As filed with the Securities and Exchange Commission on November 12, 2010
Securities Act Registration No.

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-effective Amendment No.	Post-effective Amendment No.
(Check appropriate box or boxes)
AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 2500
Houston, TX 77046
(Address of Principal Executive Offices)
(713) 626-1919
(Registrant’s Telephone Number, including Area Code)
John M. Zerr, Esquire
11 Greenway Plaza, Suite 2500, Houston, TX 77046
(Name and Address of Agent for Service of Process)
With Copies to:

MELANIE RINGOLD, ESQUIRE	E. CAROLAN BERKLEY, ESQUIRE
Invesco Advisers, Inc.	Stradley Ronon Stevens and Young, LLP
11 Greenway Plaza, Suite 2500	2600 One Commerce Square
Houston, TX 77046	Philadelphia, PA 19103
     Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.
     It is proposed that this filing will become effective on December 27, 2010, pursuant to Rule 488 under the Securities Act of 1933, as amended.
     The title of the securities being registered are Class A, Class B, Class C, Class R, Class Y and Institutional shares of Invesco Balanced-Risk Commodity Strategy Fund;
     Class A, Class B, Class C, Class Y and Institutional shares of Invesco Developing Markets Fund and Invesco Pacific Growth Fund; and
     Class A, Class B, Class C and Class Y shares of Invesco Global Health Care Fund.
     No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

[January ___], 2011
Dear Shareholder,
On June 1, Invesco completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments.
The Invesco and Van Kampen/Morgan Stanley retail investment capabilities were highly complementary, enabling Invesco to provide a more balanced product offering to Invesco Funds’ shareholders. As a result of the combination, Invesco gained investment talent for a number of investment strategies, including U.S. Value Equity, U.S. Small Cap Growth Equity, Tax-Free Municipals, Bank Loans and others. With this enhanced expertise and a comprehensive range of diverse investment capabilities, Invesco is better positioned than ever to meet the needs of investors across the U.S. and around the globe.
Since June 1, Invesco has been conducting a comprehensive review of its product line to sharpen its offerings to investors. A key goal of this effort is to reduce overlap and enhance efficiency across the product line for the benefit of Invesco Funds’ shareholders and Invesco.
As the next step in the process of integrating the combined business, the Invesco Funds Boards have approved a realignment of fund offerings, subject to shareholder approval. If approved by shareholders, the proposed realignment will:
▪	Distinguish and emphasize Invesco’s most compelling investment processes and strategies;

▪	Reduce overlap in the product lineup to help lower costs for shareholders; and

▪	Build a solid foundation for further growth to meet client and shareholder needs.
In addition, most Funds will continue to be managed by their existing investment management teams post-reorganization and many shareholders will experience a reduction in total expense ratio, decreasing the cost of their investment. In cases where management fee expenses are scheduled to increase as a result of a proposed reorganization, Invesco has instituted a cap on the total expense ratio of the Acquiring Fund intended to preserve the lowest current expense ratio of all Target Funds in each proposed set of reorganizations for a period of time post reorganization.
The independent trustees of your Board believe that the reorganization proposed in this proxy is in the best interest of your Fund and the attached proxy seeks your vote in favor of the proposed reorganization.
Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the meeting, you may vote your shares in person. If you expect to attend the meeting in person, or have questions, please notify us by calling 1-800-959-4226. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, Inc., reminding you to vote your shares.
Sincerely,
Mr. Philip Taylor
President and Principal Executive Officer

AIM INVESTMENT FUNDS (Invesco Investment Funds)
11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To Be Held on April 14, 2011
          A special meeting (the “Meeting”) of the shareholders of the Invesco Commodities Strategy Fund (the “Target Fund”), a series of AIM Investment Funds (Invesco Investment Funds) (the “Trust”) (the “Meeting”), will be held on April 14, 2011 at 3:00 p.m., Central time, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 to vote on the following proposal:
To approve an Agreement and Plan of Reorganization between the Target Fund and Invesco Balanced-Risk Commodity Strategy Fund (the “Acquiring Fund”), also a series of the Trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).
          Shareholders of record as of the close of business on January 14, 2011 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. The proposal will be effected only if the Target Fund’s shareholders approve it.
          The Board of Trustees of the Trust (the “Board”) requests that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the internet using the instructions on the proxy card.
          The Board recommends that you cast your vote FOR the above proposal as described in the Proxy Statement/Prospectus.
          Please sign and promptly return the proxy card in the postage paid return envelope regardless of the number of shares owned.
          Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the Meeting and voting in person.
________________________
Mr. Philip Taylor
President and Principal Executive Officer
January __, 2011

AIM INVESTMENT FUNDS
(Invesco Investment Funds)
11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246
PROXY STATEMENT/PROSPECTUS
January__, 2011
Introduction
          This Proxy Statement/Prospectus contains information that shareholders of the Invesco Commodities Strategy Fund (the “Target Fund”), a series of AIM Investment Funds (Invesco Investment Funds) (the “Trust”) should know before voting on the proposed reorganization that is described herein, and should be retained for future reference. This document is both the proxy statement of the Target Fund and also a prospectus for Invesco Balanced-Risk Commodity Strategy Fund (the “Acquiring Fund”), which is also a series of the Trust. The Target Fund and the Acquiring Fund are series of a registered open-end management investment company. The Target Fund and the Acquiring Fund collectively are referred to as the “Funds” and to each fund individually as a “Fund.”
          A special meeting of the shareholders of the Target Fund (the “Meeting”) will be held at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 on April 14, 2011 at 3:00 p.m., Central time. At the Meeting, shareholders of the Target Fund are being asked to consider the following proposal:
To approve an Agreement and Plan of Reorganization between the Target Fund and the Acquiring Fund, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).
          The total value of the Acquiring Fund shares of each class that shareholders will receive in the Reorganization will be the same as the total value of the shares of each class of the Target Fund that shareholders held immediately prior to the Reorganization. The Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization. No sales charges or redemption fees will be imposed in connection with the Reorganization.
          The Board of Trustees of the Trust (the “Board”) has fixed the close of business on January 14, 2011 as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of the Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card will be mailed on or about January __, 2011 to all shareholders eligible to vote on the Reorganization.
          The Board has approved the Agreement and Plan of Reorganization and has determined that the Reorganization is in the best interest of the Target Fund and the Acquiring Fund and will not dilute the interests of the existing shareholders of the Target Fund or the Acquiring Fund. If shareholders of the Target Fund do not approve the Reorganization, the Board will consider what further action is appropriate for the Fund.
          Additional information about the Funds is available in the:
•	Prospectuses for the Target Fund and the Acquiring Fund;

•	Annual and semi-annual reports to shareholders of the Target Fund and the Acquiring Fund; and

•	Statements of Additional Information (“SAIs”) for the Target Fund and the Acquiring Fund.
          These documents are on file with the Securities and Exchange Commission (the “SEC”). The prospectus of the Target Fund is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. A copy of the prospectus of the Acquiring Fund accompanies this Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Proxy Statement/Prospectus. The SAI to this Proxy Statement/Prospectus, dated the same date as this Proxy Statement/Prospectus, also is incorporated herein by reference and is deemed to be part of this Proxy Statement/Prospectus. The Target Fund prospectus, the most recent annual report to shareholders, containing audited financial statements for the most recent fiscal year, and the most recent semi-annual report to shareholders of the Target Fund have been previously mailed to shareholders and are available on the Target Fund’s website at www.invesco.com.
          Copies of all of these documents are available upon request without charge by visiting or writing to the Target Fund, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046, or calling (800) 959-4246.
          You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-1520, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

i

Page
Exhibits

EXHIBIT A Outstanding Shares of the Target Fund	A-1
EXHIBIT B Ownership of the Target Fund	B-1
EXHIBIT C Ownership of the Acquiring Fund	C-1
EXHIBIT D Form of Agreement and Plan of Reorganization	D-1
          No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

ii

PROPOSAL: TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION
          Shareholders of the Target Fund are being asked to consider and approve an Agreement and Plan of Reorganization (the “Agreement”) that will have the effect of reorganizing the Target Fund with and into the Acquiring Fund, as summarized below. The Agreement provides for (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
SUMMARY OF KEY INFORMATION
          The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Proxy Statement/Prospectus and the prospectus of the Acquiring Fund carefully for more complete information.
On what am I being asked to vote?
          As a shareholder of the Target Fund, you are being asked to consider and vote to approve the Agreement under which the assets and liabilities of the Target Fund will be transferred to the Acquiring Fund.
          If shareholders of the Target Fund approve the Agreement, shares of each class of the Target Fund will be exchanged for Acquiring Fund shares of the corresponding class of equal value, which will result in your holding shares of the Acquiring Fund equal to the value of your shares of the corresponding class of the Target Fund, and the Target Fund will be liquidated and terminated.
Has my Fund’s Board of Trustees approved the Reorganization?
          Yes. The Board has carefully reviewed the proposal and unanimously approved the Agreement and the Reorganization. The Board recommends that shareholders of the Target Fund vote in favor of the Agreement.
What are the reasons for the proposed Reorganization?
          On June 1, 2010, Invesco Ltd. (“Invesco”), the indirect parent company of Invesco Advisers, Inc., the Funds’ investment adviser (“Invesco Advisers” or “Adviser”), acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled the company to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganization proposed in this Proxy Statement/Prospectus is part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds to help reduce the shareholders’ cost of ownership.
          In considering the Reorganization and Agreement, the Board considered these and other factors in concluding that the Reorganization would be in the best interest of the Funds. The Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATION — Board Considerations in Approving the Reorganization” section below.
What effect will the Reorganization have on me as a shareholder?
          Immediately after the Reorganization, you will hold shares of a class of the Acquiring Fund that are equal in value to the shares of the corresponding class of the Target Fund that you held immediately prior to the closing of the Reorganization. The principal differences between the Target Fund and the Acquiring Fund are described in this Proxy Statement/Prospectus. The prospectus of the Acquiring Fund that accompanies this Proxy Statement/Prospectus contains additional information about the Acquiring Fund that you will hold shares of following the Reorganization, if approved.

1

How do the Funds’ investment objectives, principal investment strategies and risks compare?
          The Acquiring Fund and the Target Fund have similar investment objectives, as described below. Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.
Investment Objectives

Target Fund	Acquiring Fund
Long-term total return.	Total return.
          The principal investment strategies of the Acquiring Fund are similar to the principal investment strategies of the Target Fund, although the Acquiring Fund may invest in different types of investments and have different investment policies and limitations than the Target Fund. As a result, the risks of owning shares of the Acquiring Fund are similar to the risks of owning shares of the Target Fund, although the risks of the Funds may not be exactly the same. The sections below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Principal Investment Strategies” and “Comparison of the Principal Risks of Investing in the Funds” compare the principal investment strategies and risks of the Target Fund and the Acquiring Fund and highlight certain key differences.
How do the Funds’ expenses compare?
          The tables below provide a summary comparison of the expenses of the Target Fund and the Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganization. The pro forma expense ratios show projected estimated expenses but actual expenses may be greater or less than those shown.

2

Expense Tables and Expense Examples *

			Pro Forma
			Target Fund
			+
			Acquiring Fund
			(assumes
	Current		Reorganization is
	Target Fund	Acquiring Fund	completed)
	Class A	Class A	Class A
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	1.05%	1.05%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.45%[1]	0.46%[1]	0.32%
Acquired Fund Fees and Expenses	0.00%[2]	0.01%	0.01%
Total Annual Fund Operating Expenses	1.20%[1]	1.77%[1]	1.63%

Fee Waiver and/or Expense Reimbursement	0.00%	0.54%[3]	0.40%[4]
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursements	1.20%[1]	1.23%[1]	1.23%

3

			Pro Forma
			Target Fund
			+
			Acquiring Fund
	Current		(assumes
		Acquiring	Reorganization is
	Target Fund	Fund	completed)
	Class B	Class B	Class B
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%	5.00%	5.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	1.05%	1.05%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.45%[1]	0.46%[1]	0.32%
Acquired Fund Fees and Expenses	0.00%[2]	0.01%	0.01%
Total Annual Fund Operating Expenses	1.95%[1]	2.52%[1]	2.38%

Fee Waiver and/or Expense Reimbursement	0.00%	0.54%[3]	0.40%[4]
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursements	1.95%[1]	1.98%[1]	1.98%

4

			Pro Forma
			Target Fund
			+
			Acquiring Fund
	Current		(assumes Reorganization is
	Target Fund	Acquiring Fund	completed)
	Class C	Class C	Class C
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	1.05%	1.05%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.45%[1]	0.46%[1]	0.32%
Acquired Fund Fees and Expenses	0.00%[2]	0.01%	0.01%
Total Annual Fund Operating Expenses	1.95%[1]	2.52%[1]	2.38%

Fee Waiver and/or Expense Reimbursement	0.00%	0.54%[3]	0.40%[4]
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursements	1.95%[1]	1.98%[1]	1.98%

5

			Pro Forma
			Target Fund
			+
			Acquiring Fund
	Current		(assumes
		Acquiring	Reorganization is
	Target Fund	Fund	completed)
	Class R	Class R	Class R
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	1.05%	1.05%
Distribution and Service (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	0.45%[1]	0.46%[1]	0.32%
Acquired Fund Fees and Expenses	0.00%[2]	0.01%	0.01%
Total Annual Fund Operating Expenses	1.45%[1]	2.02%[1]	1.88%

Fee Waiver and/or Expense Reimbursement	0.00%	0.54%[3]	0.40%[4]
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursements	1.45%[1]	1.48%[1]	1.48%

6

			Pro Forma
			Target Fund
			+
	Current		Acquiring Fund
		Acquiring	(assumes Reorganization
	Target Fund	Fund	is completed)
	Class Y	Class Y	Class Y
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	1.05%	1.05%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.45%[1]	0.46%[1]	0.32%
Acquired Fund Fees and Expenses	0.00%[2]	0.01%	0.01%
Total Annual Fund Operating Expenses	0.95%[1]	1.52%[1]	1.38%

Fee Waiver and/or Expense Reimbursement	0.00%	0.54%[3]	0.40%[4]
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursements	0.95%[1]	0.98%[1]	0.98%

7

			Pro Forma
			Target Fund
			+
	Current		Acquiring Fund
		Acquiring	(assumes Reorganization is
	Target Fund	Fund	completed)
	Institutional	Institutional	Institutional
	Class	Class	Class
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	1.05%	1.05%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.44%[1]	0.24%[1]	0.25%
Acquired Fund Fees and Expenses	0.00%[2]	0.01%	0.01%
Total Annual Fund Operating Expenses	0.94%[1]	1.30%[1]	1.31%

Fee Waiver and/or Expense Reimbursement	0.00%	0.32%[3]	0.32%[4]
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursements	0.94%[1]	0.98%[1]	0.98%

*	Expense ratios reflect annual fund operating expenses for the most recent fiscal year of the Funds (as disclosed in the Funds’ current prospectuses) of the Target Fund (July 31, 2010) and the Acquiring Fund (October 31, 2010). Pro forma numbers are estimated and do not include the estimated costs of the Reorganization. The Target Fund is not expected to bear any Reorganization costs. For more information on the costs of the Reorganization to be borne by the Funds, see “Costs of the Reorganization” below.

1.	Based on estimated amounts for the current fiscal year.

2.	Unless otherwise indicated, Acquired Fund Fees and Expenses are less than 0.01%

3.	Invesco Advisers has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.22%, Class B shares to 1.97%, Class C shares to 1.97%, Class R shares to 1.47%, Class Y shares to 0.97% and Institutional Class shares to 0.97% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.

4.	Effective upon the closing of the Reorganization, Invesco Advisers has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.22%, Class B shares to 1.97%, Class C shares to 1.97%, Class Y shares to 0.97%, Class R shares to 1.47% and Institutional Class shares to 0.97% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.
Expense Example
          This Example is intended to help you compare the costs of investing in different classes of the Target Fund and the Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of the Acquiring Fund after giving effect to the Reorganization are also provided. All costs are based upon the information set forth in the Fee Table above.

8

          The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
Fund/Class	Year	Years	Years	Years
Target Fund - Class A	$666	$910	$1,173	$1,925
Acquiring Fund - Class A	$668	$974	$1,358	$2,432
Combined Pro forma Target Fund + Acquiring Fund -Class A (assuming the Reorganization is completed)	$668	$960	$1,315	$2,311

Target Fund - Class B	$698	$912	$1,252	$2,080
Target Fund - Class B (if you did not redeem your shares)	$198	$612	$1,052	$2,080
Acquiring Fund - Class B	$701	$979	$1,441	$2,586
Acquiring Fund - Class B (if you did not redeem your shares)	$201	$679	$1,241	$2,586
Combined Pro forma Target Fund + Acquiring Fund -Class B (assuming the Reorganization is completed)	$701	$964	$1,396	$2,465
Combined Pro forma Target Fund + Acquiring Fund -Class B (assuming the Reorganization is completed) (if you did not redeem your shares)	$201	$664	$1,196	$2,465

Target Fund - Class C	$298	$612	$1,052	$2,275
Target Fund - Class C (if you did not redeem your shares)	$198	$612	$1,052	$2,275
Acquiring Fund - Class C	$301	$679	$1,241	$2,772
Acquiring Fund - Class C (if you did not redeem your shares)	$201	$679	$1,241	$2,772
Combined Pro forma Target Fund + Acquiring Fund -Class C (assuming the Reorganization is completed)	$301	$664	$1,196	$2,653
Combined Pro forma Target Fund + Acquiring Fund -Class C (assuming the Reorganization is completed) (if you did not redeem your shares)	$201	$664	$1,196	$2,653

Target Fund - Class R	$148	$459	$792	$1,735
Acquiring Fund - Class R	$151	$526	$985	$2,259
Combined Pro forma Target Fund + Acquiring Fund -Class R (assuming the Transaction is completed)	$151	$511	$940	$2,134

Target Fund - Class Y	$97	$303	$525	$1,166
Acquiring Fund - Class Y	$100	$371	$724	$1,717
Combined Pro forma Target Fund + Acquiring Fund -Class Y (assuming the Reorganization is completed)	$100	$356	$677	$1,586

Target Fund – Institutional Class	$96	$300	$520	$1,155
Acquiring Fund - Institutional Class	$100	$347	$650	$1,510
Combined Pro forma Target Fund + Acquiring Fund - Institutional Class (assuming the Reorganization is completed)	$100	$348	$653	$1,520
          The Example is not a representation of past or future expenses. Each Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds’ projected or actual performance.
          For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganization, see the section entitled “THE PROPOSED REORGANIZATION - Board Considerations in Approving the Reorganization” in this Proxy Statement/Prospectus.

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How do the performance records of the Funds compare?
          The performance history of each Fund for certain periods as of September 30, 2010 is shown below. The returns below may not be indicative of a Fund’s future performance. The table below compares the performance history of the Acquiring Fund’s oldest share class to the performance history of the comparable class of the Target Fund as of September 30, 2010. Since inception performance is only provided for share classes with less than 10 years of performance history. Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.” Additional performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders.
Average Annual Total Returns*

		10 Years or
	1 Year	Since Inception
Acquiring Fund – Class A1
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares

Target Fund – Class A (inception date: 04/30/08)[2]
Return Before Taxes	3.09%	(17.67)%
Return After Taxes on Distributions	3.09%	(17.96)%
Return After Taxes on Distributions and Sale of Fund Shares	2.01%	(14.85)%

*	The above total return figures reflect the maximum front-end sales charge (load) of 5.50% applicable to Class A shares.

1.	As of September 30, 2010, the Acquiring Fund had not commenced operations and therefore no performance information is available for the Acquiring Fund.

2.	The returns shown for periods prior to June 1, 2010 are those of the Class A shares of a predecessor fund that was advised by Morgan Stanley Investment Advisors Inc. and was reorganized into the Target Fund on June 1, 2010. The returns shown for periods after June 1, 2010 are those of the Target Fund. The returns of the Target Fund are different from the predecessor fund as they had different expenses and sales charges.
          After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
How do the management, investment manager and other service providers of the Funds compare?
          Each Fund is overseen by the same Board and officers. In addition, Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains substantially identical terms (except for fees) for each Fund. The effective advisory fee at current breakpoint levels of the Acquiring Fund is higher than the effective advisory fee at current breakpoint levels of the Target Fund. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers has acted as an investment adviser since its organization in 1976. As of September 30, 2010, Invesco Advisers had $300.3 billion under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.
          The advisory agreement applicable to the Funds provides that Invesco Advisers may delegate any and all of its rights, duties and obligations to one or more wholly owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to Master Intergroup Sub-Advisory Contracts, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to a Fund. The Invesco Sub-Advisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:

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• Invesco Asset Management Deutschland GmbH;	• Invesco Hong Kong Limited;

• Invesco Asset Management Limited;	• Invesco Asset Management (Japan) Limited;

• Invesco Australia Limited;	• Invesco Senior Secured Management, Inc.; and

• Invesco Trimark Ltd.
          Other key service providers to the Target Fund, including the administrator, transfer agent, custodian, distributor and auditor, provide the same or substantially the same services to the Acquiring Fund. The Acquiring Fund’s prospectus and SAI describe the services and other arrangements with these service providers.
How do the Funds’ purchase and redemption procedures, distribution policies and exchange policies compare?
          The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase and redemption procedures and exchange policies are generally similar. For more information see the section entitled “Comparison of Share Classes and Distribution Arrangements.”
Will the Acquiring Fund have different portfolio managers than the Target Fund?
          No. The portfolio management team for the Target Fund is the same as the portfolio management team for the Acquiring Fund. The Acquiring Fund prospectus that accompanies this Proxy Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team for the Acquiring Fund.
Will there be any tax consequences resulting from the proposal?
          The Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Fund anticipates receiving a legal opinion to that effect. Thus, while there can be no guarantee that the Internal Revenue Service (“IRS”) will adopt a similar position, it is expected that shareholders will have no adverse federal income tax consequences as a result of the Reorganization. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in the Proxy Statement/Prospectus relates to the federal income tax consequences of the Reorganization only.
When is the Reorganization expected to occur?
          If shareholders of the Target Fund approve the Reorganization, it is anticipated that the Reorganization will occur on or about May 2, 2011.
How do I vote on the Reorganization?
          There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone or via the Internet. The proxy card that accompanies this Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal, as recommended by the Board, and in their best judgment on other matters.
What will happen if shareholders of the Target Fund do not approve the Reorganization?
          If the shareholders of the Target Fund do not approve the Reorganization, the Target Fund’s Board will consider other possible courses of action for the Target Fund.

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What if I do not wish to participate in the Reorganization?
          If you do not wish to have your shares of the Target Fund exchanged for shares of the Acquiring Fund as part of the Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you will incur any applicable deferred sales charge and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.
Why are you sending me the Proxy Statement/Prospectus?
          You are receiving a Proxy Statement/Prospectus because you own shares in the Target Fund as of the Record Date and have the right to vote on the very important proposal described herein concerning your Target Fund. This Proxy Statement/Prospectus contains information that shareholders of the Target Fund should know before voting on the proposed Reorganization. This document is both a proxy statement of the Target Fund and also a prospectus for the Acquiring Fund.
Where can I find more information about the Funds and the Reorganization?
          Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Proxy Statement/Prospectus contains additional information about the Reorganization. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganization or how to vote, please call Invesco Client Services at 1-800-959-4246.
ADDITIONAL INFORMATION ABOUT THE FUNDS
Comparison of Principal Investment Strategies
          The following section compares the principal investment strategies of the Target Fund with the principal investment strategies of the Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”
          Investment Strategies. The principal investment strategies of the Acquiring Fund and the Target Fund are similar. The Acquiring Fund invests, under normal conditions, in derivatives and other commodity-linked instruments whose performance is expected to correspond to the performance of the underlying commodity, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The Target Fund seeks long-term total return by investing in commodity-linked notes, commodity swaps and futures contracts, as well as fixed income securities and money market instruments.
          Both the Acquiring Fund and the Target Fund are non-diversified, which means that they can invest a greater percentage of their assets in any one issuer than a diversified fund can.
          The Acquiring Fund seeks to achieve its investment objective by investing in derivatives and other commodity-linked instruments that provide exposure to the following four sectors of the commodities markets: agriculture, energy, industrial metals and precious metals. The Target Fund seeks to capitalize on inefficiencies in the global commodities markets and provide investors with the returns of the Dow Jones UBS Commodity Index via investments in commodity-linked notes, as well as fixed-income securities and money market instruments. The Target Fund does not have limitations on the number of commodities markets to which it may be exposed.
          Both the Acquiring Fund and the Target Fund may invest up to 25% of their respective assets in wholly owned subsidiaries organized under the laws of the Cayman Islands (each, a “Subsidiary,” together, the “Subsidiaries”). The Subsidiaries are managed by the Adviser and are designed to enhance the ability of the Funds to gain exposure to the commodities markets. The Acquiring Fund’s Subsidiary, Invesco Cayman Commodity

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Fund III Ltd., has the same investment objective as the Acquiring Fund and generally employs the same investment strategy. The Target Fund’s Subsidiary is subject to the same investment restrictions and operational guidelines that apply to the Target Fund. If the Agreement is approved and the Reorganization is completed, the Target Fund’s Subsidiary will become a wholly owned subsidiary of the Acquiring Fund.
          The Subsidiaries will invest in commodity-linked derivatives such as futures, swap agreements (including total return swaps for the Acquiring Fund’s Subsidiary) and commodity-linked notes. The Acquiring Fund’s Subsidiary will also invest in other commodity-linked instruments such as exchange traded funds (ETFs) and exchange traded notes (ETNs). The Acquiring Fund’s Subsidiary, unlike the Acquiring Fund, may invest without limitation in commodity-linked derivatives and other securities, such as ETNs, that may provide leverage and non-leveraged exposure to commodities. The Acquiring Fund’s Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Acquiring Fund’s Subsidiary’s derivative positions. The Target Fund’s Subsidiary also may invest in fixed-income securities.
          The Acquiring Fund and Target Fund will be subject to the risks associated with any investment by their respective Subsidiaries to the extent of the Acquiring Fund’s or Target Fund’s investment in the Subsidiaries.
          The Acquiring Fund primarily will invest in its Subsidiaries, commodity-based exchange-traded funds, commodity-linked notes and cash and cash equivalents. Commodity-linked notes generally pay a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. In some cases, the return will be based on a multiple of the performance of the index, and this embedded leverage will magnify the positive and negative return the Acquiring Fund earns from these notes as compared to the index. The Target Fund also expects to gain a significant percentage of its exposure to the commodities market through investment in commodity-linked notes. In addition to investing in derivatives indirectly through their Subsidiaries, both the Acquiring Fund and the Target Fund may also invest directly in futures, swaps, and other types of derivative instruments.
          Both the Acquiring Fund’s and the Target Fund’s investments in derivatives may create significant leveraged exposure to certain commodities. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Acquiring Fund and the Target Fund could lose more than originally invested in the derivative. The Acquiring Fund will generally maintain 40% to 70% of its assets (including assets invested in its Subsidiaries) in cash and cash equivalent instruments, including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Acquiring Fund’s obligations under derivative transactions. The larger the value of the Acquiring Fund’s derivative positions, as opposed to positions held in non-derivative type instruments such as ETF’s, the more the Acquiring Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives. The Target Fund will also be required to set aside liquid assets or engage in other measures to reduce the effects of any leverage created by the use of derivative instruments.
          The Acquiring Fund and the Target Fund are both actively managed. Relative to index-based commodity funds that are passively managed, the Acquiring Fund will seek to provide greater capital loss protection during down markets using the portfolio management team’s active three-step investment process. This three step investment process involves (1) selecting representative commodity assets to gain exposure to the agriculture, energy, industrial metals, and precious metals sectors; (2) estimating the risk correlation of the selected commodity assets to create a potential portfolio of investments; and (3) actively positioning the Acquiring Fund’s commodity positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described above. The Acquiring Fund’s management team balances the opportunity for excess return from active positioning and the need to maintain commodity asset class exposure by setting controlled tactical ranges around the long-term commodity asset allocation. When executing the three-step investment process, the Acquiring Fund’s portfolio managers may purchase commodity-linked derivative instruments, such as futures and/or swap contracts on different types of commodity assets. The portfolio managers purchase these commodity-linked derivatives to obtain both long and short commodity positions, in order to actively balance the risks associated with different types of commodity assets and sectors.
          The Target Fund’s portfolio managers utilize a multiple quantitative and proprietary trading model to invest in the global commodities markets. The Target Fund’s portfolio managers employ an actively managed investment

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approach that seeks to generate incremental return (alpha) above the Dow Jones UBS Commodity Index. The Target Fund’s alpha strategies are based on quantitative and systematic proprietary trading models. Each alpha strategy seeks to exploit temporary market inefficiencies or other unique opportunities in the commodities markets. These strategies and models provide the Target Fund’s portfolio managers with the necessary information to determine which commodity-linked derivatives (i.e., commodity-linked notes, commodity swaps or futures contracts) to buy and sell.
          Both the Acquiring Fund and the Target Fund may engage in active and frequent trading of portfolio securities in attempting to meet their investment objectives.
Comparison of Principal Risks of Investing in the Funds
          The table below describes the principal risks that may affect each Fund’s investment portfolio. For more information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI.

Principal Risk	Funds Subject to Risk
Active Trading Risk. The Funds may engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.	Acquiring Fund Target Fund

Commodity-Linked Notes Risk. The Funds’ investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Funds.
Acquiring Fund Target Fund

Commodity Risk. The Funds’ and the Subsidiaries’ significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Funds and the Subsidiaries to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because the Funds’ and the Subsidiaries’ performance is linked to the performance of potentially volatile commodities, investors should consider purchasing shares of the Funds only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of Fund shares.
Acquiring Fund Target Fund

Counterparty Risk. Many of the instruments that the Funds expect to hold, including over-the-counter derivatives, may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.
Acquiring Fund Target Fund

Credit Risk. The issuer of instruments in which the Funds invest may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Acquiring Fund Target Fund

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A Fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk.
Acquiring Fund Target Fund

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Principal Risk	Funds Subject to Risk
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
Acquiring Fund Target Fund

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Funds’ liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective. Leverage risk includes the risks that a Fund may lose more than it invested in an instrument or transaction. The Target Fund is subject to leverage risk only in connection with its use of derivatives.
Acquiring Fund Target Fund

Liquidity Risk. The Funds may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.	Acquiring Fund Target Fund

Management Risk. The investment techniques and risk analysis used by the Funds’ portfolio managers may not produce the desired results.	Acquiring Fund Target Fund

Market Risk. The prices of and the income generated by the Funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.
Acquiring Fund Target Risk

Non-Diversification Risk. The Funds are non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Funds more than if they were diversified funds.
Acquiring Fund Target Fund

Subsidiary Risk. By investing in their respective Subsidiaries, the Fund is indirectly exposed to risks associated with the Subsidiaries’ investments, including derivatives and commodities. Because the Subsidiaries are not registered under the Investment Company Act of 1940, the Funds, as the sole investors in their respective Subsidiaries, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Funds and the Subsidiaries, respectively, are organized, could result in the inability of the Funds and/or the Subsidiaries to operate as described in this Proxy Statement/Prospectus and could negatively affect the Funds and their shareholders.
Acquiring Fund Target Fund

Tax Risk. If the Internal Revenue Service were to change its position, as set out in a number of private letter rulings (which the Funds may not cite as precedent), such that the Funds’ income from the Subsidiaries and commodity-linked notes is not “qualifying income,” the Funds may be unable to qualify as a regulated investment company for one or more years. In this event, the Funds’ Board may authorize a significant change in investment strategy or Fund liquidation.
Acquiring Fund Target Fund

U.S. Government Obligations Risk. The Funds may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Funds’ ability to recover should they default. The Target Fund is further subject to U.S. government obligations risk as a result of its investing in mortgage securities that are issued or guaranteed by the U.S. government.
Acquiring Fund Target Fund

Exchange-Traded Funds Risk. An investment by the Funds in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETFs shares to its net asset value; (2) failure to develop an active trading market for the ETFs shares; (3) the listing exchange halting trading of the ETFs shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.
Acquiring Fund

15

Comparison of Fundamental and Non-Fundamental Investment Restrictions
          Each Fund has adopted fundamental investment restrictions concerning, among other things, concentration in particular industries, borrowing and loaning money, and investing in real estate and commodities. Both the Target Fund and the Acquiring Fund are non-diversified funds. Both Funds have adopted fundamental investment restrictions relating to investing in their respective Subsidiaries, although the Target Fund may invest in one Subsidiary, whereas the Acquiring Fund may invest in multiple Subsidiaries. Except for this difference, the fundamental and non-fundamental investment restrictions of the Target Fund and those of the Acquiring Fund are the same. Fundamental investment restrictions of a Fund cannot be changed without shareholder approval. Non-fundamental investment restrictions of a Fund can be changed by a Fund’s Board of Trustees.
          Both the Target Fund and the Acquiring Fund may be subject to other investment restrictions that are not identified above. A full description of the Target Fund’s and the Acquiring Fund’s investment policies and restrictions may be found in its respective SAI.
Comparison of Share Classes and Distribution Arrangements
          Each share class of the Target Fund will be reorganized into a specific share class of the Acquiring Fund. The following sub-sections identify the Acquiring Fund share class that corresponds with the Target Fund share class as well as the different distribution arrangements among the various share classes.
          Class Structure. The Funds each offer multiple share classes. Each such class offers a distinct structure of sales charges, distribution and/or service fees, and reductions and waivers thereto, which are designed to address a variety of shareholder servicing needs. In addition, some share classes have certain eligibility requirements that must be met to invest in that class of shares. The eligibility requirements are the same for each Fund and are described in the Funds’ prospectuses.
          The share classes offered by the Target Fund and the corresponding share classes of the Acquiring Fund that Target Fund shareholders will receive in connection with the Reorganization are as follows:

Target Fund Share Classes	Acquiring Fund Share Classes
Class A	Class A
Class B	Class B
Class C	Class C
Class R	Class R
Class Y	Class Y
Institutional Class	Institutional Class
          Neither Fund currently offers Class B shares to new investors. Existing investors of the Target Fund that owned Class B shares before their closure will continue to receive reinvested dividends in the form of new Class B shares but may no longer add to their existing positions in Class B shares. Shareholders who receive Class B shares in connection with the Reorganization may continue to hold those shares and reinvest dividends until the scheduled conversion date of the Class B shares to Class A shares but may not purchase new Class B shares.
          Sales Charges. The sales charge schedule (if any) of the share classes of the Target Fund are substantially the same as the sales charge schedule (if any) of the corresponding share classes of the Acquiring Fund. Class A shares of each Fund are sold with an initial sales charge that ranges from 5.50% to zero depending on the amount of your investment. Class B and Class C shares of each Fund are sold with a contingent deferred sales charge that may be imposed when the shares are sold. Class A shares may also be subject to a contingent deferred sales charge on purchases of $1 million or more if redeemed prior to 18 months after the date of purchase. Each Fund offers reductions and waivers of the initial sales charge and contingent deferred sale charge to certain eligible investors or under certain circumstances, which are substantially the same between the Funds. Class R, Class Y and Institutional Class shares are sold without any initial sales charge or contingent deferred sales charge. Each share class except Class Y and Institutional Class imposes an asset based sales charge or service fee under one or more plans adopted by the Board, which are described in the following section. The Funds’ prospectuses describe the sales charge schedules and applicable waivers and exemptions of each such share class.

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          You will not pay an initial sales charge on Acquiring Fund Class A shares that you receive in connection with the Reorganization. In addition, the exchange of Class A shares, Class B shares or Class C shares of the Target Fund for corresponding classes of the Acquiring Fund at the consummation of the Reorganization will not result in the imposition of any contingent deferred sales charge that applies to those share classes. Upon consummation of the Reorganization, former Target Fund shareholders of Class A shares, Class B shares or Class C shares will be credited for the period of time from their original date of purchase of the Target Fund Class A shares, Class B shares or Class C shares for purposes of determining the amount of any contingent deferred sales charge that may be due upon subsequent redemption, if any. In addition, the CDSC schedule that applies to the Class B shares of the Target Fund that you own will continue to apply to the Class B shares of the Acquiring Fund that you receive in the Reorganization. The Acquiring Fund initial sales charges for Class A shares and contingent deferred sales charges that apply to Class A shares and Class C shares will apply to any Class A shares or Class C shares of the Acquiring Fund purchased after the Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge or contingent deferred sales charge.
          Distribution Fees. The Funds have adopted distribution plans and service plans (together, the “Distribution Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the “1940 Act” with respect to each of their Class A, Class B and Class C, and Class R shares. Class Y and Institutional Class shares of the Funds are not subject to the Distribution Plans.
          Pursuant to the Target Fund’s Distribution Plans, the Target Fund is authorized to make payments to Invesco Distributors, Inc. (“IDI”), the Funds’ principal underwriter, in connection with the distribution of Target Fund shares and providing shareholder services at the annual rate of up to 0.25% of the Target Fund’s average daily net assets attributable to Class A shares, at the annual rate of up to 1.00% of the Target Fund’s average daily net assets attributable to Class B and Class C shares, and at the annual rate of up to 0.50% of the Target Fund’s average net assets attributable to Class R shares. Notwithstanding the foregoing expense limits, however, IDI may be reimbursed from the Target Fund only up to the amount it has spent on activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders. This type of Distribution Plan is sometimes referred to as a “reimbursement-type” plan because the underwriter is only entitled to be reimbursed for its plan-related expenses.
          The Distribution Plans for the Acquiring Fund and the Target Fund are similar except that the IDI is entitled to be paid by the Acquiring Fund the maximum amounts described above (i.e., 0.25% for Class A shares, 1.00% for Class B and Class C shares and 0.50% for Class R shares) regardless of the amount IDI has spent on activities or expenses intended to result in the sale of shares or the servicing of shareholders. This type of Distribution Plan is sometimes referred to as a “compensation-type” plan because the underwriter is compensated at a fixed rate, regardless of its actual distribution and service-related expenditures. Thus it is possible that under the Acquiring Fund’s Distribution Plan the underwriter could, in practice, receive payments in excess of the amounts actually paid under the Target Fund’s “reimbursement” type Distribution Plan.
          The fee table under the “SUMMARY OF KEY INFORMATION – How do the Funds’ expenses compare” section of this Proxy Statement/Prospectus describes the fees paid under each Funds’ Distribution Plan for a recent period as well as an estimate of the fees to be paid under the Acquiring Fund’s Distribution Plan following the Reorganizations.
Comparison of Purchase and Redemption Procedures
          The purchase procedures employed by the Target Fund and the Acquiring Fund are substantially the same. Each Fund offers shares through its distributor on a continuous basis. Shares of the Funds may be purchased directly through the transfer agent and through other authorized financial intermediaries. Investors may purchase both initial and additional shares by mail, wire, telephone or the internet. The Acquiring Fund prospectus enclosed with this Proxy Statement/Prospectus describes in detail how shareholders can purchase Acquiring Fund shares. Class A, Class B (closed to new investments, except dividend reinvestments), Class C and Class Y shares of the Funds require a minimum investment of $1,000 ($250 for IRA, Roth IRA, and Coverdell Education Savings Accounts). There is no minimum investment required to purchase Class R shares. Institutional Class shares of the Target Fund and the Acquiring Fund each require a minimum initial investment that ranges from $0 to $10 million, depending on the type of account making the investment. The Acquiring Fund’s prospectus describes the types of accounts to

17

which the minimum initial investment applies. For accounts participating in a systematic investment program, the minimum investment is $50 ($25 for IRA, Roth IRA, and Coverdell Education Savings Accounts). Certain exemptions apply as set forth in the Funds’ prospectuses. The foregoing investment minimums will not apply to shares received in connection with the Reorganization. However, investors may be charged a small-account fee if account balances remain below the required investment minimum for certain periods. See the Funds’ prospectuses for details.
Comparison of Distribution Policies
          The Funds declare and pay dividends of net investment income, if any, annually, and capital gains distributions, if any, at least annually. Each Fund may also declare and pay capital gains distributions more than once per year as permitted by law. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash.
Forms of Organization and Securities to be Issued
          The Acquiring Fund and the Target Fund are series of the same Delaware statutory trust, with the same governing instruments, including the declaration of trust and bylaws. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Target Fund and the Acquiring Fund. Each share of the Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other fund that is a series of the respective Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in each Fund’s SAI.
Pending Litigation
          Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (“IFG”) (the former investment adviser to certain funds), a predecessor to Invesco Advisers, IDI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Acquiring Fund’s SAI.
Where to Find More Information
          For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses: (i) see “Fund Management” for more information about the management of a Fund; (ii) see “Other Information” for more information about a Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the pricing, purchase, redemption and repurchase of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund, and distribution arrangements of a Fund.
THE PROPOSED REORGANIZATION
Summary of Agreement and Plan of Reorganization
          The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit D to this Proxy Statement/Prospectus.

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          With respect to the Reorganization, if shareholders of the Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of liabilities of the Target Fund and delivery by the Acquiring Fund to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with the Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the Target Fund immediately prior to the Reorganization.
          The class or classes of Acquiring Fund shares that shareholders will receive in connection with the Reorganization will be the corresponding class or classes of Target Fund shares that shareholders hold, as described above under “Comparison of Share Classes and Distribution Arrangements.”
          The Target Fund and the Acquiring Fund have made representations and warranties in the form of Agreement that are customary in matters such as the Reorganization.
          If shareholders approve the Reorganization and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganization (the “Closing”) is expected to occur on or about May 2, 2011, (the “Closing Date”) immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (the “Effective Time”). Following receipt of the requisite shareholder vote in favor of the Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Target Fund will be terminated in accordance with its governing documents and applicable law.
          If shareholders of the Target Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Board will consider what additional action to take. The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.
Board Considerations in Approving the Reorganization
          As discussed above, on June 1, 2010, Invesco acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled Invesco to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganization proposed in this Proxy Statement/Prospectus is part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds.
          Because of the large number of proposed reorganizations, each Board of Trustees of the Invesco Funds created an ad hoc committee comprised of both Invesco Fund trustees and Van Kampen legacy trustees (the “Ad Hoc Merger Committees”). The Ad Hoc Merger Committee of the Board met separately three times, from September 2, 2010 through October 13, 2010 to discuss the proposed Reorganization. Two separate meetings of the full Board were also held to review and consider the Reorganization, including presentations by the Ad Hoc Merger Committee. The trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Trust (the “Independent Trustees”) held a separate meeting prior to the meeting of the full Board to consider these matters. The Independent Trustees have been advised on this matter by independent counsel to the Independent Trustees and by the independent Senior Officer, an officer of the Trust who reports directly to the Independent Trustees. The Board requested and received from Invesco Advisers and IDI written materials containing relevant information about the Funds and the proposed Reorganization, including fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data.
          The Board considered the potential benefits and costs of the Reorganization to the Target Fund, the Acquiring Fund and their respective shareholders. The Board reviewed detailed information comparing the following information for the Target Fund and the Acquiring Fund: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) portfolio composition; (4) the comparative short-term and long-term investment performance; (5) the current expense ratios and expense structures, including contractual investment

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advisory fees; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; and (7) relative asset size and net purchase (redemption) trends. The Board also considered the benefits to the Target Fund of (i) combining with a similar Fund to create a larger fund with a more diversified shareholder base that may also achieve certain economies of scale as certain fixed expenses are allocated over a larger asset base, and (ii) Invesco Advisers’ paying a portion of the expenses related to the reorganizations for those funds that are currently subject to expense caps, (iii) Invesco Advisers’ agreement to cap expenses of the Acquiring Fund for two years after the Closing, and (iv) the expected tax free nature of the Reorganization for the Target Fund and its shareholders for federal income tax purposes. The Board also considered the overall goal of the reorganizations to rationalize the Invesco Funds to enable IDI to better focus on the combined funds to promote additional asset growth.
          With respect to the proposed Reorganization, the Board further considered that (i) Target Fund shareholders would become shareholders of a Fund with a higher effective advisory fee at current breakpoint levels; (ii) Invesco Advisers’ agreement to continue the fee cap on the Acquiring Fund’s total expenses, as disclosed above, on a pro forma basis through June 30, 2013; (iv) the investment objective, strategies and related risks of the Funds are similar; and (v) the Funds have the same portfolio management team.
          Based upon the information and considerations described above, the Board, on behalf of the Target Fund and the Acquiring Fund, approved the Reorganization in order to combine the Target Fund with a similar Fund in terms of investment objectives, strategies and risks, portfolio management and portfolio composition to create a larger fund with a relatively more diversified shareholder base. The Board also determined that shareholders of the Funds could potentially benefit from the growth in assets realized by the Reorganization, with the potential to achieve certain economies of scale. The Board concluded that the Reorganization is in the best interests of the Target Fund and the Acquiring Fund and that no dilution of value would result to the shareholders of the Target Fund or Acquiring Fund from the Reorganization. Consequently, the Board approved the Agreement and the Reorganization on October 27, 2010.
Federal Income Tax Considerations
          The following is a general summary of the material U.S. federal income tax considerations of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.
          The Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of the Target Fund into the Acquiring Fund are as follows:
•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•	the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).
          Neither the Target Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization. As a condition to Closing, Stradley Ronon Stevens &

20

Young, LLP will render a favorable opinion to the Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of the Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. A copy of the opinion will be filed with the Securities and Exchange Commission and will be available for public inspection. See “WHERE TO FIND ADDITIONAL INFORMATION.”
          Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives.
          Prior to the Closing of the Reorganization, the Target Fund will distribute, and the Acquiring Fund may distribute, to their respective shareholders any undistributed income and gains (net of available capital loss carryovers) to the extent required to avoid entity level tax or as otherwise deemed desirable. Such distributions, if made, are anticipated to be made in the 2011 calendar year and would be taxable to shareholders in such year.
          As of September 30, 2010, the Acquiring Fund had not commenced operations. The ability of the Acquiring Fund to use post-Closing capital losses can not be known in advance and will depend on numerous factors. The following is a general discussion of the possible limitations on the use of capital losses that may apply. The tax attributes, including capital loss carryovers, of the Target Fund move to the Acquiring Fund in the Reorganization. The capital loss carryovers of the Target Fund and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-Closing. First, the capital loss carryovers of the Fund with a smaller aggregate net asset value at the time of Closing (the “Smaller Fund”), increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “aggregate capital loss carryovers”), are expected to become subject to an annual limitation. Losses in excess of that limitation may be carried forward to succeeding tax years, subject to an overall eight-year carryover period. The annual limitation will generally equal the net asset value of the Smaller Fund on the Closing Date multiplied by the “long-term tax-exempt rate” published by the IRS. If the Smaller Fund has net unrealized built-in gains at the time of Closing the Reorganization (i.e., unrealized appreciation in value of the Fund’s investments), the annual limitation for a taxable year will be increased by the amount of such built-in gains that are recognized in the taxable year. Second, if a Fund has built-in gains at the time of the Reorganization that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of the other Fund. Third, the capital losses of the Target Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of the Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year (excluding capital loss carryovers) treated as realized post-Closing based on the number of days remaining in such year. Fourth, the Reorganization may result in an earlier expiration of a Fund’s capital loss carryovers because the Reorganization causes the Target Fund’s tax year to close early in the year of the Reorganization.
          If the Target Fund is the Smaller Fund, based upon the Target Fund’s aggregate capital loss carryovers of approximately $20.8 million and its aggregate net asset value of $104 million at July 31, 2010, the annual limitation on the use of its aggregate capital loss carryovers may not prevent the combined Fund from utilizing such losses, albeit over a period of time. However, the effect of the annual limitation may be to cause the combined Fund, post-Closing, to distribute more capital gains in a taxable year than might otherwise have been the case if no such limitation had applied. As of September 30, 2010, the Acquiring Fund had not commenced operations and therefore no financial information is available for the Acquiring Fund. The ability of the Acquiring Fund to absorb its own capital loss carryovers and those of the Target Fund post-Closing depend upon a variety of factors that can not be known in advance. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.

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          In addition, if the Acquiring Fund following the Reorganization has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Target Fund, shareholders of the Target Fund, post-Closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred. The Target Fund’s unrealized appreciation (depreciation) in value of investments on a tax basis as a percentage of its net asset value at July 31, 2010 is (3%). As of September 30, 2010, the Acquiring Fund had not commenced operations and therefore no financial information is available for the Acquiring Fund.
          After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes.
Costs of the Reorganization
          The total cost of the Reorganization to be paid by the Acquiring Fund is estimated to be $30,000. The estimated total costs of the Reorganization for the Target Fund, as well as the estimated proxy solicitation costs for the Target Fund, which are part of the total Reorganization costs, are set forth in the table below.

			Estimated Portion
			of Total
			Reorganization
	Estimated Proxy	Estimated Total	Costs to be Paid
	Solicitation Costs	Reorganization Costs	by the Funds
Target Fund	$1,000	$40,000	$0
          Where the Target Fund is not paying Reorganization costs, Invesco Advisers will bear these costs. The costs of the Reorganization include legal counsel fees, independent accountant fees, expenses related to the printing and mailing of this Proxy Statement/Prospectus and fees associated with the proxy solicitation but do not include any portfolio transaction costs arising from the Reorganization.
VOTING INFORMATION
Proxy Statement/Prospectus
          We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by appearing in person at the Meeting and following the instructions below. You do not need to attend the Meeting to vote, however. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.
          This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card are expected to be mailed on or about January ___, 2011 to all shareholders entitled to vote. Shareholders of record of the Target Fund as of the close of business on January 14, 2011 (the “Record Date”) are entitled to vote at the Meeting. The number of outstanding shares of each class of the Target Fund on December 15, 2010 can be found at Exhibit A. Each share is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held.
          Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Fund in writing at the address of the Target Fund set forth on the cover page of the Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in

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person. However, if your shares are held through a broker-dealer or other financial intermediary, you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.
Quorum Requirement and Adjournment
          A quorum of shareholders is necessary to hold a valid shareholder meeting of the Target Fund. For the Target Fund, a quorum will exist if shareholders representing one-third of the outstanding shares of the Target Fund entitled to vote are present at the Meeting in person or by proxy.
          Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Agreement. Because the proposal described in this Proxy Statement/Prospectus is considered “non-routine,” under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you.
          Abstentions will count as shares present at the Meeting for purposes of establishing a quorum. If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve the Agreement are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including, among other things, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.
Vote Necessary to Approve the Agreement
          The Board has unanimously approved the Agreement, subject to shareholder approval. Shareholder approval of the Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the Meeting, if the holders of more than 50% of the outstanding shares of the Target Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the Target Fund.
          Abstentions are counted as present but are not considered votes cast at the Meeting. Abstentions therefore will have the same effect as a vote against the Agreement because approval of the Agreement requires the affirmative vote of a percentage of either the shares present at the Meeting or the outstanding shares of the Target Fund.
Proxy Solicitation
          The Target Fund has engaged the services of Computershare Fund Services, Inc. (“Solicitor”) to assist in the solicitation of proxies for the Meeting. Solicitor’s costs are described under the “Costs of the Reorganization” section of this Proxy Statement/Prospectus. Proxies are expected to be solicited principally by mail, but the Target Fund or Solicitor may also solicit proxies by telephone, facsimile or personal interview. The Target Fund’s officers may also solicit proxies but will not receive any additional or special compensation for any such solicitation.
          Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request. The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.
Other Meeting Matters
          Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Proxy Statement/Prospectus. Under the Target Fund’s bylaws, business transacted at a special meeting such as this Meeting shall be limited to (i) the purpose stated in the notice and (ii) adjournment of the special meeting with regard to the stated purpose. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

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Share Ownership by Large Shareholders, Management and Trustees
          A list of the name, address and percent ownership of each person who, as of December 15, 2010, to the knowledge of the Target Fund and the Acquiring Fund, owned 5% or more of the outstanding shares of a class of such Target Fund or the Acquiring Fund, respectively, can be found at Exhibits B and C.
          Information regarding the ownership of shares of the Target Fund and the Acquiring Fund by the Trustees and executive officers of the Trust can be found at Exhibits B and C.
OTHER MATTERS
Dissenters’ Rights
          If the Reorganization is approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act which supersedes state law. Shareholders of the Target Fund, however, have the right to redeem their shares at net asset value subject to applicable deferred sales charges and/or redemption fees (if any) until the closing date of the Reorganization. After the Reorganization, Target Fund shareholders will hold shares of the Acquiring Fund, which may also be redeemed at net asset value subject to applicable deferred sales charges and/or redemption fees (if any).
Shareholder Proposals
          The Funds do not generally hold annual meetings of shareholders. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of the Target Fund hereafter called, should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed for the Target Fund, shareholders of the Target Fund will become shareholders of the Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future meeting. For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.
WHERE TO FIND ADDITIONAL INFORMATION
          This Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each Fund’s registration statement, which contains the Fund’s prospectuses and related SAIs, is 811-05426.
          Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, D.C. 20549. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

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EXHIBIT A
Outstanding Shares of the Target Fund
          As of December 15, 2010, there were the following number of shares outstanding of each class of the Target Fund:

Target Fund/Share Classes	Number of Shares Outstanding
Invesco Commodities Strategy Fund

Class A

Class B

Class C

Class R

Class Y

Institutional Class

A-1

EXHIBIT B
Ownership of the Target Fund
Significant Holders
          Listed below are the name, address and percent ownership of each person who, as of December 15, 2010, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Target Fund is presumed to “control” the fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number of	Percent Owned of
Name and Address	Class of Shares	Shares Owned	Record*
Name and Address			_____ %

*	AIM Investment Funds (Invesco Investment Funds) has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
          To the best of the knowledge of the Target Fund, the ownership of shares of the Target Fund by executive officers and Trustees of the Target Fund as a group constituted less than 1% of each outstanding class of shares of the Target Fund as of December 15, 2010.

B-1

EXHIBIT C
Ownership of the Acquiring Fund
Significant Holders
          Listed below are the name, address and percent ownership of each person who, as of December 15, 2010, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Acquiring Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Acquiring Fund is presumed to “control” the fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number of	Percent Owned of
Name and Address	Class of Shares	Shares Owned	Record*
Name and Address			_____ %

*	AIM Investment Funds (Invesco Investment Funds) has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
          To the best of the knowledge of the Acquiring Fund, the ownership of shares of the Acquiring Fund by executive officers and Trustees of the Acquiring Fund as a group constituted less than 1% of each outstanding class of shares of the Acquiring Fund as of December 15, 2010.

C-1

Exhibit D
AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this ___ day of __________, 2010 by and among (i) each of the Invesco open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”) separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).
          WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and assume the liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);
          WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and
          WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).
          NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:
1.	DESCRIPTION OF THE REORGANIZATIONS
     1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.
     1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

     (a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.
     (b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(g) (collectively, “Assets”).
     (c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”
     (d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and the Target Fund will as promptly as practicable completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

     (e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.
2.	VALUATION
     2.1. With respect to each Reorganization:
     (a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees.
     (b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of each class computed on the Valuation Date using the Acquiring Fund’s valuation procedures established by the Acquiring Entity’s Board of Trustees, which are the same as the Target Fund’s valuation procedures.
     (c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.
     (d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.
3.	CLOSING AND CLOSING DATE
     3.1. Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (the “Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”).
     3.2. With respect to each Reorganization:
     (a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the

Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date.
     (b) The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.
     (c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.
     (d) The Target Entity shall direct each applicable transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
     (e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the

Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4.	REPRESENTATIONS AND WARRANTIES
     4.1. Each Target Entity, on behalf of itself or, where applicable, a Target Fund, represents and warrants to the Acquiring Entity and its corresponding Acquiring Fund as follows:
     (a) The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Amended and Restated Agreement and Declaration of Trust and by-laws (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;
     (b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;
     (c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;
     (d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;
     (f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;
     (g) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (h) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
     (i) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
     (j) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, before the Closing Date will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of Target Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date; (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such short taxable year (in each case after reduction for any capital loss carryover); and (C) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for the short taxable year;
     (k) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
     (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (m) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;
     (n) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and
     (o) The Target Fund has no unamortized or unpaid organizational fees or expenses.
     4.2. Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and its corresponding Target Fund as follows:
     (a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Agreement and Declaration of Trust, as amended (the “Agreement and Declaration of Trust”), to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;
     (b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;
     (c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;
     (d) The prospectuses and statements of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;
     (f) The financial statements of the Acquiring Fund for the Acquiring Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (g) Since the last day of the Acquiring Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
     (h) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;
     (i) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date;
     (j) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-

assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
     (k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (l) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;
     (m) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;
     (n) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
     (o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates.
5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND
     5.1. With respect to each Reorganization:
     (a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.
     (b) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     (c) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
     (d) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.
     (e) If reasonably requested by the Acquiring Fund in writing, the Target Entity will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by a Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) all FIN 48 work papers and supporting statements pertaining to a Target Fund in a Tax-Free Reorganization (the “FIN 48 Workpapers”), and (4) the tax books and records of a Target Fund in a Tax-Free Reorganization for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date.
     (f) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
     (g) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.
     (h) If reasonably requested in writing by Acquiring Fund, a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.
     (i) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code.

     (j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.
     (k) If reasonably requested in writing by Acquiring Fund, the Target Fund shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.
6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND
     6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
     (c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date; and
7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
     7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) If requested by Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) if applicable, the FIN 48 Workpapers, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and (v) a statement of earnings and profits as provided in Section 5.1(h);
     (c) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
     (d) The Target Custodian shall have delivered the certificate contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;
     (e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date; and
     (f) The Target Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income (determined without regard to any deductions for dividends paid) and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) any such undistributed investment company taxable income and net realized capital gains from any prior period to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for the short taxable year.
8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND
     With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
     8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;
     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein;
     8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;
     8.4. A registration statement on Form N-14 under the 1933 Act properly registering the Acquiring Fund shares to be issued in connection with the Reorganization shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
     8.5. The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.

9.	FEES AND EXPENSES
     9.1. Each Acquiring Fund will bear its expenses relating to the Reorganizations, which IAI has estimated to be $30,000 per Reorganization. Each Target Fund will bear its costs associated with the Reorganization, provided that the Target Fund is expected to recoup those costs within 24 months following the Reorganization as a result of reduced total annual fund operating expenses. IAI has agreed to bear the Reorganization costs of any Target Fund that does not meet the foregoing threshold based on estimates prepared by the Adviser and discussed with the Board.
10.	FINAL TAX RETURNS AND FORMS 1099 OF TARGET FUND
     10.1. After the Closing Date, except as otherwise agreed to by the parties, Target Entity shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS
     11.1. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
12.	TERMINATION
     This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.
13.	AMENDMENTS
     This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.
14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
     14.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
     14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

     14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
     14.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.
     14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the Target Entity or the Agreement and Declaration of Trust of the Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Invesco Advisers, Inc.

By:

Name:
Title:
AIM Counselor Series Trust (Invesco Counselor Series Trust), AIM Equity Funds (Invesco Equity Funds), AIM Funds Group (Invesco Funds Group), AIM Growth Series (Invesco Growth Series), AIM International Mutual funds (Invesco International Mutual Funds), AIM Investment Funds (Invesco Investment Funds), AIM Investment Securities Funds (Invesco Investment Securities Funds), AIM Sector Funds (Invesco Sector Funds) and AIM Variable Insurance Funds (Invesco Variable Insurance Funds), each on behalf of its respective series identified on Exhibit A hereto

By:

Name:
Title:

EXHIBIT A
CHART OF REORGANIZATIONS

Acquiring Fund (and share classes) and	Corresponding Target Fund (and share
Acquiring Entity	classes) and Target Entity

Schedule 1.2(c)
Excluded Liabilities
None

Schedule 8.6
Tax Opinions
     (i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
     (ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code, except that Target Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.
     (iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.
     (iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.
     (v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
     (vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.
     (vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.
     (viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
     (ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor,

provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.
     (x) For purposes of Section 381 of the Code, either: (i) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder; or (ii) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code as if there had been no Reorganization.

[January ___], 2011
Dear Shareholder,
On June 1, Invesco completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments.
The Invesco and Van Kampen/Morgan Stanley retail investment capabilities were highly complementary, enabling Invesco to provide a more balanced product offering to Invesco Funds’ shareholders. As a result of the combination, Invesco gained investment talent for a number of investment strategies, including U.S. Value Equity, U.S. Small Cap Growth Equity, Tax-Free Municipals, Bank Loans and others. With this enhanced expertise and a comprehensive range of diverse investment capabilities, Invesco is better positioned than ever to meet the needs of investors across the U.S. and around the globe.
Since June 1, Invesco has been conducting a comprehensive review of its product line to sharpen its offerings to investors. A key goal of this effort is to reduce overlap and enhance efficiency across the product line for the benefit of Invesco Funds’ shareholders and Invesco.
As the next step in the process of integrating the combined business, the Invesco Funds Boards have approved a realignment of fund offerings, subject to shareholder approval. If approved by shareholders, the proposed realignment will:
▪	Distinguish and emphasize Invesco’s most compelling investment processes and strategies;

▪	Reduce overlap in the product lineup to help lower costs for shareholders; and

▪	Build a solid foundation for further growth to meet client and shareholder needs.
In addition, most Funds will continue to be managed by their existing investment management teams post-reorganization and many shareholders will experience a reduction in total expense ratio, decreasing the cost of their investment. In cases where management fee expenses are scheduled to increase as a result of a proposed reorganization, Invesco has instituted a cap on the total expense ratio of the Acquiring Fund intended to preserve the lowest current expense ratio of all Target Funds in each proposed set of reorganizations for a period of time post reorganization.
The independent trustees of your Board believe that the reorganization proposed in this proxy is in the best interest of your Fund and the attached proxy seeks your vote in favor of the proposed reorganization.
Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the meeting, you may vote your shares in person. If you expect to attend the meeting in person, or have questions, please notify us by calling 1-800-959-4226. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, Inc., reminding you to vote your shares.
Sincerely,
Mr. Philip Taylor
President and Principal Executive Officer

AIM INVESTMENT FUNDS (Invesco Investment Funds)
11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To Be Held on April 14, 2011
          A special meeting (the “Meeting”) of the shareholders of the Invesco Van Kampen Emerging Markets Fund (the “Target Fund”), a series of AIM Investment Funds (Invesco Investment Funds) (the “Trust”) (the “Meeting”), will be held on April 14, 2011 at 3:00p.m., Central time, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 to vote on the following proposal:
To approve an Agreement and Plan of Reorganization between the Target Fund and Invesco Developing Markets Fund (the “Acquiring Fund”), also a series of the Trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).
          Shareholders of record as of the close of business on January 14, 2011 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. The proposal will be effected only if the Target Fund’s shareholders approve it.
          The Board of Trustees of the Trust (the “Board”) requests that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the internet using the instructions on the proxy card.
          The Board recommends that you cast your vote FOR the above proposal as described in the Proxy Statement/Prospectus.
          Please sign and promptly return the proxy card in the postage paid return envelope regardless of the number of shares owned.
          Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the Meeting and voting in person.

Mr. Philip Taylor
President and Principal Executive Officer
January __, 2011

AIM INVESTMENT FUNDS
(Invesco Investment Funds)
11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246
PROXY STATEMENT/PROSPECTUS
January__, 2011
Introduction
          This Proxy Statement/Prospectus contains information that shareholders of the Invesco Van Kampen Emerging Markets Fund (the “Target Fund”), a series of AIM Investment Funds (Invesco Investment Funds) (the “Trust”) should know before voting on the proposed reorganization that is described herein, and should be retained for future reference. This document is both the proxy statement of the Target Fund and also a prospectus for Invesco Developing Markets Fund (the “Acquiring Fund”), which is also a series of the Trust. The Target Fund and the Acquiring Fund are series of a registered open-end management investment company. The Target Fund and the Acquiring Fund collectively are referred to as the “Funds” and to each fund individually as a “Fund.”
          A special meeting of the shareholders of the Target Fund (the “Meeting”) will be held at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 on April 14, 2011 at 3:00 p.m., Central time. At the Meeting, shareholders of the Target Fund are being asked to consider the following proposal:
To approve an Agreement and Plan of Reorganization between the Target Fund and the Acquiring Fund, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).
          The total value of the Acquiring Fund shares of each class that shareholders will receive in the Reorganization will be the same as the total value of the shares of each class of the Target Fund that shareholders held immediately prior to the Reorganization. The Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization. No sales charges or redemption fees will be imposed in connection with the Reorganization.
          The Board of Trustees of the Trust (the “Board”) has fixed the close of business on January 14, 2011 as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of the Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card will be mailed on or about January ___, 2011 to all shareholders eligible to vote on the Reorganization.
          The Board has approved the Agreement and Plan of Reorganization and has determined that the Reorganization is in the best interest of the Target Fund and the Acquiring Fund and will not dilute the interests of the existing shareholders of the Target Fund or the Acquiring Fund. If shareholders of the Target Fund do not approve the Reorganization, the Board will consider what further action is appropriate for the Fund.
          Additional information about the Funds is available in the:
•	Prospectuses for the Target Fund and the Acquiring Fund;

•	Annual and semi-annual reports to shareholders of the Target Fund and the Acquiring Fund; and

•	Statements of Additional Information (“SAIs”) for the Target Fund and the Acquiring Fund.
          These documents are on file with the Securities and Exchange Commission (the “SEC”). The prospectus of the Target Fund is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. A copy of the prospectus of the Acquiring Fund accompanies this Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Proxy Statement/Prospectus. The SAI to this Proxy Statement/Prospectus, dated the same date as this Proxy Statement/Prospectus, also is incorporated herein by reference and is deemed to be part of this Proxy Statement/Prospectus. The Target Fund prospectus, the most recent annual report to shareholders, containing audited financial statements for the most recent fiscal year, and the most recent semi-annual report to shareholders of the Target Fund have been previously mailed to shareholders and are available on the Trust’s website at www.invesco.com.
          Copies of all of these documents are available upon request without charge by visiting or writing to the Target Fund, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046, or calling (800) 959-4246.
          You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-1520, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

i

Page
Exhibits

EXHIBIT A Outstanding Shares of the Target Fund	A-1
EXHIBIT B Ownership of the Target Fund	B-1
EXHIBIT C Ownership of the Acquiring Fund	C-1
EXHIBIT D Form of Agreement and Plan of Reorganization	D-1
EXHIBIT E Financial Highlights	E-1
          No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

ii

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION
          Shareholders of the Target Fund are being asked to consider and approve an Agreement and Plan of Reorganization (the “Agreement”) that will have the effect of reorganizing the Target Fund with and into the Acquiring Fund, as summarized below. The Agreement provides for (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
SUMMARY OF KEY INFORMATION
          The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Proxy Statement/Prospectus and the prospectus of the Acquiring Fund carefully for more complete information.
On what am I being asked to vote?
          As a shareholder of the Target Fund, you are being asked to consider and vote to approve the Agreement under which the assets and liabilities of the Target Fund will be transferred to the Acquiring Fund.
          If shareholders of the Target Fund approve the Agreement, shares of each class of the Target Fund will be exchanged for Acquiring Fund shares of the corresponding class of equal value, which will result in your holding shares of the Acquiring Fund equal to the value of your shares of the corresponding class of the Target Fund, and the Target Fund will be liquidated and terminated.
Has my Fund’s Board of Trustees approved the Reorganization?
          Yes. The Board has carefully reviewed the proposal and unanimously approved the Agreement and the Reorganization. The Board recommends that shareholders of the Target Fund vote in favor of the Agreement.
What are the reasons for the proposed Reorganization?
          On June 1, 2010, Invesco Ltd. (“Invesco”), the indirect parent company of Invesco Advisers, Inc., the Funds’ investment adviser (“Invesco Advisers” or “Adviser”), acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled the company to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganization proposed in this Proxy Statement/Prospectus is part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds to help reduce the shareholders’ cost of ownership.
          In considering the Reorganization and Agreement, the Board considered these and other factors in concluding that the Reorganization would be in the best interest of the Funds. The Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATION — Board Considerations in Approving the Reorganization” section below.
What effect will the Reorganization have on me as a shareholder?
          Immediately after the Reorganization, you will hold shares of a class of the Acquiring Fund that are equal in value to the shares of the corresponding class of the Target Fund that you held immediately prior to the closing of the Reorganization. The principal differences between the Target Fund and the Acquiring Fund are described in this Proxy Statement/Prospectus. The prospectus of the Acquiring Fund that accompanies this Proxy Statement/Prospectus contains additional information about the Acquiring Fund that you will hold shares of following the Reorganization, if approved.

1

How do the Funds’ investment objectives, principal investment strategies and risks compare?
     The Acquiring Fund and the Target Fund have similar investment objectives, as described below. Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.
Investment Objectives

Target Fund	Acquiring Fund
Long-term capital appreciation.	Long-term growth of capital and, secondarily, income.
          The principal investment strategies of the Acquiring Fund are similar to the principal investment strategies of the Target Fund, although the Acquiring Fund may invest in different types of investments and have different investment policies and limitations than the Target Fund. As a result, the risks of owning shares of the Acquiring Fund are similar to the risks of owning shares of the Target Fund, although the risks of the Funds may not be exactly the same. The sections below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Principal Investment Strategies” and “Comparison of the Principal Risks of Investing in the Funds” compare the principal investment strategies and risks of the Target Fund and the Acquiring Fund and highlight certain key differences.
How do the Funds’ expenses compare?
          The tables below provide a summary comparison of the expenses of the Target Fund and the Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganization. The pro forma expense ratios show projected estimated expenses but actual expenses may be greater or less than those shown.

2

Expense Tables and Expense Examples *

			Pro Forma
			Target Fund
			+
			Acquiring Fund
			(assumes
	Current		Reorganization is
	Target Fund	Acquiring Fund	completed)
	Class A	Class A	Class A
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged) [1]	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	0.91%	0.90%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.50%[2]	0.55%	0.57%
Acquired Fund Fees and Expenses	0.00%[3]	0.02%	0.02%
Total Annual Fund Operating Expenses	2.00%[2]	1.73%	1.74%[4]

3

			Pro Forma
			Target Fund
			+
			Acquiring Fund
	Current		(assumes
		Acquiring	Reorganization is
	Target Fund	Fund	completed)
	Class B	Class B	Class B
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%	5.00%	5.00%
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged) [1]	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	0.91%	0.90%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.50%[2]	0.55%	0.57%
Acquired Fund Fees and Expenses	0.00%[3]	0.02%	0.02%
Total Annual Fund Operating Expenses	2.75%[2]	2.48%	2.49%[4]

4

			Pro Forma
			Target Fund
			+
			Acquiring Fund
	Current		(assumes Reorganization is
	Target Fund	Acquiring Fund	completed)
	Class C	Class C	Class C
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	1.00%	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged) [1]	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	0.91%	0.90%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.50%[2]	0.55%	0.57%
Acquired Fund Fees and Expenses	0.00%[3]	0.02%	0.02%
Total Annual Fund Operating Expenses	2.75%[2]	2.48%	2.49%[4]

5

			Pro Forma
			Target Fund
			+
	Current		Acquiring Fund
		Acquiring	(assumes Reorganization
	Target Fund	Fund	is completed)
	Class Y	Class Y	Class Y
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged) [1]	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	0.91%	0.90%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.50%[2]	0.55%	0.57%
Acquired Fund Fees and Expenses	0.00%[3]	0.02%	0.02%
Total Annual Fund Operating Expenses	1.75%[2]	1.48%	1.49%[4]

6

			Pro Forma
			Target Fund
			+
	Current		Acquiring Fund
		Acquiring	(assumes Reorganization is
	Target Fund	Fund	completed)
	Institutional	Institutional	Institutional
	Class	Class	Class
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged) [1]	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	0.91%	0.90%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.29%[2]	0.28%	0.30%
Acquired Fund Fees and Expenses	0.00%[3]	0.02%	0.02%
Total Annual Fund Operating Expenses	1.54%[2]	1.21%	1.22%[4]

*	Expense ratios reflect annual fund operating expenses for the most recent fiscal year (as disclosed in the Funds’ current prospectuses) of the Target Fund (June 30, 2010) and the Acquiring Fund (October 31, 2009). Pro forma numbers are estimated as if the Reorganization had been completed as of November 1, 2008 and do not include the estimated costs of the Reorganization. The estimated Reorganization costs that the Target Fund will bear are $450,000. Invesco Advisers estimates that shareholders will recoup these costs through reduced expenses in approximately 3 months or less. For more information on the costs of the Reorganization to be borne by the Funds, see “Costs of the Reorganization” below.

1.	You may be charged a 2.00% fee if you redeem or exchange shares of the Fund within 31 days of purchase.

2.	Based on estimated amounts for the current fiscal year.

3.	Unless otherwise indicated, Acquired Fund Fees and Expenses are less than 0.01%.

4.	Effective upon the closing of the Reorganization, Invesco Advisers has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 2.10%, Class B shares to 2.85%, Class C shares to 2.85% , Class Y shares to 1.85% and Institutional Class shares to 1.85% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
Expense Example
          This Example is intended to help you compare the costs of investing in different classes of the Target Fund and the Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of the Acquiring Fund after giving effect to the reorganization of the Target Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Table above.
          The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

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	One	Three	Five	Ten
Fund/Class	Year	Years	Years	Years
Target Fund - Class A	$742	$1,143	$1,568	$2,749
Acquiring Fund - Class A	$716	$1,065	$1,437	$2,479
Combined Pro forma Target Fund + Acquiring Fund -Class A (assuming the Reorganization is completed)	$717	$1,068	$1,442	$2,489

Target Fund - Class B	$778	$1,153	$1,654	$2,900
Target Fund - Class B (if you did not redeem your shares)	$278	$853	$1,454	$2,900
Acquiring Fund - Class B	$751	$1,073	$1,521	$2,632
Acquiring Fund - Class B (if you did not redeem your shares)	$251	$773	$1,321	$2,632
Combined Pro forma Target Fund + Acquiring Fund -Class B (assuming the Reorganization is completed)	$752	$1,076	$1,526	$2,642
Combined Pro forma Target Fund + Acquiring Fund -Class B (assuming the Reorganization is completed) (if you did not redeem your shares)	$252	$776	$1,326	$2,642

Target Fund - Class C	$378	$853	$1,454	$3,080
Target Fund - Class C (if you did not redeem your shares)	$278	$853	$1,454	$3,080
Acquiring Fund - Class C	$351	$773	$1,321	$2,816
Acquiring Fund - Class C (if you did not redeem your shares)	$251	$773	$1,321	$2,816
Combined Pro forma Target Fund + Acquiring Fund -Class C (assuming the Reorganization is completed)	$352	$776	$1,326	$2,826
Combined Pro forma Target Fund + Acquiring Fund -Class C (assuming the Reorganization is completed) (if you did not redeem your shares)	$252	$776	$1,326	$2,826

Target Fund - Class Y	$178	$551	$949	$2,062
Acquiring Fund - Class Y	$151	$468	$808	$1,768
Combined Pro forma Target Fund + Acquiring Fund -Class Y (assuming the Reorganization is completed)	$152	$471	$813	$1,779

Target Fund – Institutional Class	$157	$486	$839	$1,834
Acquiring Fund - Institutional Class	$123	$384	$665	$1,466
Combined Pro forma Target Fund + Acquiring Fund - Institutional Class (assuming the Reorganization is completed)	$124	$387	$670	$1,477
          The Example is not a representation of past or future expenses. Each Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds’ projected or actual performance.
          For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganization, see the section entitled “THE PROPOSED REORGANIZATION - Board Considerations in Approving the Reorganization” in this Proxy Statement/Prospectus.
How do the performance records of the Funds compare?
          The performance history of each Fund for certain periods as of September 30, 2010 is shown below. The returns below may not be indicative of a Fund’s future performance. The table below compares the performance history of the Acquiring Fund’s oldest share class to the performance history of the comparable class of the Target Fund as of September 30, 2010. Since inception performance is only provided for share classes with less than 10 years of performance history. Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.” Additional

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performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders.
Average Annual Total Returns*

			10 Years or
	1 Year	5 Years	Since Inception

Acquiring Fund – Class A (inception date: 01/11/94)
Return Before Taxes	20.17%	13.74%	13.87%
Return After Taxes on Distributions	20.04%	13.50%	13.67%
Return After Taxes on Distributions and Sale of Fund Shares	13.42%	12.11%	12.51%

Target Fund – Class A1 (inception date: 07/06/94)
Return Before Taxes	12.04%	9.29%	10.02%
Return After Taxes on Distributions	12.04%	7.26%	9.01%
Return After Taxes on Distributions and Sale of Fund Shares	7.83%	7.74%	8.80%

*	The above total return figures reflect the maximum front-end sales charge (load) of 5.50% applicable to Class A shares.

1.	The returns shown for periods prior to June 1, 2010 are those of the Class A shares of a predecessor fund that was advised by Van Kampen Asset Management and was reorganized into the Target Fund on June 1, 2010. The returns shown for periods after June 1, 2010 are those of the Target Funds. The returns of the Target Fund are different from the predecessor fund as they had different expenses and sales charges.
          After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
How do the management, investment manager and other service providers of the Funds compare?
          Each Fund is overseen by the same Board and officers. In addition, Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains substantially identical terms (except for fees) for each Fund. The contractual advisory fees of the Acquiring Fund are lower than the contractual advisory fees of the Target Fund. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers has acted as an investment adviser since its organization in 1976. As of September 30, 2010, Invesco Advisers had $300.3 billion under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.
          The advisory agreement applicable to the Funds provides that Invesco Advisers may delegate any and all of its rights, duties and obligations to one or more wholly owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to Master Intergroup Sub-Advisory Contracts, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to a Fund. The Invesco Sub-Advisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:

• Invesco Asset Management Deutschland GmbH;	• Invesco Hong Kong Limited;

• Invesco Asset Management Limited;	• Invesco Asset Management (Japan) Limited;

• Invesco Australia Limited;	• Invesco Senior Secured Management, Inc.; and

• Invesco Trimark Ltd.

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          Other key service providers to the Target Fund, including the administrator, transfer agent, custodian, distributor and auditor, provide the same or substantially the same services to the Acquiring Fund. The Acquiring Fund’s prospectus and SAI describe the services and other arrangements with these service providers.
How do the Funds’ purchase and redemption procedures, distribution policies and exchange policies compare?
          The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase and redemption procedures, redemption fees and exchange policies are generally similar. For more information see the section entitled “Comparison of Share Classes and Distribution Arrangements.”
Will the Acquiring Fund have different portfolio managers than the Target Fund?
          No. The portfolio management team for the Target Fund is the same as the portfolio management team for the Acquiring Fund. The Acquiring Fund prospectus that accompanies this Proxy Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team for the Acquiring Fund.
Will there be any tax consequences resulting from the proposal?
          The Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Fund anticipates receiving a legal opinion to that effect. Thus, while there can be no guarantee that the Internal Revenue Service (“IRS”) will adopt a similar position, it is expected that shareholders will have no adverse federal income tax consequences as a result of the Reorganization. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in the Proxy Statement/Prospectus relates to the federal income tax consequences of the Reorganization only.
When is the Reorganization expected to occur?
          If shareholders of the Target Fund approve the Reorganization, it is anticipated that the Reorganization will occur on or about May 2, 2011.
How do I vote on the Reorganization?
          There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone or via the Internet. The proxy card that accompanies this Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal, as recommended by the Board, and in their best judgment on other matters.
What will happen if shareholders of the Target Fund do not approve the Reorganization?
          If the shareholders of the Target Fund do not approve the Reorganization, the Target Fund’s Board will consider other possible courses of action for the Target Fund.
What if I do not wish to participate in the Reorganization?
          If you do not wish to have your shares of the Target Fund exchanged for shares of the Acquiring Fund as part of the Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you will incur any applicable deferred sales charge and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

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Why are you sending me the Proxy Statement/Prospectus?
          You are receiving this Proxy Statement/Prospectus because you own shares in the Target Fund as of the Record Date and have the right to vote on the very important proposal described herein concerning the Target Fund. This Proxy Statement/Prospectus contains information that shareholders of the Target Fund should know before voting on the proposed Reorganization. This document is both a proxy statement of the Target Fund and also a prospectus for the Acquiring Fund.
Where can I find more information about the Funds and the Reorganization?
          Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Proxy Statement/Prospectus contains additional information about the Reorganization. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganization or how to vote, please call Invesco Client Services at 1-800-959-4246.
ADDITIONAL INFORMATION ABOUT THE FUNDS
Comparison of Principal Investment Strategies
The following section compares the principal investment strategies of the Target Fund with the principal investment strategies of the Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”
          Investment Strategies. The principal investment strategies of the Acquiring Fund and the Target Fund are similar. The Acquiring Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities issued by foreign companies and governments that are in developing markets countries, i.e., those that are in the initial stages of their industrial cycles. The Target Fund invests, under normal market conditions, at least 80% of net assets (plus any borrowings for investment purposes) in securities of emerging market country issuers at the time of investment.
Both the Acquiring Fund and the Target Fund invest primarily in equity securities. The Target Fund seeks to maximize returns by investing in high-quality, growth-oriented equity securities of emerging market issuers. For the Target Fund, equity securities include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts.
In complying with the 80% investment requirement, the Acquiring Fund may invest in the following other investments that have economic characteristics similar to the Acquiring Fund’s direct investments: derivatives, exchange-traded funds (ETFs) and American Depositary Receipts. These derivatives and other instruments may have the effect of leveraging the Acquiring Fund’s portfolio. The Target Fund may also invest in derivatives such as options, futures contracts, options on futures contracts and, to the extent available, currency-related transactions involving options, futures contracts, forward contracts and swaps for various portfolio management purposes and to mitigate risks.
The Acquiring Fund and the Target Fund are both diversified funds.
The Acquiring Fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S., but it will invest no more than 25% of its total assets in issuers in any one country. As of February 23, 2010, the principal countries in which the Acquiring Fund invests are Brazil, Philippines, Hong Kong, Indonesia, Republic of Korea, Malaysia, Thailand and Turkey. The Acquiring Fund may hold no more than 40% of its total assets in any one foreign currency and securities denominated in or indexed to such currency. There are no prescribed limits on the geographic distribution of the Target Fund’s investments.

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The Acquiring Fund may invest in debt securities when economic and other factors appear to favor such investments. The Acquiring Fund may also invest up to 50% of its total assets in lower-quality debt securities, i.e., high yield bonds or “junk bonds.” The Acquiring Fund may invest up to 50% of its total assets in the following types of developing market debt securities: (1) debt securities issued or guaranteed by governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks (sovereign debt), and “Brady Bonds”; (2) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of sovereign debt; (3) debt securities issued by banks and other business entities; and (4) debt securities denominated in or indexed to the currencies of emerging markets. Brady Bonds are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. There is no requirement with respect to the maturity or duration of debt securities in which the Acquiring Fund may invest. The Target Fund may invest up to 35% of its total assets in debt securities, including up to 10% of its assets in lower-quality debt securities, which involve special risks.
In addition to the foregoing, the Target Fund may invest up to 10% of its total assets in foreign real estate companies.
In managing both the Target Fund and the Acquiring Fund, the portfolio managers employ a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis, portfolio construction and risk management techniques. The strategy primarily focuses on identifying issuers that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes. Investments for the Funds’ portfolios are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.
The portfolio managers for both Funds may consider selling a security for several reasons, including when (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its security price appears to be overvalued, or (3) a more attractive investment opportunity is identified.
Comparison of Principal Risks of Investing in the Funds
          The table below describes the principal risks that may affect each Fund’s investment portfolio. For more information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI.

Principal Risk	Funds Subject to Risk
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations. Investments in equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. Investments in debt securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The prices of debt securities tend to fall as interest rates rise, and such declines tend to be greater among debt securities with longer maturities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.
Acquiring Fund Target Fund

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Acquiring Fund Target Fund

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to
Acquiring Fund Target Fund

12

Principal Risk	Funds Subject to Risk
less regulation resulting in less publicly available information about the companies. Foreign markets may, but often do not, move in tandem with U.S. markets, and may be more volatile than U.S. markets.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries. In addition, securities of emerging country issuers may underperform relative to other sectors of the market.
Acquiring Fund Target Fund

High Yield Bond Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.
Acquiring Fund Target Fund

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.	Acquiring Fund Target Fund

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index.
Acquiring Fund

Risks of Investing in Foreign Real Estate Companies. Foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. Investments in foreign real estate companies may involve duplication of management fees and certain other expenses.
Target Fund

Risks of Derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.
Target Fund
Comparison of Fundamental and Non-Fundamental Investment Restrictions
          Each Fund has adopted fundamental investment restrictions concerning, among other things, concentration in particular industries, borrowing and loaning money, and investing in real estate and commodities. Each Fund is diversified. Fundamental investment restrictions of a Fund cannot be changed without shareholder approval. The fundamental and non-fundamental investment restrictions of the Target Fund and those of the Acquiring Fund are the same. Non-fundamental investment restrictions of a Fund can be changed by a Fund’s Board.
          Both the Target Fund and the Acquiring Fund may be subject to other investment restrictions that are not identified above. A full description of the Target Fund’s and the Acquiring Fund’s investment policies and restrictions may be found in its respective SAI.
Comparison of Share Classes and Distribution Arrangements
          Each share class of the Target Fund will be reorganized into a specific share class of the Acquiring Fund. The following sub-sections identify the Acquiring Fund share class that corresponds with the Target Fund share class as well as the different distribution arrangements among the various share classes.
          Class Structure. The Funds each offer multiple share classes. Each such class offers a distinct structure of sales charges, distribution and/or service fees, and reductions and waivers thereto, which are designed to address a variety of shareholder servicing needs. In addition, some share classes have certain eligibility requirements that

13

must be met to invest in that class of shares. The eligibility requirements are the same for each Fund and are described in the Funds’ prospectuses.
          The share classes offered by the Target Fund and the corresponding share classes of the Acquiring Fund that Target Fund shareholders will receive in connection with the Reorganization are as follows:

Target Fund Share Classes	Acquiring Fund Share Classes
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class Y
Institutional Class	Institutional Class
          Neither Fund currently offers Class B shares to new investors. Existing investors of the Target Fund that owned Class B shares before their closure will continue to receive reinvested dividends in the form of new Class B shares but may no longer add to their existing positions in Class B shares. Shareholders who receive Class B shares in connection with the Reorganization may continue to hold those shares and reinvest dividends until the scheduled conversion date of the Class B shares to Class A shares but may not purchase new Class B shares.
          Sales Charges. The sales charge schedule (if any) of the share classes of the Target Fund are substantially the same as the sales charge schedule (if any) of the corresponding share classes of the Acquiring Fund. Class A shares of each Fund are sold with an initial sales charge that ranges from 5.50% to zero depending on the amount of your investment. Class B and Class C shares of each Fund are sold with a contingent deferred sales charge that may be imposed when the shares are sold. Class A shares may also be subject to a contingent deferred sales charge on purchases of $1 million or more if redeemed prior to 18 months after the date of purchase. Each Fund offers reductions and waivers of the initial sales charge and contingent deferred sale charge to certain eligible investors or under certain circumstances, which are substantially the same between the Funds. Class Y and Institutional Class shares are sold without any initial sales charge or contingent deferred sales charge. Each share class except Class Y and Institutional Class imposes an asset based sales charge or service fee under one or more plans adopted by the Board, which are described in the following section. The Funds’ prospectuses describe the sales charge schedules and applicable waivers and exemptions of each such share class.
          You will not pay an initial sales charge on Acquiring Fund Class A shares that you receive in connection with the Reorganization. In addition, the exchange of Class A shares, Class B shares or Class C shares of the Target Fund for corresponding classes of the Acquiring Fund at the consummation of the Reorganization will not result in the imposition of any contingent deferred sales charge that applies to those share classes. Upon consummation of the Reorganization, former Target Fund shareholders of Class A shares, Class B shares or Class C shares will be credited for the period of time from their original date of purchase of the Target Fund Class A shares, Class B shares or Class C shares for purposes of determining the amount of any contingent deferred sales charge that may be due upon subsequent redemption, if any. In addition, the CDSC schedule that applies to the Class B shares of the Target Fund that you own will continue to apply to the Class B shares of the Acquiring Fund that you receive in the Reorganization. The Acquiring Fund initial sales charges for Class A shares and contingent deferred sales charges that apply to Class A shares and Class C shares will apply to any Class A shares or Class C shares of the Acquiring Fund purchased after the Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge or contingent deferred sales charge.
          Distribution Fees. The Funds have adopted distribution plans and service plans (together, the “Distribution Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the “1940 Act” with respect to each of their Class A, Class B, and Class C shares. Class Y and Institutional Class shares of the Funds are not subject to the Distribution Plans.
          Pursuant to the Target Fund’s Distribution Plans, the Target Fund is authorized to make payments to Invesco Distributors, Inc. (“IDI”), the Funds’ principal underwriter, in connection with the distribution of Target Fund shares and providing shareholder services at the annual rate of up to 0.25% of the Target Fund’s average daily net assets attributable to Class A shares and at the annual rate of up to 1.00% of the Target Fund’s average daily net assets attributable to Class B and Class C shares. Notwithstanding the foregoing expense limits, however, IDI may be reimbursed from the Target Fund only up to the amount it has spent on activities or expenses primarily intended

14

to result in the sale of shares or the servicing of shareholders. This type of Distribution Plan is sometimes referred to as a “reimbursement-type” plan because the underwriter is only entitled to be reimbursed for its plan-related expenses.
          The Distribution Plans for the Acquiring Fund and the Target Funds are similar except that the IDI is entitled to be paid by the Acquiring Fund the maximum amounts described above (i.e., 0.25% for Class A shares, 1.00% for Class B and Class C shares) regardless of the amount IDI has spent on activities or expenses intended to result in the sale of shares or the servicing of shareholders. This type of Distribution Plan is sometimes referred to as a “compensation-type” plan because the underwriter is compensated at a fixed rate, regardless of its actual distribution and service-related expenditures. Thus it is possible that under the Acquiring Fund’s Distribution Plan the underwriter could, in practice, receive payments in excess of the amounts actually paid under the Target Fund’s “reimbursement” type Distribution Plan.
          The fee table under the “SUMMARY OF KEY INFORMATION – How do the Funds’ expenses compare” section of this Proxy Statement/Prospectus describes the fees paid under each Funds’ Distribution Plan for a recent period as well as an estimate of the fees to be paid under the Acquiring Fund’s Distribution Plan following the Reorganizations.
Comparison of Purchase and Redemption Procedures
          The purchase procedures employed by the Target Fund and the Acquiring Fund are substantially the same. Each Fund offers shares through its distributor on a continuous basis. Shares of the Funds may be purchased directly through the transfer agent and through other authorized financial intermediaries. Investors may purchase both initial and additional shares by mail, wire, telephone or the internet. The Acquiring Fund prospectus enclosed with this Proxy Statement/Prospectus describes in detail how shareholders can purchase Acquiring Fund shares. Class A, Class B (closed to new investments, except dividend reinvestments), Class C and Class Y shares of the Funds require a minimum investment of $1,000 ($250 for IRA, Roth IRA, and Coverdell Education Savings Accounts). Institutional Class shares of the Target Fund and the Acquiring Fund each require a minimum initial investment that ranges from $0 to $10 million, depending on the type of accounts making the investment. The Acquiring Fund’s prospectus describes the types of account to which the minimum initial investment applies. For accounts participating in a systematic investment program, the minimum investment is $50 ($25 for IRA, Roth IRA, and Coverdell Education Savings Accounts). Certain exemptions apply as set forth in the Funds’ prospectuses. The foregoing investment minimums will not apply to shares received in connection with the Reorganization. However, investors may be charged a small-account fee if account balances remain below the required investment minimum for certain periods. See the Funds’ prospectuses for details.
          Redemption Fees. The Funds charge a 2% redemption fee on shares that are redeemed within 31 days of purchase. The redemption fee for a Fund is intended to compensate the Fund for the increased expenses to longer-term shareholders and the disruptive effect on the Fund’s portfolio caused by short-term investments in a Fund. This redemption fee is retained by the Fund.
          The exchange of Target Fund shares for Acquiring Fund shares at the consummation of the Reorganization will not result in the imposition of any redemption fee that applies to Target Fund shares. Acquiring Fund shares received in the Reorganization may be subject to a redemption fee if redeemed within 31 days of purchase of the Target Fund shares that were exchanged for such Acquiring Fund shares. New shares of the Acquiring Fund purchased after the Reorganization will be subject to the Acquiring Fund’s redemption fee. The redemption fee will be waived on sales or exchanges of Target Fund and Acquiring Fund shares under certain circumstances, which are described in each Fund’s prospectus. Additional information relating to redemption fees is available in each Fund’s prospectus.
Comparison of Distribution Policies
          The Funds declare and pay dividends of net investment income, if any, annually, and capital gains distributions, if any, at least annually. Each Fund may also declare and pay capital gains distributions more than once per year as permitted by law. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash.

15

Forms of Organization and Securities to be Issued
          The Acquiring Fund and the Target Fund are series of the same Delaware statutory trust, with the same governing instruments, including the same declaration of trust and bylaws. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Target Fund and the Acquiring Fund. Each share of the Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other fund that is a series of the respective Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in each Fund’s SAI.
Pending Litigation
          Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (“IFG”) (the former investment adviser to certain funds), a predecessor to Invesco Advisers, IDI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Acquiring Fund’s SAI.
Where to Find More Information
          For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses: (i) see “Fund Management” for more information about the management of a Fund; (ii) see “Other Information” for more information about a Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the pricing, purchase, redemption and repurchase of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund, and distribution arrangements of a Fund.
THE PROPOSED REORGANIZATION
Summary of Agreement and Plan of Reorganization
          The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit D to this Proxy Statement/Prospectus.
          With respect to the Reorganization, if shareholders of the Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of liabilities of the Target Fund and delivery by the Acquiring Fund to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with the Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the Target Fund immediately prior to the Reorganization.
          The class or classes of Acquiring Fund shares that shareholders will receive in connection with the Reorganization will be the corresponding class or classes of Target Fund shares that shareholders hold, as described above under “Comparison of Share Classes and Distribution Arrangements.”
          The Target Fund and the Acquiring Fund have made representations and warranties in the form of Agreement that are customary in matters such as the Reorganization.

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          If shareholders approve the Reorganization and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganization (the “Closing”) is expected to occur on or about May 2, 2011, (the “Closing Date”) immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (the “Effective Time”). Following receipt of the requisite shareholder vote in favor of the Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Target Fund will be terminated in accordance with its governing documents and applicable law.
          If shareholders of the Target Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Board will consider what additional action to take. The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.
Board Considerations in Approving the Reorganization
          As discussed above, on June 1, 2010, Invesco acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled Invesco to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganization proposed in this Proxy Statement/Prospectus is part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds.
          Because of the large number of proposed reorganizations, each Board of Trustees of the Invesco Funds created an ad hoc committee comprised of both Invesco Fund trustees and Van Kampen legacy trustees (the “Ad Hoc Merger Committees”). The Ad Hoc Merger Committee of the Board met separately three times, from September 2, 2010 through October 13, 2010 to discuss the proposed Reorganization. Two separate meetings of the full Board were also held to review and consider the Reorganization, including presentations by the Ad Hoc Merger Committee. The trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Trust (the “Independent Trustees”) held a separate meeting prior to the meeting of the full Board to consider these matters. The Independent Trustees have been advised on this matter by independent counsel to the Independent Trustees and by the independent Senior Officer, an officer of the Trust who reports directly to the Independent Trustees. The Board requested and received from Invesco Advisers and IDI written materials containing relevant information about the Funds and the proposed Reorganization, including fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data.
          The Board considered the potential benefits and costs of the Reorganization to the Target Fund, Acquiring Fund and their respective shareholders. The Board reviewed detailed information comparing the following information for the Target Fund and the Acquiring Fund: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) portfolio composition; (4) the comparative short-term and long-term investment performance; (5) the current expense ratios and expense structures, including contractual investment advisory fees; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; and (7) relative asset size and net purchase (redemption) trends. The Board also considered the benefits to the Target Fund of (i) combining with a similar Fund to create a larger fund with a more diversified shareholder base that may also achieve certain economies of scale as certain fixed expenses are allocated over a larger asset base, (ii) Invesco Advisers’ paying a portion of the expenses related to the reorganizations for those funds that are currently subject to expense caps, (iii) Invesco Advisers’ agreement for the Acquiring Fund to cap expenses for one year after the Closing, and (iv) the expected tax free nature of the Reorganization for the Target Fund and its shareholders for federal income tax purposes. The Board also considered the overall goal of the Reorganization to rationalize the Invesco Funds to enable IDI to better focus on the combined Fund to promote additional asset growth.
          With respect to the proposed Reorganization, the Board further considered that (i) Target Fund shareholders would become shareholders of a Fund with a lower effective management fee and an estimated lower overall total expense ratio on a pro forma basis, (ii) Invesco Advisers’ agreement to continue the fee cap on the Acquiring Fund’s total expenses, as disclosed above, on a pro forma basis through June 30, 2012, (iii) the investment objective, strategies and related risks of the Funds are similar, and (iv) the Funds have the same portfolio management team.

17

          Based upon the information and considerations described above, the Board, on behalf of the Target Fund and the Acquiring Fund, approved the Reorganization in order to combine the Target Fund with a similar Fund in terms of investment objectives, strategies and risks, portfolio management and portfolio composition to create a larger fund with a relatively more diversified shareholder base. The Board also determined that shareholders of the Funds could potentially benefit from the growth in assets realized by the Reorganization, with the potential to achieve certain economies of scale. The Board concluded that the Reorganization is in the best interests of the Target Fund and the Acquiring Fund and that no dilution of value would result to the shareholders of the Target Fund or Acquiring Fund from the Reorganization. Consequently, the Board approved the Agreement and the Reorganization on October 27, 2010.
Federal Income Tax Considerations
          The following is a general summary of the material U.S. federal income tax considerations of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.
          The Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of the Target Fund into the Acquiring Fund are as follows:
•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•	the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).
          Neither the Target Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of the Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. A copy of the opinion will be filed with the Securities and Exchange Commission and will be available for public inspection. See “WHERE TO FIND ADDITIONAL INFORMATION.”
          Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives.
          Prior to the Closing of the Reorganization, the Target Fund will distribute, and the Acquiring Fund may distribute, to their respective shareholders any undistributed income and gains (net of available capital loss carryovers) to the extent required to avoid entity level tax or as otherwise deemed desirable. Such distributions, if made, are anticipated to be made in the 2011 calendar year and would be taxable to shareholders in such year.

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          The tax attributes, including capital loss carryovers, of the Target Fund move to the Acquiring Fund in the Reorganization. The capital loss carryovers of the Target Fund and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-Closing. First, the capital loss carryovers of the Target Fund, increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “aggregate capital loss carryovers”), are expected to become subject to an annual limitation. Losses in excess of that limitation may be carried forward to succeeding tax years, subject to an overall eight-year carryover period. The annual limitation will generally equal the net asset value of the Target Fund on the Closing Date multiplied by the “long-term tax-exempt rate” published by the IRS. If the Target Fund has net unrealized built-in gains at the time of Closing the Reorganization (i.e., unrealized appreciation in value of the Fund’s investments), the annual limitation for a taxable year will be increased by the amount of such built-in gains that are recognized in the taxable year. Second, if a Fund has built-in gains at the time of the Reorganization that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of the other Fund. Third, the capital losses of the Target Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of the Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year (excluding capital loss carryovers) treated as realized post-Closing based on the number of days remaining in such year. Fourth, the Reorganization may result in an earlier expiration of a Fund’s capital loss carryovers because the Reorganization causes the Target Fund’s tax year to close early in the year of the Reorganization. The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use by the Acquiring Fund, post-Closing, of the Target Fund’s aggregate capital loss carryovers following the Reorganization are as follows:

	Target Fund	Acquiring Fund
	(000,000s)	(000,000s)
	at 6/30/2010	at 4/30/2010
Aggregate capital loss carryovers on a tax basis (1)	$(174.3)	$(24.1)
Unrealized Net Appreciation (Depreciation) in Investments on a Tax Basis	$5.3	$289.8
Aggregate Net Asset Value	$343.2	$1,411.0
Approximate annual limitation (2)	$13.7	N/A

(1)	Includes realized gain or loss for the current fiscal year determined on the basis of generally accepted accounting principles.

(2)	Based on the long-term tax-exempt rate for ownership changes during October 2010 of 3.98%.
          The annual limitation on the use of the Target Fund’s aggregate capital loss carryovers will likely limit the use of such losses by the Acquiring Fund, post-Closing, to offset capital gains, if any, it realizes. As of April 30, 2010, the Acquiring Fund has unrealized appreciation in the value of its investments which, if realized prior to Closing, would reduce its available capital loss carryovers. The ability of the Acquiring Fund to absorb its own capital loss carryovers and those of the Target Fund post-Closing depends upon a variety of factors that can not be known in advance. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.
          In addition, if the Acquiring Fund following the Reorganization has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Target Fund, shareholders of the Target Fund, post-Closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred. The Target Fund’s unrealized appreciation (depreciation) in value of investments on a tax basis as a percentage of its net asset value at June 30, 2010 is 2%, compared to the Acquiring Fund at April 30, 2010 of 21%, and on a combined basis of 17%.
          After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes.

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Costs of the Reorganization
          The total cost of the Reorganization to be paid by the Acquiring Fund is estimated to be $30,000. The estimated total costs of the Reorganization for the Target Fund, as well as the estimated proxy solicitation costs for the Target Fund, which are part of the total Reorganization costs, are set forth in the table below.

			Estimated Portion
			of Total
			Reorganization
	Estimated Proxy	Estimated Total	Costs to be Paid
	Solicitation Costs	Reorganization Costs	by the Funds
Target Fund	$406,000	$450,000	$450,000
          The costs of the Reorganization include legal counsel fees, independent accountant fees, expenses related to the printing and mailing of this Proxy Statement/Prospectus and fees associated with the proxy solicitation but do not include any portfolio transaction costs arising from the Reorganization.
VOTING INFORMATION
Proxy Statement/Prospectus
          We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by appearing in person at the Meeting and following the instructions below. You do not need to attend the Meeting to vote, however. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.
          This Proxy Statement/Prospectus, the enclosed Notice of Meeting of Shareholders and the enclosed proxy card are expected to be mailed on or about January ___, 2011 to all shareholders entitled to vote. Shareholders of record of the Target Fund as of the close of business on January 14, 2011 (the “Record Date”) are entitled to vote at the Meeting. The number of outstanding shares of each class of the Target Fund on December 15, 2010 can be found at Exhibit A. Each share is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held.
          Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Fund in writing at the address of the Target Fund set forth on the cover page of the Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person. However, if your shares are held through a broker-dealer or other financial intermediary, you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.
Quorum Requirement and Adjournment
          A quorum of shareholders is necessary to hold a valid shareholder meeting of the Target Fund. For the Target Fund, a quorum will exist if shareholders representing one-third of the outstanding shares of the Target Fund entitled to vote are present at the Meeting in person or by proxy.
          Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Agreement. Because the proposal described in this Proxy Statement/Prospectus is considered “non-routine,” under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you.

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          Abstentions will count as shares present at the Meeting for purposes of establishing a quorum. If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve the Agreement are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including, among other things, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.
Vote Necessary to Approve the Agreement
          The Board has unanimously approved the Agreement, subject to shareholder approval. Provided a quorum is present at the Meeting, shareholder approval of the Agreement requires the affirmative vote of a majority of the shares cast by shareholders of the Target Fund.
          Abstentions are counted as present for purposes of determining quorum but are not considered shares cast at the Meeting. As a result, abstentions will not impact the outcome of the shareholder vote.
Proxy Solicitation
          The Target Fund has engaged the services of Computershare Fund Services, Inc. (“Solicitor”) to assist in the solicitation of proxies for the Meeting. Solicitor’s costs are described under the “Costs of the Reorganization” section of this Joint Proxy Statement/Prospectus. Proxies are expected to be solicited principally by mail, but the Target Fund or Solicitor may also solicit proxies by telephone, facsimile or personal interview. The Target Fund’s officers may also solicit proxies but will not receive any additional or special compensation for any such solicitation.
          Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request. The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.
Other Meeting Matters
          Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Proxy Statement/Prospectus. Under the Target Fund’s bylaws, business transacted at a special meeting such as this Meeting shall be limited to (i) the purpose stated in the notice and (ii) adjournment of the special meeting with regard to the stated purpose. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.
Share Ownership by Large Shareholders, Management and Trustees
          A list of the name, address and percent ownership of each person who, as of December 15, 2010, to the knowledge of the Target Fund and the Acquiring Fund, owned 5% or more of the outstanding shares of a class of such Target Fund or the Acquiring Fund, respectively, can be found at Exhibits B and C.
          Information regarding the ownership of shares of the Target Fund and the Acquiring Fund by the Trustees and executive officers of the Trust can be found at Exhibit B and C.
OTHER MATTERS
Capitalization
          The following table sets forth as of September 30, 2010, for the Reorganization, the total net assets, number of shares outstanding and net asset value per share of each class of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after it has combined with the Target Fund. The pro forma capitalization column in the table

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assumes that the Reorganization has taken place. The capitalizations of the Target Fund, Acquiring Fund and their classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

			Pro Forma	Acquiring Fund
	Target Fund	Acquiring Fund	Adjustments	(pro forma)
Net assets (all classes)	$364,958,257	$1,875,203,395	$(450,000)	$2,239,711,652
Class A net assets	$258,947,143	$1,212,207,495	$(319,286)[1]	$1,470,835,352
Class A shares outstanding	16,666,772	37,664,428	(8,628,166)[2]	45,703,034
Class A net asset value per share	$15.54	$32.18		$32.18
Class B net assets	$40,505,139	$57,016,699	$(49,943)[1]	$97,471,895
Class B shares outstanding	3,159,586	1,825,165	(1,864,581)[2]	3,120,170
Class B net asset value per share	$12.82	$31.24		$31.24
Class C net assets	$53,716,690	$205,932,699	$(66,234)[1]	$259,583,155
Class C shares outstanding	4,161,128	6,599,765	(2,441,451)[2]	8,319,442
Class C net asset value per share	$12.91	$31.20		$31.20
Class Y net assets	$11,777,367	$161,657,877	$(14,522)[1]	$173,420,722
Class Y shares outstanding	747,936	5,008,157	(383,454)[2]	5,372,639
Class Y net asset value per share	$15.75	$32.28		$32.28
Institutional Class net assets	$11,918	$238,388,625	$(15)[1]	$238,400,528
Institutional Class shares outstanding	758.7	7,394,719	(389)[2]	7,395,089
Institutional Class net asset value per share	$15.71	$32.24		$32.24

1.	Pro forma net assets have been adjusted for the allocated portion of the Target Fund expenses to be incurred in connection with the reorganization. The costs of the Reorganization have been allocated among all classes based on relative net assets of each class of their respective Fund.

2.	Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund shareholder accounts based on the relative value of the Target Fund and the Acquiring Fund’s net asset value per share.
Dissenters’ Rights
          If the Reorganization is approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Fund, however, have the right to redeem their shares at net asset value subject to applicable deferred sales charges and/or redemption fees (if any) until the closing date of the Reorganization. After the Reorganization, Target Fund shareholders will hold shares of the Acquiring Fund, which may also be redeemed at net asset value subject to applicable deferred sales charges and/or redemption fees (if any).
Shareholder Proposals
          The Funds do not generally hold annual meetings of shareholders. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of the Target Fund hereafter called, should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time

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before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed for a Target Fund, shareholders of the Target Fund will become shareholders of the Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future meeting. For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.
WHERE TO FIND ADDITIONAL INFORMATION
          This Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each Fund’s registration statement, which contains the Fund’s prospectuses and related SAIs, is 811-05426.
          Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, D.C. 20549. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

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EXHIBIT A

Outstanding Shares of the Target Fund
          As of December 15, 2010, there were the following number of shares outstanding of each class of the Target Fund:

Target Fund/Share Classes	Number of Shares Outstanding
Invesco Van Kampen Emerging Markets Fund
Class A
Class B
Class C
Class Y
Institutional Class

A-1

EXHIBIT B

Ownership of the Target Fund
Significant Holders
          Listed below are the name, address and percent ownership of each person who, as of December 15, 2010, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Target Fund is presumed to “control” the fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number of	Percent Owned of
Name and Address	Class of Shares	Shares Owned	Record*
Name and Address			_____ %

*	AIM Investment Funds (Invesco Investment Funds) has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
          To the best of the knowledge of the Target Fund, the ownership of shares of the Target Fund by executive officers and Trustees of the Target Fund as a group constituted less than 1% of each outstanding class of shares of the Target Fund as of December 15, 2010.

B-1

EXHIBIT C

Ownership of the Acquiring Fund
Significant Holders
          Listed below are the name, address and percent ownership of each person who, as of December 15, 2010, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Acquiring Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Acquiring Fund is presumed to “control” the fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number of	Percent Owned of
Name and Address	Class of Shares	Shares Owned	Record*
Name and Address			_____ %

*	AIM Investment Funds (Invesco Investment Funds) has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
          To the best of the knowledge of the Acquiring Fund, the ownership of shares of the Acquiring Fund by executive officers and Trustees of the Acquiring Fund as a group constituted less than 1% of each outstanding class of shares of the Acquiring Fund as of December 15, 2010.

C-1

Exhibit D
AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this ___ day of __________, 2010 by and among (i) each of the Invesco open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”) separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).
          WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and assume the liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);
          WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and
          WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).
          NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:
1.	DESCRIPTION OF THE REORGANIZATIONS
     1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.
     1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

     (a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.
     (b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(g) (collectively, “Assets”).
     (c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”
     (d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and the Target Fund will as promptly as practicable completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

     (e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.
2.	VALUATION
     2.1. With respect to each Reorganization:
     (a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees.
     (b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of each class computed on the Valuation Date using the Acquiring Fund’s valuation procedures established by the Acquiring Entity’s Board of Trustees, which are the same as the Target Fund’s valuation procedures.
     (c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.
     (d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.
3.	CLOSING AND CLOSING DATE
     3.1. Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (the “Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”).
     3.2. With respect to each Reorganization:
     (a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the

Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date.
     (b) The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.
     (c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.
     (d) The Target Entity shall direct each applicable transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
     (e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the

Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4.	REPRESENTATIONS AND WARRANTIES
     4.1. Each Target Entity, on behalf of itself or, where applicable, a Target Fund, represents and warrants to the Acquiring Entity and its corresponding Acquiring Fund as follows:
     (a) The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Amended and Restated Agreement and Declaration of Trust and by-laws (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;
     (b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;
     (c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;
     (d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;
     (f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;
     (g) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (h) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
     (i) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
     (j) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, before the Closing Date will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of Target Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date; (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such short taxable year (in each case after reduction for any capital loss carryover); and (C) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for the short taxable year;
     (k) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
     (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (m) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;
     (n) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and
     (o) The Target Fund has no unamortized or unpaid organizational fees or expenses.
     4.2. Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and its corresponding Target Fund as follows:
     (a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Agreement and Declaration of Trust, as amended (the “Agreement and Declaration of Trust”), to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;
     (b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;
     (c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;
     (d) The prospectuses and statements of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;
     (f) The financial statements of the Acquiring Fund for the Acquiring Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (g) Since the last day of the Acquiring Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
     (h) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;
     (i) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date;
     (j) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-

assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
     (k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (l) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;
     (m) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;
     (n) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
     (o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates.
5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND
     5.1. With respect to each Reorganization:
     (a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.
     (b) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     (c) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
     (d) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.
     (e) If reasonably requested by the Acquiring Fund in writing, the Target Entity will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by a Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) all FIN 48 work papers and supporting statements pertaining to a Target Fund in a Tax-Free Reorganization (the “FIN 48 Workpapers”), and (4) the tax books and records of a Target Fund in a Tax-Free Reorganization for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date.
     (f) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
     (g) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.
     (h) If reasonably requested in writing by Acquiring Fund, a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.
     (i) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code.

     (j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.
     (k) If reasonably requested in writing by Acquiring Fund, the Target Fund shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.
6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND
     6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
     (c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date; and
7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
     7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) If requested by Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) if applicable, the FIN 48 Workpapers, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and (v) a statement of earnings and profits as provided in Section 5.1(h);
     (c) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
     (d) The Target Custodian shall have delivered the certificate contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;
     (e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date; and
     (f) The Target Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income (determined without regard to any deductions for dividends paid) and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) any such undistributed investment company taxable income and net realized capital gains from any prior period to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for the short taxable year.
8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND
     With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
     8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;
     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein;
     8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;
     8.4. A registration statement on Form N-14 under the 1933 Act properly registering the Acquiring Fund shares to be issued in connection with the Reorganization shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
     8.5. The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.

9.	FEES AND EXPENSES
     9.1. Each Acquiring Fund will bear its expenses relating to the Reorganizations, which IAI has estimated to be $30,000 per Reorganization. Each Target Fund will bear its costs associated with the Reorganization, provided that the Target Fund is expected to recoup those costs within 24 months following the Reorganization as a result of reduced total annual fund operating expenses. IAI has agreed to bear the Reorganization costs of any Target Fund that does not meet the foregoing threshold based on estimates prepared by the Adviser and discussed with the Board.
10.	FINAL TAX RETURNS AND FORMS 1099 OF TARGET FUND
     10.1. After the Closing Date, except as otherwise agreed to by the parties, Target Entity shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS
     11.1. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
12.	TERMINATION
     This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.
13.	AMENDMENTS
     This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.
14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
     14.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
     14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

     14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
     14.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.
     14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the Target Entity or the Agreement and Declaration of Trust of the Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Invesco Advisers, Inc.

By:

Name:
Title:
AIM Counselor Series Trust (Invesco Counselor Series Trust), AIM Equity Funds (Invesco Equity Funds), AIM Funds Group (Invesco Funds Group), AIM Growth Series (Invesco Growth Series), AIM International Mutual funds (Invesco International Mutual Funds), AIM Investment Funds (Invesco Investment Funds), AIM Investment Securities Funds (Invesco Investment Securities Funds), AIM Sector Funds (Invesco Sector Funds) and AIM Variable Insurance Funds (Invesco Variable Insurance Funds), each on behalf of its respective series identified on Exhibit A hereto

By:

Name:
Title:

EXHIBIT A
CHART OF REORGANIZATIONS

Acquiring Fund (and share classes) and	Corresponding Target Fund (and share
Acquiring Entity	classes) and Target Entity

Schedule 1.2(c)
Excluded Liabilities
None

Schedule 8.6
Tax Opinions
     (i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
     (ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code, except that Target Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.
     (iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.
     (iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.
     (v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
     (vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.
     (vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.
     (viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
     (ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor,

provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.
     (x) For purposes of Section 381 of the Code, either: (i) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder; or (ii) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code as if there had been no Reorganization.

EXHIBIT E
FINANCIAL HIGHLIGHTS
          The financial highlights tables are intended to help you understand the Acquiring Fund’s and the Target Fund’s financial performance for the past five fiscal years and are included in the respective Acquiring Fund’s prospectus and the Target Fund’s prospectuses which are each incorporated herein by reference. The Acquiring Fund’s prospectus also accompanies this Proxy Statement/Prospectus. The financial highlights table below provides additional information for the most recent six-month semi-annual reporting period for the Acquiring Fund. The information is unaudited. The Acquiring Fund’s fiscal year end is October 31 and accordingly, the Acquiring Fund’s financial highlights table below contains information for the six-month period ended April 30, 2010.
The following schedule presents financial highlights for a share of Invesco Developing Markets Fund outstanding for the period indicated.

									expenses		expenses
			Net gains						to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends				net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)(b)	operations	income	of period	Return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)
Class A
Six months ended 04/30/10	$25.61	$0.12	$3.68	$3.80	$(0.33)	$29.08	14.95%	$1,021,967	1.54	%(e)	1.55	%(e)	0.92	%(e)	11%

Class B
Six months ended 04/30/10	24.92	0.03	3.58	3.61	(0.21)	28.32	14.54	54,404	2.29	(e)	2.30	(e)	0.17	(e)	11

Class C
Six months ended 04/30/10	24.89	0.03	3.58	3.61	(0.21)	28.29	14.56	176,478	2.29	(e)	2.30	(e)	0.17	(e)	11

Class Y
Six months ended 04/30/10	25.66	0.16	3.69	3.85	(0.37)	29.14	15.13	110,550	1.29	(e)	1.30	(e)	1.17	(e)	11

Institutional Class
Six months ended 04/30/10	25.63	0.18	3.69	3.87	(0.41)	29.09	15.23	47,642	1.13	(e)	1.14	(e)	1.33	(e)	11

(a)	Calculated using average shares outstanding.

(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $965,223, $53,106, $159,561, $73,244 and $39,749 for Class A, Class B, Class C, Class Y, and Institutional Class shares, respectively.

E-1

[January ___], 2011
Dear Shareholder,
On June 1, Invesco completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments.
The Invesco and Van Kampen/Morgan Stanley retail investment capabilities were highly complementary, enabling Invesco to provide a more balanced product offering to Invesco Funds’ shareholders. As a result of the combination, Invesco gained investment talent for a number of investment strategies, including U.S. Value Equity, U.S. Small Cap Growth Equity, Tax-Free Municipals, Bank Loans and others. With this enhanced expertise and a comprehensive range of diverse investment capabilities, Invesco is better positioned than ever to meet the needs of investors across the U.S. and around the globe.
Since June 1, Invesco has been conducting a comprehensive review of its product line to sharpen its offerings to investors. A key goal of this effort is to reduce overlap and enhance efficiency across the product line for the benefit of Invesco Funds’ shareholders and Invesco.
As the next step in the process of integrating the combined business, the Invesco Funds Boards have approved a realignment of fund offerings, subject to shareholder approval. If approved by shareholders, the proposed realignment will:
▪	Distinguish and emphasize Invesco’s most compelling investment processes and strategies;

▪	Reduce overlap in the product lineup to help lower costs for shareholders; and

▪	Build a solid foundation for further growth to meet client and shareholder needs.
In addition, most Funds will continue to be managed by their existing investment management teams post-reorganization and many shareholders will experience a reduction in total expense ratio, decreasing the cost of their investment. In cases where management fee expenses are scheduled to increase as a result of a proposed reorganization, Invesco has instituted a cap on the total expense ratio of the Acquiring Fund intended to preserve the lowest current expense ratio of all Target Funds in each proposed set of reorganizations for a period of time post reorganization.
The independent trustees of your Board believe that the reorganization proposed in this proxy is in the best interest of your Fund and the attached proxy seeks your vote in favor of the proposed reorganization.
Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the meeting, you may vote your shares in person. If you expect to attend the meeting in person, or have questions, please notify us by calling 1-800-959-4226. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, Inc., reminding you to vote your shares.
Sincerely,
Mr. Philip Taylor
President and Principal Executive Officer

AIM INVESTMENT FUNDS (Invesco Investment Funds)
11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To Be Held on April 14, 2011
          A special meeting (the “Meeting”) of the shareholders of the Invesco Japan Fund (the “Target Fund”), a series of AIM Investment Funds (Invesco Investment Funds) (the “Trust”), will be held on April 14, 2011 at 3:00 p.m., Central time, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 to vote on the following proposal:
To approve an Agreement and Plan of Reorganization between the Target Fund and Invesco Pacific Growth Fund (the “Acquiring Fund”), also a series of the Trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).
          Shareholders of record as of the close of business on January 14, 2011 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. The proposal will be effected only if the Target Fund’s shareholders approve the proposal.
          The Board of Trustees of the Trust (the “Board”) requests that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the internet using the instructions on the proxy card.
          The Board recommends that you cast your vote FOR the above proposal as described in the Proxy Statement/Prospectus.
          Please sign and promptly return the proxy card in the postage paid return envelope regardless of the number of shares owned.
          Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the Meeting and voting in person.
________________________
Philip Taylor
President and Principal Executive Officer
[January ____], 2011

AIM INVESTMENT FUNDS
(Invesco Investment Funds)
11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246
PROXY STATEMENT/PROSPECTUS
_____________, 2011

Introduction
          This Proxy Statement/Prospectus contains information that shareholders of the Invesco Japan Fund (the “Target Fund”), a series of AIM Investment Funds (Invesco Investment Funds) (the “Trust”) should know before voting on the proposed reorganization that is described herein, and should be retained for future reference. This document is both the proxy statement of the Target Fund and also a prospectus for Invesco Pacific Growth Fund (the “Acquiring Fund”) which is also a series of the Trust. The Target Fund and the Acquiring Fund are series of a registered open-end management investment company. The Target Fund and the Acquiring Fund collectively are referred to as the “Funds” and to each fund individually as a “Fund.”
          A special meeting of the shareholders of the Target Fund (the “Meeting”) will be held at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 on April 14, 2011 at 3:00 p.m., Central time. At the Meeting, shareholders of the Target Fund are being asked to consider the following proposal:
To approve an Agreement and Plan of Reorganization between the Target Fund and the Acquiring Fund, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).
          The total value of the Acquiring Fund shares of each class that shareholders will receive in the Reorganization will be the same as the total value of the shares of each class of the Target Fund that shareholders held immediately prior to the Reorganization. The Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization. No sales charges or redemption fees will be imposed in connection with the Reorganization.
          The Board of Trustees of the Trust (the “Board”) has fixed the close of business on January 14, 2011 as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of the Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card will be mailed on or about January [__], 2011 to all shareholders eligible to vote on the Reorganization.
          The Board has approved the Agreement and Plan of Reorganization and has determined that the Reorganization is in the best interest of the Target Fund and the Acquiring Fund and will not dilute the interests of the existing shareholders of the Target Fund or the Acquiring Fund. If shareholders of the Target Fund do not approve the Reorganization, the Board will consider what further action is appropriate for the Fund.
          Additional information about the Funds is available in the:
•	Prospectuses for the Target Fund and the Acquiring Fund;

•	Annual and semi-annual reports to shareholders of the Target Fund and the Acquiring Fund; and

•	Statements of Additional Information (“SAIs”) for the Target Fund and the Acquiring Fund.
          These documents are on file with the Securities and Exchange Commission (the “SEC”). The prospectus of the Target Fund is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. A copy of the prospectus of the Acquiring Fund accompanies this Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Proxy Statement/Prospectus. The SAI to this Proxy Statement/Prospectus, dated the same date as this Proxy Statement/Prospectus, also is incorporated herein by reference and is deemed to be part of this Proxy Statement/Prospectus. The Target Fund prospectus, the most recent annual report to shareholders, containing audited financial statements for the most recent fiscal year, and the most recent semi-annual report to shareholders of the Target Fund have been previously mailed to shareholders and are available on the Target Fund’s website at www.invesco.com.
          Copies of all of these documents are available upon request without charge by visiting or writing to the Target Fund at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046, or calling (800) 959-4246.
          You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-1520, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

i

          No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

ii

PROPOSAL: TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION
          Shareholders of the Target Fund are being asked to consider and approve an Agreement and Plan of Reorganization (the “Agreement”) that will have the effect of reorganizing the Target Fund with and into the Acquiring Fund, as summarized below. The Agreement provides for (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
SUMMARY OF KEY INFORMATION
          The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Proxy Statement/Prospectus and the prospectus of the Acquiring Fund carefully for more complete information.
On what am I being asked to vote?
          As a shareholder of the Target Fund, you are being asked to consider and vote to approve the Agreement under which the assets and liabilities of the Target Fund will be transferred to the Acquiring Fund.
          If shareholders of the Target Fund approve the Agreement, shares of each class of the Target Fund will be exchanged for Acquiring Fund shares of the corresponding class of equal value, which will result in your holding shares of the Acquiring Fund equal to the value of your shares of the corresponding class of the Target Fund, and the Target Fund will be liquidated and terminated.
Has my Fund’s Board of Trustees approved the Reorganization?
          Yes. The Board has carefully reviewed the proposal and unanimously approved the Agreement and the Reorganization. The Board recommends that shareholders of the Target Fund vote in favor of the Agreement.
What are the reasons for the proposed Reorganization?
          On June 1, 2010, Invesco Ltd. (“Invesco”), the indirect parent company of Invesco Advisers, Inc., the Funds’ investment adviser (“Invesco Advisers” or “Adviser”), acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled the company to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganization proposed in this Proxy Statement/Prospectus is part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds to help reduce the shareholders’ cost of ownership.
          In considering the Reorganization and Agreement, the Board considered these and other factors in concluding that the Reorganization would be in the best interest of the Target Fund. The Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATION — Board Considerations in Approving the Reorganization” section below.
What effect will the Reorganization have on me as a shareholder?
          Immediately after the Reorganization, you will hold shares of a class of the Acquiring Fund that are equal in value to the shares of the corresponding class of the Target Fund that you held immediately prior to the closing of the Reorganization. The principal differences between the Target Fund and the Acquiring Fund are described in this Proxy Statement/Prospectus. The prospectus of the Acquiring Fund that accompanies this Proxy Statement/Prospectus contains additional information about the Acquiring Fund that you will hold shares of following the Reorganization, if approved.

1

How do the Funds’ investment objectives, principal investment strategies and risks compare?
          The Acquiring Fund and the Target Fund have similar investment objectives, as described below. Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.
Investment Objectives

Target Fund	Acquiring Fund
Long-term growth of capital.	Maximize the capital appreciation of its investments.
          The principal investment strategies of the Acquiring Fund are not similar to the principal investment strategies of the Target Fund, resulting in low security overlap between the funds. As a result, the Acquiring Fund may invest in different types of investments and have different investment policies and limitations than the Target Fund. The risks of owning shares of the Acquiring Fund may therefore be different than the risks of owning shares of the Target Fund. The sections below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Principal Investment Strategies” and “Comparison of the Principal Risks of Investing in the Funds” compare the principal investment strategies and risks of the Target Fund and the Acquiring Fund and highlight certain key differences.
How do the Funds’ expenses compare?
          The tables below provide a summary comparison of the expenses of the Target Fund and the Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganization. The pro forma expense ratios shown project estimated expenses but actual expenses may be greater or less than those shown.

2

Expense Tables and Expense Examples *

			Pro Forma
			Target Fund
			+
			Acquiring Fund
			(assumes
	Current		Reorganization is
	Target Fund	Acquiring Fund	completed)
	Class A	Class A	Class A
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	2.00%[1]	2.00%[1]	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.94%	0.87%	0.87%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	6.49%	0.76%[2]	0.78%
Total Annual Fund Operating Expenses	7.68%	1.88%[2]	1.90%

Fee Waiver and/or Expense Reimbursement	5.42%[3]	0.00%	0.02%[4]
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursements	2.26%	1.88%[2]	1.88%

3

			Pro Forma
			Target Fund
			+
			Acquiring Fund
	Current		(assumes
		Acquiring	Reorganization is
	Target Fund	Fund	completed)
	Class B	Class B	Class B
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%	5.00%	5.00%
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	2.00%[1]	2.00%[1]	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.94%	0.87%	0.87%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	6.49%	0.76%[2]	0.78%
Total Annual Fund Operating Expenses	8.43%	2.63%[2]	2.65%

Fee Waiver and/or Expense Reimbursement	5.42%[3]	0.00%	0.02%[4]
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursements	3.01%	2.63%[2]	2.63%

4

			Pro Forma
			Target Fund
			+
			Acquiring Fund
	Current		(assumes Reorganization is
	Target Fund	Acquiring Fund	completed)
	Class C	Class C	Class C
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	1.00%	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	2.00%[1]	2.00%[1]	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.94%	0.87%	0.87%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	6.49%	0.76%[2]	0.78%
Total Annual Fund Operating Expenses	8.43%	2.63%[2]	2.65%

Fee Waiver and/or Expense Reimbursement	5.42%[3]	0.00%	0.02%[4]
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursements	3.01%	2.63%[2]	2.63%

5

			Pro Forma
			Target Fund
			+
	Current		Acquiring Fund
		Acquiring	(assumes Reorganization
	Target Fund	Fund	is completed)
	Class Y	Class Y	Class Y
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	2.00%[1]	2.00%[1]	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.94%	0.87%	0.87%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	6.49%	0.76%[2]	0.78%
Total Annual Fund Operating Expenses	7.43%	1.63%[2]	1.65%

Fee Waiver and/or Expense Reimbursement	5.42%[3]	0.00%	0.02%[4]
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursements	2.01%	1.63%[2]	1.63%

6

			Pro Forma
			Target Fund
			+
	Current		Acquiring Fund
		Acquiring	(assumes Reorganization
	Target Fund	Fund	is completed)
	Institutional	Institutional	Institutional
	Class	Class	Class
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	†	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	†	None
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	2.00%[1]	†	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.94%	†	0.87%
Distribution and Service (12b-1) Fees	None	†	None
Other Expenses	5.91%	†	0.48%
Total Annual Fund Operating Expenses	6.85%	†	1.35%

Fee Waiver and/or Expense Reimbursement	4.85%[3]	†	0.00%[4]
Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursements	2.00%	†	1.35%

*	Expense ratios reflect annual fund operating expenses for the most recent fiscal year (as disclosed in the Funds’ current prospectuses) of the Target Fund and the Acquiring Fund (October 31, 2009). Pro forma numbers are estimated as if the Reorganization had been completed as of November 1, 2008 and do not include the estimated costs of the Reorganization. The Target Fund is not expected to bear any Reorganization costs. For more information on the costs of the Reorganization to be borne by the Funds, see “Costs of the Reorganizations” below.

†	As of September 30, 2010, Institutional Class shares of the Acquiring Fund did not exist. Institutional Class shares of the Acquiring Fund will be issued in connection with the Reorganization.

1.	You may be charged a 2.00% fee if you redeem or exchange shares of the Fund within 31 days of purchase.

2.	Based on estimated amounts for the current fiscal year.

3	Invesco Advisers, Inc., the Target Fund’s investment adviser (“Invesco Advisers” or the “Adviser”) has contractually agreed, through at least February 28, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 2.25%, Class B shares to 3.00%, Class C shares to 3.00%, Class Y shares to 2.00% and Institutional Class shares to 2.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board and Invesco Advisers may mutually agree to terminate the fee waiver arrangement at any time. Fee waivers have been restated to reflect this agreement.

4.	Effective upon the closing of the Reorganization, Invesco Advisers has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.88%, Class B shares to 2.63%, Class C shares to 2.63%, Class Y shares to 1.63%, and Institutional Class shares to 1.63% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

7

Expense Example
     This Example is intended to help you compare the costs of investing in different classes of the Target Fund and the Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of the Acquiring Fund after giving effect to the Reorganization are also provided. All costs are based upon the information set forth in the Fee Table above.
     The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
Fund/Class	Year	Years	Years	Years
Target Fund - Class A	$766	$2,218	$3,593	$6,720
Acquiring Fund - Class A	$730	$1,108	$1,510	$2,630
Combined Pro forma Target Fund + Acquiring Fund -Class A(assuming the Reorganization is completed)	$730	$1,112	$1,518	$2,648

Target Fund - Class B	$804	$2,265	$3,714	$6,838
Target Fund - Class B (if you did not redeem your shares)	$304	$1,965	$3,514	$6,838
Acquiring Fund - Class B	$766	$1,117	$1,595	$2,782
Acquiring Fund - Class B (if you did not redeem your shares)	$266	$817	$1,395	$2,782
Combined Pro forma Target Fund + Acquiring Fund -Class B (assuming the Reorganization is completed)	$766	$1,122	$1,603	$2,800
Combined Pro forma Target Fund + Acquiring Fund -Class B (assuming the Reorganization is completed) (if you did not redeem your shares)	$266	$822	$1,403	$2,800

Target Fund - Class C	$404	$1,965	$3,514	$6,945
Target Fund - Class C (if you did not redeem your shares)	$304	$1,965	$3,514	$6,945
Acquiring Fund - Class C	$366	$817	$1,395	$2,964
Acquiring Fund - Class C (if you did not redeem your shares)	$266	$817	$1,395	$2,964
Combined Pro forma Target Fund + Acquiring Fund -Class C (assuming the Reorganization is completed)	$366	$822	$1,403	$2,982
Combined Pro forma Target Fund + Acquiring Fund -Class C (assuming the Reorganization is completed) (if you did not redeem your shares)	$266	$822	$1,403	$2,982

Target Fund - Class Y	$204	$1,697	$3,119	$6,382
Acquiring Fund - Class Y	$166	$514	$887	$1,933
Combined Pro forma Target Fund + Acquiring Fund -Class Y (assuming the Reorganization is completed)	$166	$518	$895	$1,953

Target Fund — Institutional Class	$203	$1,588	$2,922	$6,048
Acquiring Fund - Institutional Class	†	†	†	†
Combined Pro forma Target Fund + Acquiring Fund - Institutional Class (assuming the Reorganization is completed)	$137	$428	$739	$1,624

†	Institutional Class Shares will not be issued until the Closing.
     The Example is not a representation of past or future expenses. Each Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds’ projected or actual performance.

8

     For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganization, see the section entitled “THE PROPOSED REORGANIZATION - Board Considerations in Approving the Reorganization” in this Proxy Statement/Prospectus.
How do the performance records of the Funds compare?
     The performance history of each Fund for certain periods as of September 30, 2010 is shown below. The returns below may not be indicative of a Fund’s future performance.
     The table below compares the performance history of the Acquiring Fund’s oldest share class to the performance history of the comparable class of the Target Fund as of September 30, 2010. Since inception performance is only provided for share classes with less than 10 years of performance history. Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.” Additional performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders.

Average Annual Total Returns*
	1 Year	5 Years	10 Years or Since Inception

Acquiring Fund — Class B (inception date: 11/30/1990 )[1]
Return Before Taxes	1.93%	5.53%	3.90%
Return After Taxes on Distributions	2.05%	5.55%	3.93%
Return After Taxes on Distributions and Sale of Fund Shares	1.37%	4.80%	3.44%
Target Fund — Class B (inception date: 03/31/2006)
Return Before Taxes	(10.34)%	—	(15.15)%
Return After Taxes on Distributions	(10.34)%	—	(15.15)%
Return After Taxes on Distributions and Sale of Fund Shares	(6.72)%	—	(12.24)%

*	Performance for Class B shares has been restated to reflect the Fund’s applicable sales charge. Performance for Class B shares for the Acquiring Fund assumes conversion to Class A shares eight years after the start of the performance period.
1.	The returns shown for periods prior to June 1, 2010 are those of the Class B shares of a predecessor fund that was advised by Morgan Stanley Investment Advisors Inc. and was reorganized into the Acquiring Fund on June 1, 2010. The returns shown for periods after June 1, 2010 are those of the Acquiring Fund. The returns of the Acquiring Fund are different from the predecessor fund as they had different expenses and sales charges.
     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
How do the management, investment manager and other service providers of the Funds compare?
     Each Fund is overseen by the same Board and officers. In addition, Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains substantially identical terms (except for fees) for each Fund. The advisory fee of the Acquiring Fund at certain breakpoint levels is higher than the advisory fee of the Target Fund. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers has acted as an investment adviser since its organization in 1976. As of September 30, 2010, Invesco Advisers had $300.3 billion under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.
     The advisory agreement applicable to the Funds provides that Invesco Advisers may delegate any and all of its rights, duties and obligations to one or more wholly owned affiliates of Invesco as sub-advisers (the “Invesco

9

Sub-Advisers”). Pursuant to Master Intergroup Sub-Advisory Contracts, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to a Fund. The Invesco Sub-Advisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:

•	Invesco Asset Management Deutschland GmbH;	•	Invesco Hong Kong Limited;

•	Invesco Asset Management Limited;	•	Invesco Asset Management (Japan) Limited;

•	Invesco Australia Limited;	•	Invesco Senior Secured Management, Inc.; and

•	Invesco Trimark Ltd.
     Other key service providers to the Target Fund, including the administrator, transfer agent, custodian, distributor and auditor, provide the same or substantially the same services to the Acquiring Fund. The Acquiring Fund’s prospectus and SAI describe the services and other arrangements with these service providers.
How do the Funds’ purchase and redemption procedures, distribution policies and exchange policies compare?
     The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase and redemption procedures, redemption fees and exchange policies for each class of the Target Fund are generally similar to those of the corresponding class of the Acquiring Fund. For more information see the section entitled “Comparison of Share Classes and Distribution Arrangements.”
Will the Acquiring Fund have different portfolio managers than the Target Fund?
     Yes. The portfolio management teams of the Target Fund and the Acquiring Fund will be different. The Acquiring Fund prospectus that accompanies this Proxy Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team for the Acquiring Fund.
Will there be any tax consequences resulting from the proposal?
     The Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Fund anticipates receiving a legal opinion to that effect. Thus, while there can be no guarantee that the Internal Revenue Service (“IRS”) will adopt a similar position, it is expected that shareholders will have no adverse federal income tax consequences as a result of the Reorganization. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this Proxy Statement/Prospectus relates to the federal income tax consequences of the Reorganization only.
When is the Reorganization expected to occur?
     If shareholders of the Target Fund approve the Reorganization, it is anticipated that the Reorganization will occur on or about May 2, 2011.
How do I vote on the Reorganization?
     There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone or via the Internet. The proxy card that accompanies this Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal, as recommended by the Board, and in their best judgment on other matters.

10

What will happen if shareholders of the Target Fund do not approve the Reorganization?
     If the shareholders of the Target Fund do not approve the Reorganization, the Target Fund’s Board will consider other possible courses of action for the Target Fund.
What if I do not wish to participate in the Reorganization?
     If you do not wish to have your shares of the Target Fund exchanged for shares of the Acquiring Fund as part of the Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you will incur any applicable deferred sales charge and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.
Why are you sending me the Proxy Statement/Prospectus?
     You are receiving this Proxy Statement/Prospectus because you own shares in the Target Fund as of the Record Date and have the right to vote on the very important proposal described herein concerning the Target Fund. This Proxy Statement/Prospectus contains information that shareholders of the Target Fund should know before voting on the proposed Reorganization. This document is both a proxy statement of the Target Fund and also a prospectus for the Acquiring Fund.
Where can I find more information about the Funds and the Reorganization?
     Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Proxy Statement/Prospectus contains additional information about the Reorganization. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganization or how to vote, please call Invesco Client Services at 1-800-959-4246.
ADDITIONAL INFORMATION ABOUT THE FUNDS
Comparison of Principal Investment Strategies
     The following section compares the principal investment strategies of the Target Fund with the principal investment strategies of the Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”
     Investment Strategies. The principal investment strategies of the Acquiring Fund and the Target Fund are not similar, resulting in low security overlap between the funds. The Acquiring Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks (including depositary receipts) and other securities of companies which have a principal place of business in, or which derive a majority of their revenues from business in, Asia, Australia or New Zealand (including emerging market or developing countries). The principal Asian countries include Japan, Malaysia, Singapore, Hong Kong, Thailand, the Philippines, India, Indonesia, Taiwan and South Korea. The Acquiring Fund, however, may invest more than 25% of its net assets in Japan, Hong Kong, Malaysia, South Korea and/or Taiwan. The Target Fund, by contrast, invests primarily in equity securities of Japanese issuers, including depositary receipts, and under normal circumstances invests at least 80% of its net assets (plus borrowings for investment purposes) in Japanese companies.
     The Acquiring Fund may use derivative instruments such as forward foreign currency exchange contracts in connection with its investments in foreign securities. Both Funds will count derivative instruments toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. Derivatives and other instruments may have the effect of leveraging the Target Fund’s portfolio.

11

     The remaining 20% of the Acquiring Fund’s assets may be invested in equity securities, fixed-income securities and convertible securities of companies located anywhere in the world, as well as securities of other investment companies. In complying with the 80% investment requirement, the Target Fund may invest in exchange-traded funds (ETFs).
     The Funds’ investment adviser, Invesco Advisers, Inc. (the Adviser) generally invests the Acquiring Fund’s assets in companies it believes have a high rate of earnings growth potential. It also selects securities which, in its view, possess both on an absolute basis and as compared with other securities around the world, attractive price/earnings, price/cash flow and price/revenue ratios. The Target Fund’s portfolio managers will apply an actively managed, bottom-up approach that blends both growth and value-oriented disciplines. The Target Fund’s portfolio managers seek to identify securities through a highly structured investment process and a proprietary security valuation model. In constructing the portfolio, the Target Fund’s portfolio managers will consider business fundamentals including earnings momentum, business stability, balance sheet, management strategy, competitiveness, and returns by industry/sector. The Target Fund’s portfolio managers focus on securities that they believe have a catalyst to restore growth and/or will keep growing with attractive value. The Target Fund’s portfolio managers will consider whether to sell a particular security when its business fundamentals materially change or when a more attractive investment opportunity is identified.
     The Acquiring Fund’s fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payments until maturity. The fixed-income securities (including zero coupon securities) may be issued or guaranteed by the governments of Australia, New Zealand and countries in Asia. In addition, the Acquiring Fund may invest in fixed-income securities that are, either alone or in combination with warrants, options or other rights, convertible to the common stock of a company.
Comparison of Principal Risks of Investing in the Funds
     The table below describes the principal risks that may affect each Fund’s investment portfolio. For more information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI.

Funds Subject to
Principal Risk	Risk
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.
Acquiring Fund Target Fund

In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks. A portion of the Fund’s convertible investments may be rated below investment grade.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Acquiring Fund Target Fund

With respect to the Acquiring Fund, hedging the Fund’s currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Fund’s objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Fund’s securities are not denominated.

Foreign Securities Risk. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets.
Acquiring Fund Target Fund

12

Funds Subject to
Principal Risk	Risk
With respect to the Acquiring Fund, the risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.	Acquiring Fund Target Fund

Growth Investing Risk. Investments in growth-oriented equity securities may have above-average volatility of price movement. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.
Acquiring Fund Target Fund

Geographic Concentration Risk. Because the Fund’s investments are concentrated in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. International trade and government tax and fiscal policy may have negative effects on the Japanese economy.
Target Fund

Exchange-Traded Funds Risk. An investment by the fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index.
Target Fund

Limited Number of Holdings Risk. The Fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.	Target Fund

Active Trading Risk. The Fund may engage in frequent trading of portfolio securities resulting in a lower return and increased tax liability.	Target Fund
Comparison of Fundamental and Non-Fundamental Investment Restrictions
     Each Fund has adopted fundamental investment restrictions concerning, among other things, diversification of the Fund’s investment portfolio, concentration in particular industries, borrowing and loaning money, and investing in real estate and commodities. Fundamental investment restrictions of a Fund cannot be changed without shareholder approval. The fundamental investment restrictions of the Target Fund and those of the Acquiring Fund are the same. The non-fundamental investment restrictions are the same except for the specific countries in which the Funds invest. Non-fundamental investment restrictions of a Fund can be changed by a Fund’s Board.
     Both the Target Fund and the Acquiring Fund may be subject to other investment restrictions that are not identified above. A full description of the Target Fund’s and the Acquiring Fund’s investment policies and restrictions may be found in its respective SAI.
Comparison of Share Classes and Distribution Arrangements
     Each share class of the Target Fund will be reorganized into a specific share class of the Acquiring Fund. The following sub-sections identify the Acquiring Fund share class that corresponds with the Target Fund share class as well as the different distribution arrangements among the various share classes.
     Class Structure. The Funds each offer multiple share classes. Each such class offers a distinct structure of sales charges, distribution and/or service fees, and reductions and waivers thereto, which are designed to address a variety of shareholder servicing needs. In addition, some share classes have certain eligibility requirements that must be met to invest in that class of shares. The eligibility requirements are the same for each Fund and are described in the Funds’ prospectuses.
     The share classes offered by the Target Fund and the corresponding share classes of the Acquiring Fund that Target Fund shareholders will receive in connection with the Reorganization are as follows:

Target Fund Share Classes	Acquiring Fund Share Classes
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class Y
Institutional Class	Institutional Class*

13

*	Institutional Class shares will not be issued until the Closing.
     Neither Fund currently offers Class B shares to new investors. Existing investors of the Target Fund that owned Class B shares before their closure will continue to receive reinvested dividends in the form of new Class B shares but may no longer add to their existing positions in Class B shares. Shareholders who receive Class B shares in connection with the Reorganization may continue to hold those shares and reinvest dividends until the scheduled conversion date of the Class B shares to Class A shares but may not purchase new Class B shares.
     Sales Charges. The sales charge schedule (if any) of the share classes of the Target Fund are substantially the same as the sales charge schedule (if any) of the corresponding share classes of the Acquiring Fund. Class A shares of each Fund are sold with an initial sales charge that ranges from 5.50% to zero depending on the amount of your investment. Class B and Class C shares of each Fund are sold with a contingent deferred sales charge that may be imposed when the shares are sold. Class A shares may also be subject to a contingent deferred sales charge on purchases of $1 million or more if redeemed prior to 18 months after the date of purchase. Each Fund offers reductions and waivers of the initial sales charge and contingent deferred sale charge to certain eligible investors or under certain circumstances, which are substantially the same between the Funds. Class Y and Institutional Class shares are sold without any initial sales charge or contingent deferred sales charge. Each share class except Class Y and Institutional Class imposes an asset based sales charge or service fee under one or more plans adopted by the Board, which are described in the following section. The Funds’ prospectuses describe the sales charge schedules and applicable waivers and exemptions of each such share class.
     You will not pay an initial sales charge on Acquiring Fund Class A shares that you receive in connection with the Reorganization. In addition, the exchange of Class A shares, Class B shares or Class C shares of the Target Fund for corresponding classes of the Acquiring Fund at the consummation of the Reorganization will not result in the imposition of any contingent deferred sales charge that applies to those share classes. Upon consummation of the Reorganization, former Target Fund shareholders of Class A shares, Class B shares or Class C shares will be credited for the period of time from their original date of purchase of the Target Fund Class A shares, Class B shares or Class C shares for purposes of determining the amount of any contingent deferred sales charge that may be due upon subsequent redemption, if any. In addition, the CDSC schedule that applies to the Class B shares of the Target Fund that you own will continue to apply to the Class B shares of the Acquiring Fund that you receive in the Reorganization. The Acquiring Fund initial sales charges for Class A shares and contingent deferred sales charges that apply to Class A shares and Class C shares will apply to any Class A shares or Class C shares of the Acquiring Fund purchased after the Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge or contingent deferred sales charge.
     Distribution Fees. The Funds have adopted distribution plans and service plans (together, the “Distribution Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (the “1940 Act”) with respect to each of their Class A, Class B and Class C shares. Class Y and Institutional Class shares of the Funds are not subject to the Distribution Plans.
     Pursuant to the Distribution Plans, the Target Fund is authorized to make payments to Invesco Distributors, Inc. (“IDI”), the Fund’s principal underwriter, in connection with the distribution of Target Fund shares and providing shareholder services at the annual rate of 0.25% of the Target Fund’s average daily net assets attributable to Class A shares and at the annual rate of 1.00% of the Target Fund’s average daily net assets attributable to Class B and Class C shares. Amounts received by IDI may be spent for activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders.
     The Distribution Plans for the Acquiring Fund and the Target Fund are similar, however, IDI may be reimbursed from the Acquiring Fund only up to the amount it has spent on activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders, up to the same limits as the Target Fund’s Distribution Plans (i.e., 0.25% for Class A shares and 1.00% for Class B and Class C shares). This type of Distribution Plan is sometimes referred to as a “reimbursement-type” plan because the underwriter is only entitled to be reimbursed for its plan-related expenses.

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     The fee table under the “SUMMARY OF KEY INFORMATION — How do the Funds’ expenses compare” section of this Proxy Statement/Prospectus describes the fees paid under each Fund’s Distribution Plan for a recent period as well as an estimate of the fees to be paid under the Distribution Plan following the Reorganization.
Comparison of Purchase and Redemption Procedures
     The purchase procedures employed by the Target Fund and the Acquiring Fund are substantially the same. Each Fund offers shares through its distributor on a continuous basis. Shares of the Funds may be purchased directly through the transfer agent and through other authorized financial intermediaries. Investors may purchase both initial and additional shares by mail, wire, telephone or the internet. The Acquiring Fund prospectus enclosed with this Proxy Statement/Prospectus describes in detail how shareholders can purchase Acquiring Fund shares. Class A, Class B (closed to new investments, except dividend reinvestments), Class C and Class Y shares of the Funds require a minimum investment of $1,000 ($250 for IRA, Roth IRA, and Coverdell Education Savings Accounts). Institutional Class shares of the Target Fund and the Acquiring Fund each require a minimum initial investment that ranges from $0 to $10 million, depending on the type of account making the investment. The Acquiring Fund’s prospectus describes the types of accounts to which the minimum initial investment applies. For accounts participating in a systematic investment program, the minimum investment is $50 ($25 for IRA, Roth IRA, and Coverdell Education Savings Accounts). Certain exemptions apply as set forth in the Funds’ prospectuses. The foregoing investment minimums will not apply to shares received in connection with the Reorganization. However, investors may be charged a small-account fee if account balances remain below the required investment minimum for certain periods. See the Funds’ prospectuses for details.
Redemption Fees. The Target Fund and Acquiring Fund charge a 2% redemption fee on shares that are redeemed within 31 days of purchase. The redemption fee for a Fund is intended to compensate the Fund for the increased expenses to longer-term shareholders and the disruptive effect on the Fund’s portfolio caused by short-term investments in a Fund. This redemption fee is retained by the Fund.
     The exchange of Target Fund shares for Acquiring Fund shares at the consummation of the Reorganization will not result in the imposition of any redemption fee that applies to Target Fund shares. Acquiring Fund shares received in the Reorganization may be subject to a redemption fee, if redeemed within 31 days of purchase of the Target Fund shares that were exchanged for such Acquiring Fund shares. New shares of the Acquiring Fund purchased after the Reorganization will be subject to the Acquiring Fund’s redemption fee. The redemption fee will be waived on sales or exchanges of Acquiring Fund shares under certain circumstances, which are described in the Acquiring Fund’s prospectus. Additional information relating to redemption fees is available in the Acquiring Fund’s prospectus.
Comparison of Distribution Policies
     The Funds declare and pay dividends of net investment income, if any, annually, and capital gains distributions, if any, at least annually. Each Fund may also declare and pay capital gains distributions more than once per year as permitted by law. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash.
Forms of Organization and Securities to be Issued
     The Acquiring Fund and the Target Fund are series of the same Delaware statutory trust, with the same governing instruments, including the declaration of trust and bylaws. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Target Fund and the Acquiring Fund. Each share of the Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other fund that is a series of the Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in each Fund’s SAI.

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Pending Litigation
     Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (“IFG”) (the former investment adviser to certain funds), a predecessor to Invesco Advisers, IDI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Acquiring Fund’s SAI.
Where to Find More Information
     For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses: (i) see “Fund Management” for more information about the management of a Fund; (ii) see “Other Information” for more information about a Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the pricing, purchase, redemption and repurchase of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund, and distribution arrangements of a Fund.
THE PROPOSED REORGANIZATION
Summary of Agreement and Plan of Reorganization
     The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit D to this Proxy Statement/Prospectus.
     With respect to the Reorganization, if shareholders of the Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of liabilities of the Target Fund and delivery by the Acquiring Fund to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with the Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the Target Fund immediately prior to the Reorganization.
     The class or classes of Acquiring Fund shares that shareholders will receive in connection with the Reorganization will depend on the class or classes of Target Fund shares that shareholders hold, as described above under “Comparison of Share Classes and Distribution Arrangements.”
     The Target Fund and the Acquiring Fund have made representations and warranties in the form of Agreement that are customary in matters such as the Reorganization.
     If shareholders approve the Reorganization and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganization (the “Closing”) is expected to occur on or about May 2, 2011, (the “Closing Date”) immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (the “Effective Time”). Following receipt of the requisite shareholder vote in favor of the Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Target Fund will be terminated in accordance with its governing documents and applicable law.
     If shareholders of the Target Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Board will consider what additional action to take. The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

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Board Considerations in Approving the Reorganization
     As discussed above, on June 1, 2010, Invesco acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled Invesco to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganization proposed in this Proxy Statement/Prospectus is part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds.
     Because of the large number of proposed reorganizations, each Board of Trustees of the Invesco Funds created an ad hoc committee comprised of both Invesco Fund trustees and Van Kampen legacy trustees (the “Ad Hoc Merger Committees”). The Ad Hoc Merger Committee of the Board met separately three times, from September 2, 2010 through October 13, 2010 to discuss the proposed Reorganization. Two separate meetings of the full Board were also held to review and consider the Reorganization, including presentations by the Ad Hoc Merger Committee. The trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Trust (the “Independent Trustees”) held a separate meeting prior to the meeting of the full Board to consider these matters. The Independent Trustees have been advised on this matter by independent counsel to the Independent Trustees and by the independent Senior Officer, an officer of the Trust who reports directly to the Independent Trustees. The Board requested and received from Invesco Advisers and IDI written materials containing relevant information about the Funds and the proposed Reorganization, including fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data.
     The Board considered the potential benefits and costs of a Reorganization to the Target Fund, Acquiring Fund and their respective shareholders. The Board reviewed detailed information comparing the following information for each Target Fund and its corresponding Acquiring Fund: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) portfolio composition; (4) the comparative short-term and long-term investment performance; (5) the current expense ratios and expense structures, including contractual investment advisory fees; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; and (7) relative asset size and net purchase (redemption) trends. The Board also considered the benefits to the Target Fund of (i) combining with the Acquiring Fund to create a larger fund with a more diversified shareholder base and that may also achieve certain economies of scale as certain fixed expenses are allocated over a larger asset base, (ii) Invesco Advisers or one of its affiliates paying a portion of the expenses related to the Reorganization for the Target Fund, (iii) Invesco Advisers’ agreement to cap expenses of the Acquiring Fund for two years after the Closing, and (iv) the expected tax free nature of the Reorganization for the Target Fund and its shareholders for federal income tax purposes. The Board also considered the overall goal of the Reorganization to rationalize the Invesco Funds to enable IDI to better focus on the combined Fund to promote additional asset growth.
     With respect to the proposed Reorganization, the Board further considered that (i) Target Fund shareholders would become shareholders of a Fund with a lower net effective management fee and an estimated lower overall total expense ratio on a pro forma basis, (ii) as a result of the Reorganization, the advisory fee will increase at certain asset levels, and (iii) the Reorganization will result in a change in the portfolio management team.
     Based upon the information and considerations described above, the Board, on behalf of the Target Fund and the Acquiring Fund, approved the Reorganization in order to combine the Target Fund with the Acquiring Fund to create a larger fund with a relatively more diversified shareholder base. The Board also determined that shareholders of the Funds could potentially benefit from the growth in assets realized by the Reorganization, with the potential to achieve certain economies of scale. The Board concluded that the Reorganization is in the best interests of the Target Fund and the Acquiring Fund and that no dilution of value would result to the shareholders of the Target Fund or the Acquiring Fund from the Reorganization. Consequently, the Board approved the Agreement and the Reorganization on October 27, 2010.

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Federal Income Tax Considerations
     The following is a general summary of the material U.S. federal income tax considerations of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.
     The Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of the Target Fund into the Acquiring Fund are as follows:
•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•	the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).
     Neither the Target Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of the Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. A copy of the opinion will be filed with the Securities and Exchange Commission and will be available for public inspection. See “Where to Find Additional Information.”
     Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives.
     Prior to the Closing of the Reorganization, the Target Fund will distribute, and the Acquiring Fund may distribute, to their respective shareholders any undistributed income and gains (net of available capital loss carryovers) to the extent required to avoid entity level tax or as otherwise deemed desirable. Such distributions, if made, are anticipated to be made in the 2011 calendar year and would be taxable to shareholders in such year.
     The tax attributes, including capital loss carryovers, of the Target Fund move to the Acquiring Fund in the Reorganization. The capital loss carryovers of the Target Fund and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-Closing. First, the capital loss carryovers of the Target Fund, increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “aggregate capital loss carryovers”), are expected to become subject to an annual limitation. Losses in excess of that limitation may be carried forward to succeeding tax years, subject to an overall eight-year carryover period. The annual limitation will generally equal the net asset value of the Target Fund on the Closing Date multiplied by the “long-term tax-exempt

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rate” published by the IRS. If the Target Fund has net unrealized built-in gains at the time of Closing the Reorganization (i.e., unrealized appreciation in value of the Fund’s investments), the annual limitation for a taxable year will be increased by the amount of such built-in gains that are recognized in the taxable year. Second, if a Fund has built-in gains at the time of the Reorganization that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of the other Fund. Third, the capital losses of the Target Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of the Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year (excluding capital loss carryovers) treated as realized post-Closing based on the number of days remaining in such year. Fourth, the Reorganization may result in an earlier expiration of a Fund’s capital loss carryovers because the Reorganization causes the Target Fund’s tax year to close early in the year of the Reorganization. The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use by the Acquiring Fund, post-Closing, of the Target Fund’s aggregate capital loss carryovers following the Reorganization are as follows:

	Target Fund	Acquiring Fund
	(000,000s)	(000,000s)
	at 4/30/2010	at 4/30/2010
Aggregate capital loss carryovers on a tax basis (1)	$(4.4)	$(32.6)
Unrealized Net Appreciation (Depreciation) in Investments on a Tax Basis	$0.5	$15.7
Aggregate Net Asset Value	$7.3	$136.6
Approximate annual limitation (2)	$0.3	N/A

(1)	Includes realized gain or loss for the current fiscal year determined on the basis of generally accepted accounting principles.

(2)	Based on the long-term tax-exempt rate for ownership changes during October 2010 of 3.98%.
     The annual limitation on the use of the Target Fund’s aggregate capital loss carryovers will likely limit the use of such losses by the Acquiring Fund, post-Closing, to offset capital gains, if any, it realizes. The aggregate capital loss carryovers of the Acquiring Fund may continue to be available, provided the Acquiring Fund is the larger of the two Funds on the Closing Date. The ability of the Acquiring Fund to absorb its own capital loss carryovers and those of the Target Fund post-Closing depends upon a variety of factors that can not be known in advance. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.
     In addition, if the Acquiring Fund following the Reorganization has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Target Fund, shareholders of the Target Fund, post-Closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred. The Target Fund’s unrealized appreciation (depreciation) in value of investments on a tax basis as a percentage of its net asset value at April 30, 2010 is 7%, compared to the Acquiring Fund at April 30, 2010 of 11%, and on a combined basis of 11%.
     After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes.
Costs of the Reorganization
     The total cost of the Reorganization to be paid by the Acquiring Fund is estimated to be $30,000. The estimated total costs of the Reorganization for the Target Fund, as well as the estimated proxy solicitation costs for the Target Fund, which are part of the total Reorganization costs, are set forth in the table below.

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			Estimated Portion
			of Reorganization
	Estimated Proxy	Estimated Total	Costs to be Paid
	Solicitation Costs	Reorganization Costs	by the Fund
Target Fund	$3,000	$50,000	$0
     Where the Target Fund is not paying Reorganization costs, Invesco Advisers will bear these costs. The costs of the Reorganization include legal counsel fees, independent accountant fees, expenses related to the printing and mailing of this Proxy Statement/Prospectus and fees associated with the proxy solicitation but do not include any portfolio transaction costs arising from the Reorganization.
VOTING INFORMATION
Proxy Statement/Prospectus
     We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by appearing in person at the Meeting and following the instructions below. You do not need to attend the Meeting to vote, however. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.
     This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card are expected to be mailed on or about January [__], 2011 to all shareholders entitled to vote. Shareholders of record of the Target Fund as of the close of business on January 14, 2011 (the “Record Date”) are entitled to vote at the Meeting. The number of outstanding shares of each class of the Target Fund on December 15, 2010 can be found at Exhibit A. Each share is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held.
     Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Fund in writing at the address of the Target Fund set forth on the cover page of the Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person. However, if your shares are held through a broker-dealer or other financial intermediary, you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.
Quorum Requirement and Adjournment
     A quorum of shareholders is necessary to hold a valid shareholder meeting of the Target Fund. For the Target Fund, a quorum will exist if shareholders representing one-third of the outstanding shares of the Target Fund entitled to vote are present at the Meeting in person or by proxy.
     Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Agreement. Because the proposal described in this Proxy Statement/Prospectus is considered “non-routine,” under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you.
     Abstentions will count as shares present at the Meeting for purposes of establishing a quorum. If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve the Agreement are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of

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all relevant factors, including, among other things, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.
Vote Necessary to Approve the Agreement
     The Board has unanimously approved the Agreement, subject to shareholder approval. Shareholder approval of the Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the Meeting, if the holders of more than 50% of the outstanding shares of the Target Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the Target Fund.
     Abstentions are counted as present but are not considered votes cast at the Meeting. Abstentions therefore will have the same effect as a vote against the Agreement because approval of the Agreement requires the affirmative vote of a percentage of either the shares present at the Meeting or the outstanding shares of the Target Fund.
Proxy Solicitation
     The Target Fund has engaged the services of Computershare Fund Services, Inc. (“Solicitor”) to assist in the solicitation of proxies for the Meeting. Solicitor’s costs are described under the “Costs of the Reorganization” section of this Proxy Statement/Prospectus. Proxies are expected to be solicited principally by mail, but the Target Fund or Solicitor may also solicit proxies by telephone, facsimile or personal interview. The Target Fund’s officers may also solicit proxies but will not receive any additional or special compensation for any such solicitation.
     Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request. The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.
Other Meeting Matters
     Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Proxy Statement/Prospectus. Under the Target Fund’s bylaws, business transacted at a special meeting such as this Meeting shall be limited to (i) the purpose stated in the notice and (ii) adjournment of the special meeting with regard to the stated purpose. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.
Share Ownership by Large Shareholders, Management and Trustees
     A list of the name, address and percent ownership of each person who, as of December 15, 2010, to the knowledge of the Target Fund and the Acquiring Fund, owned 5% or more of the outstanding shares of a class of such Target Fund or the Acquiring Fund, respectively, can be found at Exhibits B and C.
     Information regarding the ownership of shares of the Target Fund and the Acquiring Fund by the Trustees and executive officers of the Trust can be found at Exhibits B and C.
OTHER MATTERS
Capitalization
     The following table sets forth as of September 30, 2010, for the Reorganization, the total net assets, number of shares outstanding and net asset value per share of each class of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after it has combined with the Target Fund. The pro forma capitalization column in the table assumes that the Reorganization has taken place. The capitalizations of the Target Fund, Acquiring Fund and their

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classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

	Target	Acquiring	Pro Forma	Acquiring Fund (pro
	Fund	Fund	Adjustments[1]	forma)
Net assets (all classes)	$6,388,203	$128,555,150	—	$134,943,353

Class A net assets	$3,973,698	$104,891,025	—	$108,864,723
Class A shares outstanding	789,168	4,825,487	(606,215)[2]	5,008,440

Class A net asset value per share	$5.04	$21.74		$21.74

Class B net assets	$560,712	$8,436,798	—	$8,997,510
Class B shares outstanding	115,251	410,871	(87,912)[2]	438,210

Class B net asset value per share	$4.87	$20.53		$20.53

Class C net assets	$1,110,661	$5,876,611	—	$6,987,272
Class C shares outstanding	228,510	285,914	(174,468)[2]	339,956

Class C net asset value per share	$4.86	$20.55		$20.55

Class Y net assets	$361,343	$9,314,532	—	$9,675,875
Class Y shares outstanding	71,398	421,894	(55,036)[1]	438,256

Class Y net asset value per share	$5.06	$22.08		$22.08

Institutional Class net assets	$381,789	N/A	—	$381,789
Institutional Class shares outstanding	75,001	N/A	(57,711)[2,3]	17,290
Institutional Class net asset value per share	$5.09	N/A		$22.08

1.	Invesco will bear 100% of the Reorganization expenses of the Target Fund. As a result there are no pro forma adjustments to net assets.

2.	Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s net asset value per share.

3.	As of September 30, 2010, Institutional Class of the Acquiring Fund did not exist. Institutional Class shares of the Acquiring Fund will be issued in connection with the Reorganization. Institutional Class shares of the Acquiring Fund will commence operations upon the closing of the Reorganization at the net asset value per share of Acquiring Fund’s Class Y shares. Therefore, the net asset value per share shown for Institutional Class shares of the Acquiring Fund in the table above is that of the Acquiring Fund’s Class Y shares.
Dissenters’ Rights
     If the Reorganization is approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Fund, however, have the right to redeem their shares at net asset value subject to applicable deferred sales charges and/or redemption fees (if any) until the closing date of the Reorganization. After the Reorganization, Target Fund shareholders will hold shares of the Acquiring Fund, which may also be redeemed at net asset value subject to applicable deferred sales charges and/or redemption fees (if any).
Shareholder Proposals
     The Funds do not generally hold annual meetings of shareholders. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of the Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed, shareholders of the Target Fund will become shareholders of the Acquiring Fund and, thereafter, will be subject to

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the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future meeting. For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.
WHERE TO FIND ADDITIONAL INFORMATION
     This Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each Fund’s registration statement, which contains the Fund’s prospectuses and related SAIs, is 811-05426.
     Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, D.C. 20549-1520. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

23

EXHIBIT A
Outstanding Shares of the Target Fund
     As of December 15, 2010, there were the following number of shares outstanding of each class of the Target Fund:

Target Fund/Share Classes	Number of Shares Outstanding
Invesco Japan Fund
Class A
Class B
Class C
Class Y
Institutional Class

A-1

EXHIBIT B
Ownership of the Target Fund
Significant Holders
     Listed below are the name, address and percent ownership of each person who, as of December 15, 2010, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Target Fund is presumed to “control” the fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number of	Percent Owned of
Name and Address	Class of Shares	Shares Owned	Record*
Name and Address			_____ %

*	The Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
     To the best of the knowledge of the Target Fund, the ownership of shares of the Target Fund by executive officers and Trustees of the Target Fund as a group constituted less than 1% of each outstanding class of shares of the Target Fund as of December 15, 2010.

B-1

EXHIBIT C
Ownership of the Acquiring Fund
Significant Holders
     Listed below are the name, address and percent ownership of each person who, as of December 15, 2010, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Acquiring Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Acquiring Fund is presumed to “control” the fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number of	Percent Owned of
Name and Address	Class of Shares	Shares Owned	Record*
Name and Address			_____ %

*	The Trust no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
     To the best of the knowledge of the Acquiring Fund, the ownership of shares of the Acquiring Fund by executive officers and Trustees of the Acquiring Fund as a group constituted less than 1% of each outstanding class of shares of the Acquiring Fund as of December 15, 2010.

C-1

Exhibit D
AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this ___ day of __________, 2010 by and among (i) each of the Invesco open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”) separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).
          WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and assume the liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);
          WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and
          WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).
          NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:
1.	DESCRIPTION OF THE REORGANIZATIONS
     1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.
     1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

     (a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.
     (b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(g) (collectively, “Assets”).
     (c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”
     (d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and the Target Fund will as promptly as practicable completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

     (e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.
2.	VALUATION
     2.1. With respect to each Reorganization:
     (a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees.
     (b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of each class computed on the Valuation Date using the Acquiring Fund’s valuation procedures established by the Acquiring Entity’s Board of Trustees, which are the same as the Target Fund’s valuation procedures.
     (c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.
     (d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.
3.	CLOSING AND CLOSING DATE
     3.1. Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (the “Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”).
     3.2. With respect to each Reorganization:
     (a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the

Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date.
     (b) The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.
     (c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.
     (d) The Target Entity shall direct each applicable transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
     (e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the

Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4.	REPRESENTATIONS AND WARRANTIES
     4.1. Each Target Entity, on behalf of itself or, where applicable, a Target Fund, represents and warrants to the Acquiring Entity and its corresponding Acquiring Fund as follows:
     (a) The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Amended and Restated Agreement and Declaration of Trust and by-laws (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;
     (b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;
     (c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;
     (d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;
     (f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;
     (g) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (h) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
     (i) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
     (j) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, before the Closing Date will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of Target Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date; (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such short taxable year (in each case after reduction for any capital loss carryover); and (C) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for the short taxable year;
     (k) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
     (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (m) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;
     (n) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and
     (o) The Target Fund has no unamortized or unpaid organizational fees or expenses.
     4.2. Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and its corresponding Target Fund as follows:
     (a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Agreement and Declaration of Trust, as amended (the “Agreement and Declaration of Trust”), to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;
     (b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;
     (c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;
     (d) The prospectuses and statements of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;
     (f) The financial statements of the Acquiring Fund for the Acquiring Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (g) Since the last day of the Acquiring Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
     (h) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;
     (i) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date;
     (j) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-

assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
     (k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (l) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;
     (m) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;
     (n) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
     (o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates.
5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND
     5.1. With respect to each Reorganization:
     (a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.
     (b) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     (c) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
     (d) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.
     (e) If reasonably requested by the Acquiring Fund in writing, the Target Entity will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by a Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) all FIN 48 work papers and supporting statements pertaining to a Target Fund in a Tax-Free Reorganization (the “FIN 48 Workpapers”), and (4) the tax books and records of a Target Fund in a Tax-Free Reorganization for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date.
     (f) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
     (g) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.
     (h) If reasonably requested in writing by Acquiring Fund, a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.
     (i) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code.

     (j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.
     (k) If reasonably requested in writing by Acquiring Fund, the Target Fund shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.
6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND
     6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
     (c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date; and
7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
     7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) If requested by Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) if applicable, the FIN 48 Workpapers, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and (v) a statement of earnings and profits as provided in Section 5.1(h);
     (c) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
     (d) The Target Custodian shall have delivered the certificate contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;
     (e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date; and
     (f) The Target Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income (determined without regard to any deductions for dividends paid) and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) any such undistributed investment company taxable income and net realized capital gains from any prior period to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for the short taxable year.
8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND
     With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
     8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;
     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein;
     8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;
     8.4. A registration statement on Form N-14 under the 1933 Act properly registering the Acquiring Fund shares to be issued in connection with the Reorganization shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
     8.5. The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.

9.	FEES AND EXPENSES
     9.1. Each Acquiring Fund will bear its expenses relating to the Reorganizations, which IAI has estimated to be $30,000 per Reorganization. Each Target Fund will bear its costs associated with the Reorganization, provided that the Target Fund is expected to recoup those costs within 24 months following the Reorganization as a result of reduced total annual fund operating expenses. IAI has agreed to bear the Reorganization costs of any Target Fund that does not meet the foregoing threshold based on estimates prepared by the Adviser and discussed with the Board.
10.	FINAL TAX RETURNS AND FORMS 1099 OF TARGET FUND
     10.1. After the Closing Date, except as otherwise agreed to by the parties, Target Entity shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS
     11.1. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
12.	TERMINATION
     This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.
13.	AMENDMENTS
     This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.
14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
     14.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
     14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

     14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
     14.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.
     14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the Target Entity or the Agreement and Declaration of Trust of the Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Invesco Advisers, Inc.

By:

Name:
Title:
AIM Counselor Series Trust (Invesco Counselor Series Trust), AIM Equity Funds (Invesco Equity Funds), AIM Funds Group (Invesco Funds Group), AIM Growth Series (Invesco Growth Series), AIM International Mutual funds (Invesco International Mutual Funds), AIM Investment Funds (Invesco Investment Funds), AIM Investment Securities Funds (Invesco Investment Securities Funds), AIM Sector Funds (Invesco Sector Funds) and AIM Variable Insurance Funds (Invesco Variable Insurance Funds), each on behalf of its respective series identified on Exhibit A hereto

By:

Name:
Title:

EXHIBIT A
CHART OF REORGANIZATIONS

Acquiring Fund (and share classes) and	Corresponding Target Fund (and share
Acquiring Entity	classes) and Target Entity

Schedule 1.2(c)
Excluded Liabilities
None

Schedule 8.6
Tax Opinions
     (i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
     (ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code, except that Target Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.
     (iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.
     (iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.
     (v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
     (vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.
     (vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.
     (viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
     (ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor,

provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.
     (x) For purposes of Section 381 of the Code, either: (i) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder; or (ii) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code as if there had been no Reorganization.

EXHIBIT E
FINANCIAL HIGHLIGHTS
     The financial highlights tables are intended to help you understand the Acquiring Fund’s and the Target Fund’s financial performance for the past five fiscal years and are included in the respective Acquiring Fund’s and the Target Fund’s prospectuses, which are each incorporated herein by reference. The Acquiring Fund’s prospectus also accompanies this Proxy Statement/Prospectus. The financial highlights table below provides additional information for the most recent six-month semi-annual reporting period. The information is unaudited. The Acquiring Fund’s fiscal year end is October 31 and, accordingly, the Acquiring Fund’s financial highlights tables below contain information for the six-month period ended April 30, 2010. The Target Fund’s fiscal year end is October 31 and accordingly, the Target Fund financial highlights table below contains information for the six-month period ended April 30, 2010. The financial highlights table for the Acquiring Fund contains the financial performance of a predecessor fund that was reorganized into the Acquiring Fund in June 2010. Class I shares of the predecessor fund were reorganized into the Class Y shares of the Acquiring Fund. Class W shares of the predecessor fund were reorganized into the Class A shares of the Acquiring Fund.

E-1

     Acquiring Fund
The following schedule presents financial highlights for a share of the Acquiring Fund outstanding for the period indicated.

									Ratio of
			Net gains			Net		Net	expenses	Ratio of net
			(losses)			asset		assets,	to average	investment
	Net asset	Net	on securities		Dividends	value,		end of	net assets	income (loss)	Rebate from
	value,	investment	(both	Total from	from net	end		period	(before	to average	Morgan
	beginning	income	realized and	investment	investment	of	Total	(000s	expense	net	Stanley	Portfolio
	of period	(loss)(a)	unrealized)	operations	income	period	Return(b)	omitted)	offset)(c)(d)(g)	assets(c)(d)(g)	Affiliate(c)(e)(g)	Turnover(f)
Class A
Six months ended 04/30/10	$19.48	$(0.03)	$2.07	$2.04	$(0.05)	$21.47	10.42%	$111,266	1.77%	(0.28)%	0.00%	18%
Class B
Six months ended 04/30/10	18.49	(0.10)	1.96	1.86	(0.00)	20.35	10.06	10,672	2.52	(1.03)	0.00	18
Class C
Six months ended 04/30/10	18.51	(0.10)	1.96	1.86	(0.00)	20.37	10.05	6,160	2.52	(1.03)	0.00	18
Class I
Six months ended 04/30/10	19.77	0.09	2.02	2.11	(0.09)	21.79	10.66	8,252	1.52	(0.03)	0.00	18
Class R
Six months ended 04/30/10	19.41	(0.05)	2.05	2.00	(0.01)	21.40	10.31	92	2.02	(0.53)	0.00	18
Class W
Six months ended 04/30/10	19.43	(0.04)	2.06	2.02	(0.04)	21.41	10.38	111	1.87	(0.38)	0.00	18

(a)	Calculated using average shares outstanding.

(b)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(c)	Reflects overall Fund ratios for investment income and non-class specific expenses.

(d)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliate.”

(e)	Amount is less than 0.005%

(f)	Not annualized.

(g)	Annualized.
Target Fund
The following schedule presents financial highlights for a share of the Target Fund outstanding for the period indicated.

									Ratio of
									expenses	Ratio of
									to average	expenses
			Net gains						net assets	to average net
			(losses)		Redemption			Net assets,	with fee	assets without	Ratio of net
	Net asset	Net	on securities		fees added to	Net asset		end of	waivers	fee waivers	investment
	value,	investment	(both	Total from	shares of	value,		period	and/or	and/or	income (loss)
	beginning	income	realized and	investment	beneficial	end	Total	(000s	expenses	expenses	to average	Portfolio
	of period	(loss)(a)	unrealized)	operations	interest	of period	Return(b)	omitted)	absorbed(c)	absorbed(c)	net assets(c)	Turnover(d)
Class A
Six months ended 04/30/10	$5.11	$(0.03)	$0.45	$0.42	$0.00	$5.53	8.22%	$4,785	2.24%	5.38%	(1.02)%	63%
Class B
Six months ended 04/30/10	4.98	(0.05)	0.43	0.38	0.00	5.36	7.63	642	2.99	6.13	(1.77)	63
Class C
Six months ended 04/30/10	4.97	(0.05)	0.44	0.39	0.00	5.36	7.85	1,189	2.99	6.13	(1.77)	63
Class Y
Six months ended 04/30/10	5.13	(0.02)	0.45	0.43	0.00	5.56	8.38	249	1.99	5.13	(0.77)	63
Institutional Class
Six months ended 04/30/10	5.16	(0.02)	0.45	0.43	0.00	5.59	8.33	419	1.99	4.73	(0.77)	63

(a)	Calculated using average shares outstanding.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,176, $609, $941, $237, and $404 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

[January ___], 2011
Dear Shareholder,
On June 1, Invesco completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments.
The Invesco and Van Kampen/Morgan Stanley retail investment capabilities were highly complementary, enabling Invesco to provide a more balanced product offering to Invesco Funds’ shareholders. As a result of the combination, Invesco gained investment talent for a number of investment strategies, including U.S. Value Equity, U.S. Small Cap Growth Equity, Tax-Free Municipals, Bank Loans and others. With this enhanced expertise and a comprehensive range of diverse investment capabilities, Invesco is better positioned than ever to meet the needs of investors across the U.S. and around the globe.
Since June 1, Invesco has been conducting a comprehensive review of its product line to sharpen its offerings to investors. A key goal of this effort is to reduce overlap and enhance efficiency across the product line for the benefit of Invesco Funds’ shareholders and Invesco.
As the next step in the process of integrating the combined business, the Invesco Funds Boards have approved a realignment of fund offerings, subject to shareholder approval. If approved by shareholders, the proposed realignment will:
▪	Distinguish and emphasize Invesco’s most compelling investment processes and strategies;

▪	Reduce overlap in the product lineup to help lower costs for shareholders; and

▪	Build a solid foundation for further growth to meet client and shareholder needs.
In addition, most Funds will continue to be managed by their existing investment management teams post-reorganization and many shareholders will experience a reduction in total expense ratio, decreasing the cost of their investment. In cases where management fee expenses are scheduled to increase as a result of a proposed reorganization, Invesco has instituted a cap on the total expense ratio of the Acquiring Fund intended to preserve the lowest current expense ratio of all Target Funds in each proposed set of reorganizations for a period of time post reorganization.
The independent trustees of your Board believe that the reorganization proposed in this proxy is in the best interest of your Fund and the attached proxy seeks your vote in favor of the proposed reorganization.
Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the meeting, you may vote your shares in person. If you expect to attend the meeting in person, or have questions, please notify us by calling 1-800-959-4226. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, Inc., reminding you to vote your shares.
Sincerely,
Mr. Philip Taylor
President and Principal Executive Officer

AIM INVESTMENT FUNDS (Invesco Investment Funds)
11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To Be Held on April 14, 2011
          A special meeting (the “Meeting”) of the shareholders of Invesco Health Sciences Fund (the “Target Fund”), a series of AIM Investment Funds (Invesco Investment Funds) (the “Trust”), will be held on April 14, 2011 at 3:00 p.m., Central time, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 to vote on the following proposal:
To approve an Agreement and Plan of Reorganization between the Target Fund and Invesco Global Health Care Fund (the “Acquiring Fund”), also a series of the Trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).
          Shareholders of record as of the close of business on January 14, 2011 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. The proposal will be effected only if the Target Fund’s shareholders approve it.
          The Board of Trustees of the Trust (the “Board”) requests that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the internet using the instructions on the proxy card.
          The Board recommends that you cast your vote FOR the above proposal as described in the Proxy Statement/Prospectus.
          Please sign and promptly return the proxy card in the postage paid return envelope regardless of the number of shares owned.
          Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the Meeting and voting in person.
________________________________________________
Mr. Philip Taylor
President and Principal Executive Officer
[January ___, 2011]

AIM INVESTMENT FUNDS (Invesco Investment Funds)
11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246
PROXY STATEMENT/PROSPECTUS
[_____________, 2011]

Introduction
          This Proxy Statement/Prospectus contains information that shareholders of Invesco Health Sciences Fund (the “Target Fund”), a series of AIM Investment Funds (Invesco Investment Funds) (the “Trust”), should know before voting on the proposed reorganization that is described herein, and should be retained for future reference. This document is both the proxy statement of the Target Fund and also a prospectus for Invesco Global Health Care Fund (the “Acquiring Fund”), which is also a series of the Trust. The Trust is a registered open-end management investment company. The Target Fund and the Acquiring Fund collectively are referred to as the “Funds” and to each fund individually as a “Fund.”
          A special meeting of the shareholders of the Target Fund (the “Meeting”) will be held at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 on April 14, 2011 at 3:00 p.m., Central time. At the Meeting, shareholders of the Target Fund are being asked to consider the following proposal:
To approve an Agreement and Plan of Reorganization between the Target Fund and the Acquiring Fund, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).
          The total value of the Acquiring Fund shares of each class that shareholders will receive in the Reorganization will be the same as the total value of the shares of each class of the Target Fund that shareholders held immediately prior to the Reorganization. The Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization. No sales charges or redemption fees will be imposed in connection with the Reorganization.
          The Board of Trustees of the Trust (the “Board”) has fixed the close of business on January 14, 2011 as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of the Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card will be mailed on or about [January ___], 2011 to all shareholders eligible to vote on the Reorganization.
          The Board has approved the Agreement and Plan of Reorganization and has determined that the Reorganization is in the best interest of the Target Fund and the Acquiring Fund and will not dilute the interests of the existing shareholders of the Target Fund or the Acquiring Fund. If shareholders of the Target Fund do not approve the Reorganization, the Board will consider what further action is appropriate for the Target Fund.
          Additional information about the Funds is available in the:
•	Prospectuses for the Target Fund and the Acquiring Fund;

•	Annual and semi-annual reports to shareholders of the Target Fund and the Acquiring Fund; and

•	Statements of Additional Information (“SAIs”) for the Target Fund and the Acquiring Fund.

          These documents are on file with the Securities and Exchange Commission (the “SEC”). The prospectus of the Target Fund is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. A copy of the prospectus of the Acquiring Fund accompanies this Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Proxy Statement/Prospectus. The SAI to this Proxy Statement/Prospectus, dated the same date as this Proxy Statement/Prospectus, also is incorporated herein by reference and is deemed to be part of this Proxy Statement/Prospectus. The Target Fund prospectus, the most recent annual report to shareholders, containing audited financial statements for the most recent fiscal year, and the most recent semi-annual report to shareholders of the Target Fund have been previously mailed to shareholders and are available on the Target Fund’s website at www.invesco.com.
          Copies of all of these documents are available upon request without charge by visiting or writing to the Target Fund at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046, or calling (800) 959-4246.
          You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-1520, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

i

          No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

ii

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION
          Shareholders of the Target Fund are being asked to consider and approve an Agreement and Plan of Reorganization (the “Agreement”) that will have the effect of reorganizing the Target Fund with and into the Acquiring Fund, as summarized below. The Agreement provides for (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
SUMMARY OF KEY INFORMATION
          The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Proxy Statement/Prospectus and the prospectus of the Acquiring Fund carefully for more complete information.
On what am I being asked to vote?
          As a shareholder of the Target Fund, you are being asked to consider and vote to approve the Agreement under which the assets and liabilities of the Target Fund will be transferred to the Acquiring Fund.
          If shareholders of the Target Fund approve the Agreement, shares of each class of the Target Fund will be exchanged for Acquiring Fund shares of the corresponding class of equal value, which will result in your holding shares of the Acquiring Fund equal to the value of your shares of the corresponding class of the Target Fund, and the Target Fund will be liquidated and terminated.
Has my Fund’s Board of Trustees approved the Reorganization?
          Yes. The Board has carefully reviewed the proposal and unanimously approved the Agreement and the Reorganization. The Board recommends that shareholders of the Target Fund vote in favor of the Agreement.
What are the reasons for the proposed Reorganization?
          On June 1, 2010, Invesco Ltd. (“Invesco”), the indirect parent company of Invesco Advisers, Inc., the Fund’s investment adviser (“Invesco Advisers” or “Adviser”), acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled Invesco to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganization proposed in this Proxy Statement/Prospectus is part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds to help reduce the shareholders’ cost of ownership.
          In considering the Reorganization and the Agreement, the Board considered these and other factors in concluding that the Reorganization would be in the best interest of the Funds. The Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATION — Board Considerations in Approving the Reorganization” section below.
What effect will the Reorganization have on me as a shareholder?
          Immediately after the Reorganization, you will hold shares of a class of the Acquiring Fund that are equal in value to the shares of the corresponding class of the Target Fund that you held immediately prior to the closing of the Reorganization. The principal differences between the Target Fund and the Acquiring Fund are described in this Proxy Statement/Prospectus. The prospectus of the Acquiring Fund that accompanies this Proxy Statement/Prospectus contains additional information about the Acquiring Fund that you will hold shares of following the Reorganization, if approved.

1

How do the Funds’ investment objectives, principal investment strategies and risks compare?
          The Acquiring Fund and the Target Fund have similar investment objectives, as described below. Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.
Investment Objectives

Target Fund	Acquiring Fund
Capital appreciation.	Long-term growth of capital.
          The principal investment strategies of the Acquiring Fund are similar to the principal investment strategies of the Target Fund, although the Acquiring Fund may invest in different types of investments and have different investment policies and limitations than the Target Fund. As a result, the risks of owning shares of the Acquiring Fund are similar to the risks of owning shares of the Target Fund, although the risks of the Funds may not be exactly the same. The sections below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Principal Investment Strategies” and “Comparison of the Principal Risks of Investing in the Funds” compare the principal investment strategies and risks of the Target Fund and the Acquiring Fund and highlight certain key differences.
How do the Funds’ expenses compare?
          The tables below provide a summary comparison of the expenses of the Target Fund and the Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganization. The pro forma expense ratios show projected estimated expenses but actual expenses may be greater or less than those shown.
Expense Table and Expense Examples*

			Combined Pro Forma
			Target Fund
			+
			Acquiring Fund
	Current		(assumes the Reorganization is
	Target Fund	Acquiring Fund	completed)
	Class A	Class A	Class A
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	2.00%[1]	2.00%[2]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.92%	0.66%	0.65%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.43%[3]	0.41%	0.41%
Acquired Fund Fees and Expenses	0.00%[4]	0.01%	0.01%
Total Annual Fund Operating Expenses	1.60%[3]	1.33%	1.32%[5]

2

			Combined Pro Forma
			Target Fund
			+
			Acquiring Fund
	Current		(assumes the Reorganization is
	Target Fund	Acquiring Fund	completed)
	Class B	Class B	Class B
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%	5.00%	5.00%
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	2.00%[1]	2.00%[2]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.92%	0.66%	0.65%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.43%[3]	0.41%	0.41%
Acquired Fund Fees and Expenses	0.00%[4]	0.01%	0.01%
Total Annual Fund Operating Expenses	2.35%[3]	2.08%	2.07%[5]

			Combined Pro Forma
			Target Fund
			+
			Acquiring Fund
	Current		(assumes the Reorganization is
	Target Fund	Acquiring Fund	completed)
	Class C	Class C	Class C
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	1.00%	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	2.00%[1]	2.00%[2]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.92%	0.66%	0.65%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.43%[3]	0.41%	0.41%
Acquired Fund Fees and Expenses	0.00%[4]	0.01%	0.01%
Total Annual Fund Operating Expenses	2.35%[3]	2.08%	2.07%[5]

3

			Combined Pro Forma
			Target Fund
			+
			Acquiring Fund
	Current		(assumes the Reorganization is
	Target Fund	Acquiring Fund	completed)
	Class Y	Class Y	Class Y
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	2.00%[1]	2.00%[2]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.92%	0.66%	0.65%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.43%[3]	0.41%	0.41%
Acquired Fund Fees and Expenses	0.00%[4]	0.01%	0.01%
Total Annual Fund Operating Expenses	1.35%[3]	1.08%	1.07%[5]

*	Expense ratios reflect annual fund operating expenses for the most recent fiscal year (as disclosed in a Fund’s current prospectus) of the Target Fund (July 31, 2010) and the Acquiring Fund (October 31, 2009). Pro forma numbers are estimated as if the Reorganization had been completed as of November 1, 2008 and do not include the estimated costs of the Reorganization. The Target Fund is not expected to bear any Reorganization costs. For more information on the costs of the Reorganization to be borne by the Funds, see “Costs of the Reorganization” below.

1.	You may be charged a 2.00% fee if you redeem or exchange shares of the Acquiring Fund within 31 days of purchase.

2.	Shares of the Acquiring Fund that are distributed in connection with the Reorganization will not be subject to a redemption fee.

3.	Based on estimated amounts for the current fiscal year.

4.	Unless otherwise indicated, Acquired Fund Fees and Expenses are less than 0.01%.

5.	Effective upon the closing of the Reorganization, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares of the Acquiring Fund to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.65%, Class B shares to 2.40%, Class C shares to 2.40% and Class Y shares to 1.40% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
Expense Example
          This Example is intended to help you compare the costs of investing in different classes of the Target Fund and the Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of the Acquiring Fund after giving effect to the reorganization of the Target Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Table above.
          The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

4

	One	Three	Five	Ten
Fund/Class	Year	Years	Years	Years
Target Fund - Class A	$704	$1,027	$1,373	$2,346
Acquiring Fund - Class A	$678	$948	$1,239	$2,063
Combined Pro forma Target Fund + Acquiring Fund - Class A (assuming the Reorganization is completed)	$677	$945	$1,234	$2,053

Target Fund - Class B	$738	$1,033	$1,455	$2,499
Target Fund - Class B (if you did not redeem your shares)	$238	$733	$1,255	$2,499
Acquiring Fund - Class B	$711	$952	$1,319	$2,219
Acquiring Fund - Class B (if you did not redeem your shares)	$211	$652	$1,119	$2,219
Combined Pro forma Target Fund + Acquiring Fund - Class B (assuming the Reorganization is completed)	$710	$949	$1,314	$2,208
Combined Pro forma Target Fund + Acquiring Fund - Class B (assuming the Reorganization is completed) (if you did not redeem your shares)	$210	$649	$1,114	$2,208

Target Fund - Class C	$338	$733	$1,255	$2,686
Target Fund - Class C (if you did not redeem your shares)	$238	$733	$1,255	$2,686
Acquiring Fund - Class C	$311	$652	$1,119	$2,410
Acquiring Fund - Class C (if you did not redeem your shares)	$211	$652	$1,119	$2,410
Combined Pro forma Target Fund + Acquiring Fund - Class C (assuming the Reorganization is completed)	$310	$649	$1,114	$2,400
Combined Pro forma Target Fund + Acquiring Fund - Class C (assuming the Reorganization is completed) (if you did not redeem your shares)	$210	$649	$1,114	$2,400

Target Fund - Class Y	$137	$428	$739	$1,624
Acquiring Fund - Class Y	$110	$343	$595	$1,317
Combined Pro forma Target Fund + Acquiring Fund - Class Y (assuming the Reorganization is completed)	$109	$340	$590	$1,306
          The Example is not a representation of past or future expenses. The Target Fund’s and the Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Target Fund’s or the Acquiring Fund’s projected or actual performance.
          For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganization, see the section entitled “THE PROPOSED REORGANIZATION - Board Considerations in Approving the Reorganization” in this Proxy Statement/Prospectus.
How do the performance records of the Funds compare?
          The performance history of each Fund for certain periods as of September 30, 2010 is shown below. The returns below may not be indicative of a Fund’s future performance.
          The table below compares the performance history of the Acquiring Fund’s oldest share class to the performance history of the comparable class of the Target Fund as of September 30, 2010. Since inception performance is only provided for share classes with less than 10 years of performance history. Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.” Additional performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders.

5

Average Annual Total Returns*

			10 Years or
	1 Year	5 Years	Since Inception
Acquiring Fund - Class A (inception date: 08/07/1989)
Return Before Taxes	0.71%	0.49%	2.81%
Return After Taxes on Distributions	0.71%	(0.33%)	1.73%
Return After Taxes on Distributions and Sale of Fund Shares	0.46%	0.34%	2.03%

Target Fund - Class A (inception date: 07/28/1997)[1]
Return Before Taxes	2.58%	1.79%	1.15%
Return After Taxes on Distributions	1.65%	0.18%	(0.21%)
Return After Taxes on Distributions and Sale of Fund Shares	2.20%	1.44%	0.66%

*	The above total return figures reflect the maximum front-end sales charge (load) of 5.50% applicable to Class A shares.

1.	The returns shown for periods prior to June 1, 2010 are those of the Class A shares of a predecessor fund that was advised by Morgan Stanley Investment Advisors Inc. and was reorganized into the Target Fund on June 1, 2010. The returns shown for periods after June 1, 2010 are those of the Target Fund. The returns of the Target Fund are different from the predecessor fund as they had different expenses and sales charges.
          After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
How do the management, investment manager and other service providers of the Funds compare?
          Each Fund is overseen by the same Board and officers. In addition, Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains substantially identical terms (except for fees) for each Fund. The contractual advisory fees for the Acquiring Fund are lower than the contractual advisory fees of the Target Fund. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers has acted as an investment adviser since its organization in 1976. As of September 30, 2010, Invesco Advisers had $300.3 billion under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.
          The advisory agreement applicable to the Funds provides that Invesco Advisers may delegate any and all of its rights, duties and obligations to one or more wholly owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to Master Intergroup Sub-Advisory Contracts, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to a Fund. The Invesco Sub-Advisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:

• Invesco Asset Management Deutschland GmbH;	• Invesco Hong Kong Limited;

• Invesco Asset Management Limited;	• Invesco Asset Management (Japan) Limited;

• Invesco Australia Limited;	• Invesco Senior Secured Management, Inc.; and

• Invesco Trimark Ltd.
          Other key service providers to the Target Fund, including the administrator, transfer agent, custodian, distributor and auditor, provide the same or substantially the same services to the Acquiring Fund. The Acquiring Fund’s prospectus and SAI describe the services and other arrangements with these service providers.

6

How do the Funds’ purchase and redemption procedures, distribution policies and exchange policies compare?
          The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase and redemption procedures and exchange policies for each class of the Target Fund are generally similar to those of the corresponding class of the Acquiring Fund. For more information see the section entitled “Comparison of Share Classes and Distribution Arrangements.”
Will the Acquiring Fund have different portfolio managers than the Target Fund?
          No. The portfolio management team for the Target Fund is the same as the portfolio management team for the Acquiring Fund. The Acquiring Fund prospectus that accompanies this Proxy Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team for the Acquiring Fund.
Will there be any tax consequences resulting from the proposal?
          The Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Fund anticipates receiving a legal opinion to that effect. Thus, while there can be no guarantee that the Internal Revenue Service (“IRS”) will adopt a similar position, it is expected that shareholders will have no adverse federal income tax consequences as a result of the Reorganization. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in the Proxy Statement/Prospectus relates to the federal income tax consequences of the Reorganization only.
When is the Reorganization expected to occur?
          If shareholders of the Target Fund approve the Reorganization, it is anticipated that the Reorganization will occur on or about May 2, 2011.
How do I vote on the Reorganization?
          There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone or via the Internet. The proxy card that accompanies this Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal, as recommended by the Board, and in their best judgment on other matters.
What will happen if shareholders of the Target Fund do not approve the Reorganization?
          If the shareholders of the Target Fund do not approve the Reorganization, the Target Fund’s Board will consider other possible courses of action for the Target Fund.
What if I do not wish to participate in the Reorganization?
          If you do not wish to have your shares of the Target Fund exchanged for shares of the Acquiring Fund as part of the Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you will incur any applicable deferred sales charge and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.
Why are you sending me the Proxy Statement/Prospectus?
          You are receiving this Proxy Statement/Prospectus because you own shares in the Target Fund as of the Record Date and have the right to vote on the very important proposal described herein concerning the Target Fund.

7

This Proxy Statement/Prospectus contains information that shareholders of the Target Fund should know before voting on the proposed Reorganization. This document is both a proxy statement of the Target Fund and also a prospectus for the Acquiring Fund.
Where can I find more information about the Funds and the Reorganization?
          Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Proxy Statement/Prospectus contains additional information about the Reorganization. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganization or how to vote, please call Invesco Client Services at 1-800-959-4246.
ADDITIONAL INFORMATION ABOUT THE FUNDS
Comparison of Principal Investment Strategies
          The following section compares the principal investment strategies of the Target Fund with the principal investment strategies of the Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”
          The investment strategies of the Acquiring Fund and the Target Fund are similar. The Acquiring Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in securities issued by foreign companies and governments engaged primarily in the health care industry. The Target Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks (including depositary receipts) of health science companies throughout the world.
          Pursuant to the Acquiring Fund, an issuer is engaged in health care-related industries if (1) at least 50% of its gross income or its net sales are derived from activities in the health care industry; (2) at least 50% of its assets are devoted to producing revenues from the health care industry; or (3) based on other available information, the Acquiring Fund’s portfolio manager(s) determines that its primary business is within the health care industry. Pursuant to the Target Fund, a company will be considered to be a health science company if it derives at least 50% of its earnings or revenues, or it devotes at least 50% of its assets, to health science activities.
          The Acquiring Fund defines issuers in the health care industry as those that design, manufacture, or sell products or services used for or in connection with health care or medicine (such as pharmaceutical issuers, biotechnology research firms, issuers that sell medical products, and issuers that own or operate health care facilities). The Target Fund defines health science companies as, among others, hospitals, clinical test laboratories, health care facilities and home care companies, pharmaceutical companies and companies involved in the biotechnology industry, medical supply companies, companies that provide services to health care companies and HMOs and other health insurance companies.
          The Acquiring Fund will generally invest at least 80% of its net assets in foreign securities. The Target Fund may invest up to 50% of its net assets in foreign securities, including emerging market securities.
          Both Funds may invest in derivatives that have economic characteristics similar to its direct investments. The Target Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Target Fund’s use of derivatives may involve the purchase and sale of options, futures, swaps, contracts for difference (CFDs) and other related instruments and techniques. The Target Fund may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivatives and other investments may have the effect of leveraging the Funds’ portfolio.

8

          In complying with its 80% investment requirement, the Acquiring Fund may also invest in exchange-traded funds (ETFs) and American Depositary Receipts that have economic characteristics similar to its direct investments. The Target Fund may also invest in depositary receipts and a portion of its assets in convertible securities.
          In selecting securities, the portfolio managers of both Funds use a research-oriented “bottom-up” investment approach, focusing on issuer fundamentals in an effort to uncover future growth prospects which are not yet appreciated by the market. In analyzing specific industries, the portfolio managers of the Funds ordinarily look for above-average growth and demand; scientific and medical advances; below-average reimbursement risk; and high barriers to entry. In analyzing specific issuers, the portfolio managers ordinarily look for leading issuers with defensible franchise; issuers in the midst of a new product cycle; value-added and/or niche-oriented products and/or services; issuers exhibiting sustainable revenue growth; potential to expand margins and improve profitability; superior earnings-per-share growth; strong balance sheet and moderate financial leverage; and a capable management team. Security selection is then further refined by valuation analysis. The resulting target portfolio consists of 50-80 individual securities with exposure across most sub-sectors of health care and diversified by region.
          The portfolio managers of the Funds will consider selling the security of an issuer if, among other things, (1) a security’s price reaches its valuation target; (2) an issuer’s fundamentals deteriorate; or (3) it no longer meets the investment criteria.
Comparison of Principal Risks of Investing in the Funds
          The table below describes the principal risks that may affect each Fund’s investment portfolio. For more information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI.

Principal Risk	Funds Subject to Risk
Market Risk. The prices of and the income generated by the Funds’ securities may decline in response to, among other things, investor sentiment; general economic, political and market conditions; conditions specific to the company; regional or global instability; and currency and interest rate fluctuations.
Acquiring Fund and Target Fund

Foreign Securities Risk. The Funds’ foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. Additionally, investments in foreign markets may be subject to higher transaction and custody costs.
Acquiring Fund and Target Fund

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.
Acquiring Fund and Target Fund

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.
Acquiring Fund and Target Fund

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Principal Risk	Funds Subject to Risk
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.
Acquiring Fund and Target Fund

Exchange-Traded Funds Risk. Exchange-traded funds (ETFs) generally present the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index.
Acquiring Fund

Convertible Securities. Investments in convertible securities subject the Target Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks.
Target Fund

Health Sector Risk. Each Fund’s performance is vulnerable to factors affecting the health care and sciences industry, including government regulation, obsolescence caused by scientific advances and technological innovations. Because the Funds concentrate in the health care and sciences industry, the value of the Funds’ shares may be more volatile than mutual funds that do not similarly concentrate their investments. The health care and sciences industry is subject to substantial regulation and could be materially adversely affected by changes in governmental regulations. Additionally, the products and services of companies in this industry may be subject to faster obsolescence as a result of greater competition and advancing technological developments. As a result, the securities of companies in this industry may exhibit greater price volatility than those of companies in other industries.
Acquiring Fund and Target Fund

The Target Fund may invest in smaller health science companies which involve greater risks than large or more established issuers. The prices of the securities of smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

Currency Hedging Risk. Hedging the Target Fund’s currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Target Fund’s objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Target Fund’s securities are not denominated.
Target Fund
Comparison of Fundamental and Non-Fundamental Investment Restrictions
          Each Fund has adopted fundamental investment restrictions concerning, among other things, diversification of the Fund’s investment portfolio, concentration in particular industries, borrowing and loaning money, and investing in real estate and commodities. The Funds’ fundamental and non-fundamental investment restrictions on concentration are substantially similar: the Target Fund concentrates its investments in the health sciences industry and the Acquiring Fund concentrates its investments in the health care industry, both of which include health care facilities, pharmaceutical companies, companies involved in the biotechnology industry and medical supply companies. The other fundamental and non-fundamental investment restrictions of the Target Fund and those of the Acquiring Fund are the same. Fundamental investment restrictions of a Fund cannot be changed without shareholder approval. Non-fundamental investment restrictions of a Fund can be changed by a Fund’s Board of Trustees.
          Both the Target Fund and Acquiring Fund may be subject to other investment restrictions that are not identified above. A full description of the Target Fund’s and the Acquiring Fund’s investment policies and restrictions may be found in its respective SAI.

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Comparison of Share Classes and Distribution Arrangements
          Each share class of the Target Fund will be reorganized into a specific share class of the Acquiring Fund. The following sub-sections identify the Acquiring Fund share class that corresponds with the Target Fund share class as well as the different distribution arrangements among the various share classes.
          Class Structure. The Funds each offer multiple share classes. Each such class offers a distinct structure of sales charges, distribution and/or service fees, and reductions and waivers thereto, which are designed to address a variety of shareholder servicing needs. In addition, some share classes have certain eligibility requirements that must be met to invest in that class of shares. The eligibility requirements are the same for each Fund and are described in the Funds’ prospectuses.
          The share classes offered by the Target Fund and the corresponding share classes of the Acquiring Fund that Target Fund shareholders will receive in connection with the Reorganization are as follows:

Target Fund Share Classes	Acquiring Fund Share Classes
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class Y
          Neither Fund currently offers Class B shares to new investors. Existing investors of the Target Fund that owned Class B shares before their closure will continue to receive reinvested dividends in the form of new Class B shares but may no longer add to their existing positions in Class B shares. Shareholders who receive Class B shares in connection with the Reorganization may continue to hold those shares and reinvest dividends until the scheduled conversion date of the Class B shares to Class A shares but may not purchase new Class B shares.
          Sales Charges. The sales charge schedule (if any) of the share classes of the Target Fund are substantially the same as the sales charge schedule (if any) of the corresponding share classes of the Acquiring Fund. Class A shares of each Fund are sold with an initial sales charge that ranges from 5.50% to zero depending on the amount of your investment. Class B and Class C shares of each Fund are sold with a contingent deferred sales charge that may be imposed when the shares are sold. Class A shares may also be subject to a contingent deferred sales charge on purchases of $1 million or more if redeemed prior to 18 months after the date of purchase. Each Fund offers reductions and waivers of the initial sales charge and contingent deferred sale charge to certain eligible investors or under certain circumstances, which are substantially the same between the Funds. Class Y shares are sold without any initial sales charge or contingent deferred sales charge. Each share class except Class Y imposes an asset based sales charge or service fee under one or more plans adopted by the Board, which are described in the following section. The Funds’ prospectuses describe the sales charge schedules and applicable waivers and exemptions of each such share class.
          You will not pay an initial sales charge on Acquiring Fund Class A shares that you receive in connection with the Reorganization. In addition, the exchange of Class A shares, Class B shares or Class C shares of the Target Fund for corresponding classes of the Acquiring Fund at the consummation of the Reorganization will not result in the imposition of any contingent deferred sales charge that applies to those share classes. Upon consummation of the Reorganization, former Target Fund shareholders of Class A shares, Class B shares or Class C shares will be credited for the period of time from their original date of purchase of the Target Fund Class A shares, Class B shares or Class C shares for purposes of determining the amount of any contingent deferred sales charge that may be due upon subsequent redemption, if any. In addition, the CDSC schedule that applies to the Class B shares of the Target Fund that you own will continue to apply to the Class B shares of the Acquiring Fund that you receive in the Reorganization. The Acquiring Fund initial sales charges for Class A shares and contingent deferred sales charge that applies to Class A shares and Class C shares will apply to any Class A shares or Class C shares of the Acquiring Fund purchased after the Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge or contingent deferred sales charge.
          Distribution Fees. The Funds have adopted distribution plans and service plans (together, the “Distribution Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), with

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respect to each of their Class A, Class B and Class C shares. Class Y shares of the Funds are not subject to the Distribution Plans.
          Pursuant to the Target Fund’s Distribution Plans, the Target Fund is authorized to make payments to Invesco Distributors, Inc. (“IDI”), the Funds’ principal underwriter, in connection with the distribution of Target Fund shares and providing shareholder services at the annual rate of up to 0.25% of the Target Fund’s average daily net assets attributable to Class A shares, and at the annual rate of up to 1.00% of the Target Fund’s average daily net assets attributable to Class B and Class C shares. Notwithstanding the foregoing expense limits, however, IDI may be reimbursed from the Target Fund only up to the amount it has spent on activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders. This type of Distribution Plan is sometimes referred to as a “reimbursement-type” plan because the underwriter is only entitled to be reimbursed for its plan-related expenses.
          The Distribution Plans for the Acquiring Fund and the Target Fund are similar except that IDI is entitled to be paid by the Acquiring Fund the maximum amounts described above (i.e., 0.25% for Class A shares and 1.00% for Class B and Class C shares) regardless of the amount IDI has spent on activities or expenses intended to result in the sale of shares or the servicing of shareholders. This type of Distribution Plan is sometimes referred to as a “compensation-type” plan because the underwriter is compensated at a fixed rate, regardless of its actual distribution and service-related expenditures. Thus it is possible that under the Acquiring Fund’s Distribution Plan the underwriter could, in practice, receive payments in excess of the amounts actually paid under the Target Fund’s “reimbursement” type Distribution Plan.
          The fee table under the “SUMMARY OF KEY INFORMATION — How do the Funds’ expenses compare” section of this Proxy Statement/Prospectus describes the fees paid under each Fund’s Distribution Plan for a recent period as well as an estimate of the fees to be paid under the Acquiring Fund’s Distribution Plan following the Reorganization.
Comparison of Purchase and Redemption Procedures
          The purchase procedures employed by the Target Fund and the Acquiring Fund are substantially the same. Each Fund offers shares through its distributor on a continuous basis. Shares of the Funds may be purchased directly through the transfer agent and through other authorized financial intermediaries. Investors may purchase both initial and additional shares by mail, wire, telephone or the internet. The Acquiring Fund prospectus enclosed with this Proxy Statement/Prospectus describes in detail how shareholders can purchase Acquiring Fund shares. Class A, Class B (closed to new investments, except dividend reinvestments), Class C and Class Y shares of the Funds require a minimum investment of $1,000 ($250 for IRA, Roth IRA, and Coverdell Education Savings Accounts). For accounts participating in a systematic investment program, the minimum investment is $50 ($25 for IRA, Roth IRA, and Coverdell Education Savings Accounts). Certain exemptions apply as set forth in the Funds’ prospectuses. The foregoing investment minimums will not apply to shares received in connection with the Reorganization. However, investors may be charged a small-account fee if account balances remain below the required investment minimum for certain periods. See the Funds’ prospectuses for details.
          Redemption Fees. The Acquiring Fund charges a 2% redemption fee on shares that are redeemed within 31 days of purchase. The redemption fee is intended to compensate the Acquiring Fund for the increased expenses to longer-term shareholders and the disruptive effect on the Acquiring Fund’s portfolio caused by short-term investments in the Acquiring Fund. This redemption fee is retained by the Acquiring Fund. The Target Fund does not charge a redemption fee.
          The exchange of Target Fund shares for Acquiring Fund shares at the consummation of the Reorganization will not result in the imposition of any redemption fee that applies to Target Fund shares. New shares of the Acquiring Fund purchased after the Reorganization will be subject to the Acquiring Fund’s redemption fee. The redemption fee will be waived on sales or exchanges of Acquiring Fund shares under certain circumstances, which are described in the Acquiring Fund’s prospectus. Additional information relating to redemption fees is available in the Acquiring Fund’s prospectus.

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Comparison of Distribution Policies
          The Funds declare and pay dividends of net investment income, if any, annually, and capital gains distributions, if any, at least annually. Each Fund may also declare and pay capital gains distributions more than once per year as permitted by law. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash.
Forms of Organization and Securities to be Issued
          The Target Fund and the Acquiring Fund are series of the Trust, which is a Delaware statutory trust, with the same governing instruments, including the declaration of trust and bylaws. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Target Fund and the Acquiring Fund. Each share of the Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other fund that is a series of the Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in each Fund’s SAI.
Pending Litigation
          Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (“IFG”) (the former investment adviser to certain funds), a predecessor to Invesco Advisers, IDI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Acquiring Fund’s SAI.
Where to Find More Information
          For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses: (i) see “Fund Management” for more information about the management of a Fund; (ii) see “Other Information” for more information about a Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the pricing, purchase, redemption and repurchase of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund, and distribution arrangements of a Fund.
THE PROPOSED REORGANIZATION
Summary of Agreement and Plan of Reorganization
          The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit D to this Proxy Statement/Prospectus.
          With respect to the Reorganization, if shareholders of the Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of liabilities of the Target Fund and delivery by the Acquiring Fund to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with the Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the Target Fund immediately prior to the Reorganization.

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          The class or classes of Acquiring Fund shares that Target Fund shareholders will receive in connection with the Reorganization will be the corresponding class or classes of Target Fund shares that Target Fund shareholders hold, as described above under “Comparison of Share Classes and Distribution Arrangements.”
          The Target Fund and the Acquiring Fund have made representations and warranties in the form of Agreement that are customary in matters such as the Reorganization.
          If shareholders approve the Reorganization and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganization (the “Closing”) is expected to occur on or about May 2, 2011, (the “Closing Date”) immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (the “Effective Time”). Following receipt of the requisite shareholder vote in favor of the Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Target Fund will be terminated in accordance with its governing documents and applicable law.
          If shareholders of the Target Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Board will consider what additional action to take. The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.
Board Considerations in Approving the Reorganization
          As discussed above, on June 1, 2010, Invesco acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled Invesco to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganization proposed in this Proxy Statement/Prospectus is part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds.
          Because of the large number of proposed reorganizations, each Board of the Invesco Funds created an ad hoc committee comprised of both Invesco fund trustees and Van Kampen legacy trustees (the “Ad Hoc Merger Committees”). The Ad Hoc Merger Committee of the Board met separately three times, from September 2, 2010 through October 13, 2010 to discuss the proposed Reorganization. Two separate meetings of the full Board were also held to review and consider the Reorganization, including presentations by the Ad Hoc Merger Committee. The Trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Trust (the “Independent Trustees”) held a separate meeting prior to the meeting of the full Board to consider these matters. The Independent Trustees have been advised on this matter by independent counsel to the Independent Trustees and by the independent Senior Officer, an officer of the Trust who reports directly to the Independent Trustees. The Board requested and received from Invesco Advisers and IDI written materials containing relevant information about the Funds and the proposed Reorganization, including fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data.
          The Board considered the potential benefits and costs of the Reorganization to the Target Fund, the Acquiring Fund and their respective shareholders. The Board reviewed detailed information comparing the following information for the Target Fund and the Acquiring Fund: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) portfolio composition; (4) the comparative short-term and long-term investment performance; (5) the current expense ratios and expense structures, including contractual investment advisory fees; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; and (7) relative asset size and net purchase (redemption) trends. The Board also considered the benefits to the Target Fund of (i) combining with the Acquiring Fund to create a larger fund with a more diversified shareholder base that may also achieve certain economies of scale as certain fixed expenses are allocated over a larger asset base, (ii) Invesco Advisers’ paying a portion of the expenses related to the reorganizations for those funds that are currently subject to expense caps, (iii) Invesco Advisers’ agreement to cap expenses of the Acquiring Fund for one year after the Closing, and (iv) the expected tax free nature of the Reorganization for the Target Fund and its shareholders for federal income tax purposes. The Board also considered the overall goal of the reorganizations to rationalize the Invesco Funds to enable IDI to better focus on the combined funds to promote additional asset growth.

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          With respect to the proposed Reorganization, the Board further considered that (i) Target Fund shareholders would become shareholders of a Fund with a lower effective management fee and an estimated lower overall total expense ratio on a pro forma basis; (ii) the investment objective, strategies and related risks of the Funds are similar; (iii) the Funds have the same portfolio management team; and (iv) Invesco Advisers’ agreement to cap the Acquiring Fund’s total expenses, as disclosed above, on a pro forma basis through June 30, 2012.
          Based upon the information and considerations described above, the Board, on behalf of the Target Fund and the Acquiring Fund, approved the Reorganization in order to combine the Target Fund with a similar Fund in terms of investment objectives, strategies and risks, portfolio management and portfolio composition to create a larger fund with a relatively more diversified shareholder base. The Board also determined that shareholders of the Funds could potentially benefit from the growth in assets realized by the Reorganization, with the potential to achieve certain economies of scale. The Board concluded that the Reorganization is in the best interests of the Target Fund and the Acquiring Fund and that no dilution of value would result to the shareholders of the Target Fund or the Acquiring Fund from the Reorganization. Consequently, the Board approved the Agreement and the Reorganization on October 27, 2010.
Federal Income Tax Considerations
          The following is a general summary of the material U.S. federal income tax considerations of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.
          The Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of the Target Fund into the Acquiring Fund are as follows:
•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•	the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).
          Neither the Target Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of the Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. A copy of the opinion will be filed with the Securities and Exchange Commission and will be available for public inspection. See “Where to Find Additional Information.”
          Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund

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and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives.
          Prior to the Closing of the Reorganization, the Target Fund will distribute, and the Acquiring Fund may distribute, to their respective shareholders any undistributed income and gains (net of available capital loss carryovers) to the extent required to avoid entity level tax or as otherwise deemed desirable. Such distributions, if made, are anticipated to be made in the 2011 calendar year and would be taxable to shareholders in such year.
          The tax attributes, including capital loss carryovers, of the Target Fund move to the Acquiring Fund in the Reorganization. The capital loss carryovers of the Target Fund and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-Closing. However, it is not anticipated that these limitations on use of a Fund’s capital loss carryovers, if any, would be material, although that depends on the facts at time of Closing the Reorganization. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.
          In addition, if the Acquiring Fund following the Reorganization has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Target Fund, shareholders of the Target Fund, post-Closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred. The Target Fund’s unrealized appreciation (depreciation) in value of investments on a tax basis as a percentage of its net asset value at July 31, 2010 is (2%) compared to the Acquiring Fund at April 30, 2010 of 16%, and on a combined basis of 14%.
          After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes.
Costs of the Reorganization
          The total cost of the Reorganization to be paid by the Acquiring Fund is estimated to be $30,000. The estimated total costs of the Reorganization for the Target Fund, as well as the estimated proxy solicitation costs for the Target Fund, which are part of the total Reorganization costs, are set forth in the table below.

			Estimated Portion of Total
	Estimated Proxy	Estimated Total	Reorganization Costs to be
	Solicitation Costs	Reorganization Costs	Paid by the Fund
Invesco Health Sciences Fund	$123,000	$170,000	$0
          Where the Target Fund is not paying Reorganization costs, Invesco Advisers will bear these costs. The costs of the Reorganization include legal counsel fees, independent accountant fees, expenses related to the printing and mailing of this Proxy Statement/Prospectus and fees associated with the proxy solicitation but do not include any portfolio transaction costs arising from the Reorganization.
VOTING INFORMATION
Proxy Statement/Prospectus
          We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by appearing in person at the Meeting and following the instructions below. You do not need to attend the Meeting to vote, however. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.
          This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card are expected to be mailed on or about [January ___], 2011 to all shareholders entitled to vote.

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Shareholders of record of the Target Fund as of the close of business on January 14, 2011 (the “Record Date”) are entitled to vote at the Meeting. The number of outstanding shares of each class of the Target Fund on December 15, 2010 can be found in Exhibit A. Each share is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held.
          Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Trust in writing at the address of the Trust set forth on the cover page of the Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person. However, if your shares are held through a broker-dealer or other financial intermediary, you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.
Quorum Requirement and Adjournment
          A quorum of shareholders is necessary to hold a valid shareholders meeting of the Target Fund. For the Target Fund, a quorum will exist if shareholders representing one-third of the outstanding shares of the Target Fund entitled to vote are present at the Meeting in person or by proxy.
          Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Agreement. Because the proposal described in this Proxy Statement/Prospectus is considered “non-routine,” under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you.
          Abstentions will count as shares present at the Meeting for purposes of establishing a quorum. If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve the Agreement are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including, among other things, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.
Vote Necessary to Approve the Agreement
          The Board has unanimously approved the Agreement, subject to shareholder approval. Provided a quorum is present at the Meeting, shareholder approval of the Agreement requires the affirmative vote of a majority of the shares cast by shareholders of the Target Fund. Abstentions are counted as present for purposes of determining quorum but are not considered shares cast at the Meeting. As a result, abstentions will not impact the outcome of the shareholder vote.
Proxy Solicitation
          The Target Fund has engaged the services of Computershare Fund Services, Inc. (“Solicitor”) to assist in the solicitation of proxies for the Meeting. Solicitor’s costs are described under the “Costs of the Reorganization” section of this Proxy Statement/Prospectus. Proxies are expected to be solicited principally by mail, but the Target Fund or Solicitor may also solicit proxies by telephone, facsimile or personal interview. The Target Fund’s officers may also solicit proxies but will not receive any additional or special compensation for any such solicitation.
          Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request. The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.

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Other Meeting Matters
          Management is not aware of any matters to be presented at the Meeting other than as discussed in this Proxy Statement/Prospectus. Under the Trust’s bylaws, business transacted at a special meeting such as the Meeting shall be limited to (i) the purpose stated in the notice and (ii) adjournment of the special meeting with regard to the stated purpose. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.
Share Ownership by Large Shareholders, Management and Trustees
          A list of the name, address and percent ownership of each person who, as of December 15, 2010, to the knowledge of the Target Fund and the Acquiring Fund, owned 5% or more of the outstanding shares of a class of the Target Fund or the Acquiring Fund, respectively, can be found at Exhibits B and C.
          Information regarding the ownership of shares of the Target Fund and the Acquiring Fund by the Trustees and executive officers of the Trust can be found at Exhibits B and C.
OTHER MATTERS
Capitalization
          The following table sets forth as of September 30, 2010, for the Reorganization, the total net assets, number of shares outstanding and net asset value per share of each class of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after it has combined with the Target Fund. The pro forma capitalization column in the table assumes that the Reorganization has taken place. The capitalizations of the Target Fund, Acquiring Fund and their classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

			Pro Forma		Acquiring Fund
	Target Fund	Acquiring Fund	Adjustments		(pro forma)
Net assets (all classes) [1]	$143,422,050	$956,849,193	$—		$1,100,271,243
Class A net assets	$117,031,462	$435,142,989	$—	[2]	$552,174,451
Class A shares outstanding	9,157,811	17,033,514	(4,577,113)[3]		21,614,212
Class A net asset value per share	$12.78	$25.55			$25.55
Class B net assets	$18,625,774	$31,360,361	$—	[2]	$49,986,135
Class B shares outstanding	1,753,021	1,453,811	(889,920)[3]		2,316,912
Class B net asset value per share	$10.62	$21.57			$21.57
Class C net assets	$7,454,985	$24,295,873	$—	[2]	$31,750,858
Class C shares outstanding	699,374	1,125,358	(354,060)[3]		1,470,672
Class C net asset value per share	$10.66	$21.59			$21.59
Class Y net assets	$309,829	$4,572,114	$—	[2]	$4,881,943
Class Y shares outstanding	23,008	178,103	(10,935)[3]		190,176
Class Y net asset value per share	$13.47	$25.67			$25.67

1.	The Target Fund and the Acquiring Fund currently have Class A, Class B, Class C and Class Y shares outstanding. The Acquiring Fund also currently offers Investor Class shares.

2.	The Adviser will bear 100% of the Reorganization expenses of the Target Fund. As a result, there are no pro forma adjustments to net assets.

3.	Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s net asset value per share.

18

Dissenters’ Rights
          If the Reorganization is approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Fund, however, have the right to redeem their shares at net asset value subject to applicable deferred sales charges and/or redemption fees (if any) until the closing date of the Reorganization. After the Reorganization, Target Fund shareholders will hold shares of the Acquiring Fund, which may also be redeemed at net asset value subject to applicable deferred sales charges and/or redemption fees (if any).
Shareholder Proposals
          The Funds do not generally hold annual meetings of shareholders. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of the Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed, shareholders of the Target Fund will become shareholders of the Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future meeting. For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.
WHERE TO FIND ADDITIONAL INFORMATION
          This Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each Fund’s registration statement, which contains the Fund’s prospectuses and related SAIs, is 811-05426.
          Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy materials, registration statements and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, D.C. 20549. Copies of such materials may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

19

EXHIBIT A

Outstanding Shares of the Target Fund
          As of December 15, 2010, there were the following number of shares outstanding of each class of the Target Fund:
          Target Fund/Share Classes
          Invesco Health Sciences Fund

Class A	[______]
Class B	[______]
Class C	[______]
Class Y	[______]

A-1

EXHIBIT B
Ownership of the Target Fund
Significant Holders
          Listed below are the name, address and percent ownership of each person who, as of December 15, 2010, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Target Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

			Number of	Percent Owned of
Name and Address	Fund	Class of Shares	Shares Owned	Record*

*	The Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
          To the best of the knowledge of the Target Fund, the ownership of shares of the Target Fund by executive officers and Trustees of the Target Fund as a group constituted less than 1% of each outstanding class of shares of the Target Fund as of December 15, 2010.

B-1

EXHIBIT C
Ownership of the Acquiring Fund
Significant Holders
          Listed below are the name, address and percent ownership of each person who, as of December 15, 2010, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Acquiring Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Acquiring Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

			Number of	Percent Owned of
Name and Address	Fund	Class of Shares	Shares Owned	Record*

*	The Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
          To the best of the knowledge of the Acquiring Fund, the ownership of shares of the Acquiring Fund by executive officers and Trustees of the Acquiring Fund as a group constituted less than 1% of each outstanding class of shares of the Acquiring Fund as of December 15, 2010.

C-1

Exhibit D
AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this ___ day of __________, 2010 by and among (i) each of the Invesco open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”) separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).
          WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and assume the liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);
          WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and
          WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).
          NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:
1.	DESCRIPTION OF THE REORGANIZATIONS
     1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.
     1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

     (a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.
     (b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(g) (collectively, “Assets”).
     (c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”
     (d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and the Target Fund will as promptly as practicable completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

     (e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.
2.	VALUATION
     2.1. With respect to each Reorganization:
     (a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees.
     (b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of each class computed on the Valuation Date using the Acquiring Fund’s valuation procedures established by the Acquiring Entity’s Board of Trustees, which are the same as the Target Fund’s valuation procedures.
     (c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.
     (d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.
3.	CLOSING AND CLOSING DATE
     3.1. Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (the “Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”).
     3.2. With respect to each Reorganization:
     (a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the

Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date.
     (b) The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.
     (c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.
     (d) The Target Entity shall direct each applicable transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
     (e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the

Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4.	REPRESENTATIONS AND WARRANTIES
     4.1. Each Target Entity, on behalf of itself or, where applicable, a Target Fund, represents and warrants to the Acquiring Entity and its corresponding Acquiring Fund as follows:
     (a) The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Amended and Restated Agreement and Declaration of Trust and by-laws (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;
     (b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;
     (c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;
     (d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;
     (f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;
     (g) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (h) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
     (i) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
     (j) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, before the Closing Date will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of Target Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date; (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such short taxable year (in each case after reduction for any capital loss carryover); and (C) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for the short taxable year;
     (k) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
     (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (m) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;
     (n) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and
     (o) The Target Fund has no unamortized or unpaid organizational fees or expenses.
     4.2. Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and its corresponding Target Fund as follows:
     (a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Agreement and Declaration of Trust, as amended (the “Agreement and Declaration of Trust”), to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;
     (b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;
     (c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;
     (d) The prospectuses and statements of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;
     (f) The financial statements of the Acquiring Fund for the Acquiring Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (g) Since the last day of the Acquiring Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
     (h) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;
     (i) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date;
     (j) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-

assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
     (k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (l) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;
     (m) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;
     (n) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
     (o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates.
5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND
     5.1. With respect to each Reorganization:
     (a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.
     (b) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     (c) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
     (d) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.
     (e) If reasonably requested by the Acquiring Fund in writing, the Target Entity will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by a Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) all FIN 48 work papers and supporting statements pertaining to a Target Fund in a Tax-Free Reorganization (the “FIN 48 Workpapers”), and (4) the tax books and records of a Target Fund in a Tax-Free Reorganization for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date.
     (f) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
     (g) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.
     (h) If reasonably requested in writing by Acquiring Fund, a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.
     (i) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code.

     (j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.
     (k) If reasonably requested in writing by Acquiring Fund, the Target Fund shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.
6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND
     6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
     (c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date; and
7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
     7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) If requested by Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) if applicable, the FIN 48 Workpapers, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and (v) a statement of earnings and profits as provided in Section 5.1(h);
     (c) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
     (d) The Target Custodian shall have delivered the certificate contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;
     (e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date; and
     (f) The Target Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income (determined without regard to any deductions for dividends paid) and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) any such undistributed investment company taxable income and net realized capital gains from any prior period to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for the short taxable year.
8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND
     With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
     8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;
     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein;
     8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;
     8.4. A registration statement on Form N-14 under the 1933 Act properly registering the Acquiring Fund shares to be issued in connection with the Reorganization shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
     8.5. The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.

9.	FEES AND EXPENSES
     9.1. Each Acquiring Fund will bear its expenses relating to the Reorganizations, which IAI has estimated to be $30,000 per Reorganization. Each Target Fund will bear its costs associated with the Reorganization, provided that the Target Fund is expected to recoup those costs within 24 months following the Reorganization as a result of reduced total annual fund operating expenses. IAI has agreed to bear the Reorganization costs of any Target Fund that does not meet the foregoing threshold based on estimates prepared by the Adviser and discussed with the Board.
10.	FINAL TAX RETURNS AND FORMS 1099 OF TARGET FUND
     10.1. After the Closing Date, except as otherwise agreed to by the parties, Target Entity shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS
     11.1. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
12.	TERMINATION
     This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.
13.	AMENDMENTS
     This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.
14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
     14.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
     14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

     14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
     14.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.
     14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the Target Entity or the Agreement and Declaration of Trust of the Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Invesco Advisers, Inc.

By:

Name:
Title:
AIM Counselor Series Trust (Invesco Counselor Series Trust), AIM Equity Funds (Invesco Equity Funds), AIM Funds Group (Invesco Funds Group), AIM Growth Series (Invesco Growth Series), AIM International Mutual funds (Invesco International Mutual Funds), AIM Investment Funds (Invesco Investment Funds), AIM Investment Securities Funds (Invesco Investment Securities Funds), AIM Sector Funds (Invesco Sector Funds) and AIM Variable Insurance Funds (Invesco Variable Insurance Funds), each on behalf of its respective series identified on Exhibit A hereto

By:

Name:
Title:

EXHIBIT A
CHART OF REORGANIZATIONS

Acquiring Fund (and share classes) and	Corresponding Target Fund (and share
Acquiring Entity	classes) and Target Entity

Schedule 1.2(c)
Excluded Liabilities
None

Schedule 8.6
Tax Opinions
     (i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
     (ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code, except that Target Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.
     (iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.
     (iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.
     (v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
     (vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.
     (vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.
     (viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
     (ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor,

provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.
     (x) For purposes of Section 381 of the Code, either: (i) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder; or (ii) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code as if there had been no Reorganization.

EXHIBIT E
FINANCIAL HIGHLIGHTS
Financial Highlights Information
          The financial highlights tables are intended to help you understand the Acquiring Fund’s and the Target Fund’s financial performance for the past five fiscal years and are included in the respective Acquiring Fund’s and Target Fund’s prospectuses, which are each incorporated herein by reference. The Acquiring Fund’s prospectus also accompanies this Proxy Statement/Prospectus. The financial highlights table below provides additional information for the most recent six-month semi-annual reporting period for the Acquiring Fund. The information is unaudited. The Acquiring Fund’s fiscal year end is October 31 and, accordingly, the Acquiring Fund’s financial highlights table below contains information for the six-month period ended April 30, 2010.
Acquiring Fund — Invesco Global Health Care Fund
The following schedule presents financial highlights for a share of the Acquiring Fund outstanding for the period indicated.

										Ratio of expenses		Ratio of expenses
									Net assets,	to average net		to average net		Ratio of net
	Net asset			Net gains (losses)					end of	assets with fee		assets without		investment
	value,	Net		on securities	Total from	Dividends	Net asset		period	waivers and/or		fee waivers		income (loss)
	beginning of	investment		(both realized	investment	from net	value, end	Total	(000s	expenses		and/or expenses		to average		Portfolio
	period	income (loss)		and unrealized)	operations	realized gains	of period(a)	Return(b)	omitted)	absorbed		absorbed		net assets		Turnover(c)
Class A
Six months ended 04/30/10	$23.20	$(0.01	)(d)	$2.93	$2.92	$—	$26.12	12.59%	$470,338	1.22	%(e)	1.22	%(e)	(0.06	)%(e)	5%
Class B
Six months ended 04/30/10	19.72	(0.09	)(d)	2.49	2.40	—	22.12	12.17	39,112	1.97	(e)	1.97	(e)	(0.81	)(e)	5
Class C
Six months ended 04/30/10	19.74	(0.09	)(d)	2.49	2.40	—	22.14	12.16	27,496	1.97	(e)	1.97	(e)	(0.81	)(e)	5
Class Y
Six months ended 04/30/10	23.26	0.02	(d)	2.94	2.96	—	26.22	12.73	4,958	0.97	(e)	0.97	(e)	0.19	(e)	5
Investor Class
Six months ended 04/30/10	23.20	(0.01	)(d)	2.93	2.92	—	26.12	12.59	491,090	1.22	(e)	1.22	(e)	(0.06	)(e)	5

(a)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)	Calculated using average shares outstanding.

(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $466,390, $46,889, $27,211, $3,348 and $496,650 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.

D-2

Part B
STATEMENT OF ADDITIONAL INFORMATION
[          ], 2011
To the
Registration Statement on Form N-14 Filed by:
AIM Investment Funds (Invesco Investment Funds)
On behalf of Invesco Balanced-Risk Commodity Strategy Fund, Invesco Developing Markets Fund,
Invesco Global Health Care Fund and Invesco Pacific Growth Fund
11 Greenway Plaza, Suite 2500
Houston, Texas 77046-1173
(800) 959-4246
Relating to the Special Meeting of Shareholders of Invesco Commodity Strategy Fund, Invesco Van
Kampen Emerging Markets Fund, Invesco Health Sciences Fund and Invesco Japan Fund, each to be held on April 14, 2011.
This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus of the Invesco Commodity Strategy Fund, Invesco Van Kampen Emerging Markets Fund, Invesco Health Sciences Fund and Invesco Japan Fund, each dated [          ], 2011, relating specifically to the Special Meetings of Shareholders of such “Target Funds” to be held on April 14, 2011 (the “Proxy Statement/Prospectuses”). Copies of the Proxy Statement/Prospectuses may be obtained at no charge by writing to Invesco Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739, or by calling (800) 959-4246. You can also access this information at www.invesco.com/us.

General Information
This Statement of Additional Information relates to the (a) the proposed acquisition of all of the assets and assumption of all of the liabilities of each “Target Fund,” as identified below, by the corresponding “Acquiring Fund” in exchange for shares of the corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund in complete liquidation of the Target Fund; and (c) the termination of the Target Fund. Further information is included in the Proxy Statement/Prospectuses and in the documents, listed below, that are incorporated by reference into this Statement of Additional Information. Each Acquiring Fund and each Target Fund is a series of AIM Investment Funds (Invesco Investment Funds).

Target Fund	Acquiring Fund
Invesco Commodities Strategy Fund	Invesco Balanced-Risk Commodity Strategy Fund
Invesco Van Kampen Emerging Markets Fund	Invesco Developing Markets Fund
Invesco Health Sciences Fund	Invesco Global Health Care Fund
Invesco Japan Fund	Invesco Pacific Growth Fund
Incorporation of Documents by Reference into the Statement of Additional Information
Because Invesco Balanced-Risk Commodity Strategy Fund was newly created, it has not published an annual or semi-annual report to shareholders.
This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:
1.	Statement of Additional Information dated [December 22, 2010], for AIM Investment Funds (Invesco Investment Funds) with respect to Invesco Pacific Growth Fund (filed via EDGAR on [October 21, 2010], Accession No. 0000950123-10-[094931]). [To be updated to 485(b) filing.]

2.	Statement of Additional Information dated November 10, 2010, for AIM Investment Funds (Invesco Investment Funds) with respect to Invesco Commodities Strategy Fund, Invesco Van Kampen Emerging Markets Fund, Invesco Health Sciences Fund and Invesco Pacific Growth Fund (filed via EDGAR on November 9, 2010, Accession No. 0000950123-10-102692).

3.	Statement of Additional Information dated [November 29, 2010] for AIM Investment Funds (Invesco Investment Funds) with respect to Invesco Japan Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Developing Markets Fund and Invesco Global Health Care Fund (filed via EDGAR on [July 16, 2010], Accession No. 0000950123-10-[065981]). [To be updated to 485(b) filing.]

4.	Statement of Additional Information dated March 11, 2010, for AIM Investment Funds (Invesco Investment Funds) with respect to Invesco Developing Markets Fund, Invesco Global Health Care Fund and Invesco Japan Fund (filed via EDGAR on March 10, 2010, Accession No. 0000950123-10-023159) (“SAI I”).

5.	Supplement dated March 30, 2010 to SAI I (filed via EDGAR on March 30, 2010, Accession No. 0000950123-10-029932).

6.	Supplement dated April 6, 2010 to SAI I (filed via EDGAR on April 6, 2010, Accession No. 0000950123-10-032499).

7.	Supplement dated April 30, 2010 to SAI I (filed via EDGAR on April 30, 2010, Accession No. 0000950123-10-041445).

8.	Supplement dated June 15, 2010 to SAI I (filed via EDGAR on June 15, 2010, Accession No. 0000950123-10-058314).

9.	Supplement dated June 23, 2010 to SAI I (filed via EDGAR on June 23, 2010, Accession No. 0000950123-10-060211).

10.	Supplement dated June 30, 2010 to SAI I (filed via EDGAR on June 30, 2010, Accession No. 0000950123-10-062864).

11.	The audited financial statements and related report of the independent public accounting firm included in the AIM Investment Funds (Invesco Investment Funds’) Annual Report to Shareholders for the fiscal year ended June 30, 2010, with respect to Invesco Van Kampen

1

Emerging Markets Fund (filed via EDGAR on September 3, 2010, Accession No. 0000950123-10-083880).

12.	The audited financial statements and related report of the independent public accounting firm included in the AIM Investment Funds (Invesco Investment Funds) Annual Report to Shareholders for the fiscal year ended July 31, 2010, with respect to Invesco Commodities Strategy Fund and Invesco Health Sciences Fund (filed via EDGAR on October 8, 2010, Accession No. 0000950123-10-092226).

13.	The unaudited financial statements included in the AIM Investment Funds (Invesco Investment Funds) Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2010, with respect to Invesco Developing Markets Fund, Invesco Global Health Care Fund and Invesco Japan Fund (filed via EDGAR on July 8, 2010, Accession No. 0000950123-10-064234).

14.	The audited financial statements and related report of the independent public accounting firm included in the AIM Investment Funds (Invesco Investment Funds) Annual Report to Shareholders for the fiscal year ended October 31, 2010, with respect to Invesco Developing Markets Fund, Invesco Global Health Care Fund and Invesco Japan Fund (filed via EDGAR on January 7, 2010, Accession No. 0000950123-10-000899).

15.	The unaudited financial statements included in the AIM Investment Funds (Invesco Investment Funds) Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2010, with respect to the predecessor fund of Invesco Pacific Growth Fund (filed via EDGAR on July 9, 2010, Accession No. 0001104659-10-037466).

16.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley Pacific Growth Fund Inc. Annual Report to Shareholders for the fiscal year ended October 31, 2009, with respect to the predecessor fund of Invesco Pacific Growth Fund (filed via EDGAR on January 11, 2010, Accession No. 0001104659-10-001148).
Pro Forma Financial Information

2

Pro Forma Financial Information
Invesco Van Kampen Emerging Markets Fund into Invesco Developing Markets
Fund
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended April 30, 2010. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganization
Note 1 — Reorganization
The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table.

12 Month
Target Fund	Acquiring Fund	Period Ended
Invesco Van Kampen Emerging Markets Fund	Invesco Developing Markets Fund	April 30, 2010
Basis of Pro Forma
The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Class A	8,866,404	Class A
Class B	1,486,122	Class B
Class C	1,875,873	Class C
Class Y	1,197,327	Class Y
Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 — Net Assets
The table below shows the net assets of the Target Fund and the Acquiring Fund and Pro Forma combined net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Van Kampen Emerging Markets Fund (Target Fund)	$388,338,606	April 30, 2010
Invesco Developing Markets Fund (Acquiring Fund)	1,411,040,740	April 30, 2010
Invesco Developing Markets Fund (Pro Forma Combined)	1,798,929,346	April 30, 2010
Pro Forma combined net assets have been adjusted for the Target Fund’s expenses expected to be incurred in connection with the reorganization.
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Increase (decrease)
Expense Category	in expense
Advisory fees (1)	$(1,405,198)
Administrative services fees (2)	(17,024)
Professional fees (3)	(47,239)
Trustees’ and officers fees and benefits (4)	(14,600)
Fee waiver and/or expense reimbursements (1)	(188,829)

(1)	Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses through at least June 30, 2012 as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser has contractually agreed through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 2.10%, 2.85%, 2.85%, 1.85% and 1.85% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

(2)	Administrative services fees were adjusted to eliminate the duplicative costs of administering two funds pursuant to the master administrative services agreement for the Target Fund and the Acquiring Fund.

(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(4)	Trustees’ and officer’s fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
Note 4 — Reorganization Costs
The Target Fund is expected to incur an estimated $450,000 in reorganization costs and will bear 100% of these costs. These costs represent the estimated non recurring expense of the Target Fund carrying out their obligations under the Reorganization and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed reorganizations. The Acquiring Fund is expected to incur approximately $30,000 of expenses in connection with the Reorganization and will bear all of these costs and expenses.
Note 5 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure, and policies/restrictions of the Acquiring Fund.
Note 6 — Capital Loss Carryforward
At June 30, 2010 the Target Fund had a capital loss carryforward of approximately $174,271,188. At October 31, 2009 the Acquiring Fund had a capital loss carryforward of approximately $49,932,453. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Pro Forma Financial Information
Invesco Health Sciences Fund into Invesco Global Health Care Fund
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended April 30, 2010. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganization
Note 1 — Reorganization
The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table.

12 Month
Target Fund	Acquiring Fund	Period Ended
Invesco Health Sciences Fund	Invesco Global Health Care Fund	April 30, 2010
Basis of Pro Forma
The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Class A	4,580,698	Class A
Class B	1,142,184	Class B
Class C	345,314	Class C
Class Y	11,867	Class Y
Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.
Note 2 — Net Assets
The table below shows the net assets of the Target Fund and the Acquiring Fund and Pro Forma combined net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Health Sciences Fund (Target Fund)	$157,693,822	April 30, 2010
Invesco Global Health Care Fund (Acquiring Fund)	1,032,995,418	April 30, 2010
Invesco Global Health Care Fund (Pro Forma Combined)	1,190,689,240	April 30, 2010

Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Increase (decrease) in
Expense Category	expense
Advisory fees (1)	$(605,029)
Administrative services fees (2)	(93,291)
Professional fees (3)	(47,239)
Trustees’ and officers fees and benefits (4)	(14,600)

(1)	Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets. Upon closing of the Reorganization, Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”) has contractually agreed through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Investor Class shares to 1.65%, 2.40%, 2.40%, 1.40% and 1.65% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

(2)	Administrative services fees were adjusted to eliminate the duplicative costs of administering two funds pursuant to the master administrative services agreement for the Target Fund and the Acquiring Fund.

(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(4)	Trustees’ and officer’s fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.
No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
Note 4 — Reorganization Costs
The Target Fund is expected to incur an estimated $170,000 in Reorganization costs. These costs represent the estimated non recurring expense of the Target Fund carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. Invesco will bear 100% of these costs for the Target Fund. The Acquiring Fund is expected to incur approximately $30,000 of expenses in connection with the Reorganization and will bear 100% of these costs and expenses. The pro forma financial information has not been adjusted for any costs related to the Reorganization.
Note 5 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure, and policies/restrictions of the Acquiring Fund.

Note 6 — Capital Loss Carryforward
At July 31, 2010, the Target Fund did not have a capital loss carryforward. At October 31, 2009, the Acquiring Fund had a capital loss carryforward of approximately $77,715,068. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

PART C
OTHER INFORMATION

Item 15.	Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference. See Item 16(1) and (2) below. Under the Amended and Restated Agreement and Declaration of Trust, effective as of September 14, 2005, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Bylaws and other applicable law; and (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with a $80,000,000 limit of liability (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (“Invesco”) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco to any series of the Registrant shall not automatically impart liability on the part of Invesco to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 9 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the “Sub-Advisory Contract”) between Invesco Advisers, Inc. on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (each a “Sub-Adviser,” collectively the “Sub-Advisers”) provides that the Sub-adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-adviser in the performance by the Sub-adviser of its duties or from reckless disregard by the Sub-adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act will be governed by final adjudication of such issue.

Item 16.		Exhibits

(1)	—	(a) Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 75 on Form N-1A, filed on December 15, 2005.

	—	(b) Amendment No. 1, dated January 9, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 76 on Form N-1A, filed on January 13, 2006.

	—	(c) Amendment No. 2, dated May 24, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 79 on Form N-1A, filed on December 20, 2006.

	—	(d) Amendment No. 3, dated July 5, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 79 on Form N-1A, filed on December 20, 2006.

	—	(e) Amendment No. 4, dated February 28, 2007, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 80 on Form N-1A, filed on February 23, 2007.

—	(f) Amendment No. 5, dated May 1, 2008, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on September 22, 2008.

—	(g) Amendment No. 6, dated June 19, 2008, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on September 22, 2008.

—	(h) Amendment No. 7, dated January 22, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 86 on Form N-1A, filed on May 29, 2009.

—	(i) Amendment No. 8, dated April 14, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 86 on Form N-1A, filed on May 29, 2009.

—	(j) Amendment No. 9, dated November 12, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 87 on Form N-1A, filed on November 25, 2009.

—	(k) Amendment No. 10, dated February 12, 2010, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on February 26, 2010.

—	(l) Amendment No. 11, dated April 30, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005, incorporated by reference to Registrant’s PEA No. 93 on Form N-1A filed on March, 10, 2010.

—	(m) Amendment No. 12, dated March 12, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005, incorporated by reference to Registrant’s PEA No. 94 on Form N-1A filed on March 24, 2010.

—	(n) Amendment No. 13, dated June 15, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005, incorporated by reference to Registrant’s PEA No. 97 on Form N-1A filed on July 16, 2010.

—	(o) Amendment No. 14, dated June 16, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005, incorporated by reference to Registrant’s PEA No. 97 on Form N-1A filed on July 16, 2010.

—	(p) Amendment No. 15, dated July 16, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005, incorporated by reference to Registrant’s PEA No. 97 on Form N-1A filed on July 16, 2010.

2	—	(a) Amended and Restated By-Laws of Registrant, adopted effective September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 75 on Form N-1A, filed on December 15, 2005.

	—	(b) Amendment to Amended and Restated By-Laws of Registrant, adopted effective August 1, 2006, incorporated herein by reference to Registrant’s PEA No. 79 on Form N-1A, filed on December 20, 2006.

	—	(c) Amendment No. 2, to Amended and Restated Bylaws of Registrant, adopted effective March 23, 2007, incorporated herein by reference to Registrant’s PEA No. 81 on Form N-1A, filed on February 8, 2008.

	—	(d) Amendment No. 3, to Amended and Restated Bylaws of Registrant, adopted effective January 1, 2008, incorporated herein by reference to Registrant’s PEA No. 81 on Form N-1A, filed on February 8, 2008.

	—	(e) Amendment No. 4, to Amended and Restated Bylaws of Registrant, adopted effective April 30, 2010, incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on June 11, 2010.

3	—	Voting Trust Agreements — None.

4	—	Form of Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, is attached to each Proxy Statement Prospectus contained in this Registration Statement.

5	—	Articles II, VI, VII, VIII and IX of Registrant’s Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated Bylaws, define rights of holders of shares.

6(a)	—	(1) Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 59 on Form N-1A, filed on February 28, 2001.

	—	(2) Amendment No. 1, dated September 1, 2001, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 60 on Form N-1A, filed on October 15, 2001.

	—	(3) Amendment No. 2, dated December 28, 2001, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 61 on Form N-1A, filed on January 30, 2002.

	—	(4) Amendment No. 3, dated July 1, 2002, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 62 on Form N-1A, filed on August 14, 2002.

	—	(5) Amendment No. 4, dated September 23, 2002, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 63 on Form N-1A, filed on February 20, 2003.

—	(6) Amendment No. 5, dated November 1, 2002, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 63 on Form N-1A, filed on February 20, 2003.

—	(7) Amendment No. 6, dated February 28, 2003, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 63 on Form N-1A, filed on February 20, 2003.

—	(8) Amendment No. 7, dated June 23, 2003, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 64 on Form N-1A, filed on August 20, 2003.

—	(9) Amendment No. 8, dated November 3, 2003, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on February 25, 2004.

—	(10) Amendment No. 9, dated November 24, 2003, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on August 31, 2004.

—	(11) Amendment No. 10, dated July 18, 2005, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 74 on Form N-1A, filed on August 24, 2005.

—	(12) Form of Amendment No. 11, dated March 31, 2006, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 76 on Form N-1A, filed on January 13, 2006.

—	(13) Amendment No. 12, dated February 28, 2007, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 81 on Form N-1A, filed on February 8, 2008.

—	(14) Amendment No. 13, dated July 1, 2007, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 81 on Form N-1A, filed on February 8, 2008.

—	(15) Amendment No. 14, dated May 29, 2009, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 86 on Form N-1A, filed on May 29, 2009.

—	(16) Amendment No. 15, dated January 1, 2010, to the Master Investment Advisory Agreement dated September 11, 2000; between the Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 90 on Form N-1A, filed on February 12, 2010.

	—	(17) Amendment No. 16 dated February 12, 2010, to the Master Investment Advisory Agreement dated September 11, 2000; between the Registrant and Invesco Advisers, Inc., incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on February 26, 2010.

	—	(18) Amendment No. 17 dated April 30, 2010, to the Master Investment Advisory Agreement dated September 11, 2000; between the Registrant and Invesco Advisers, Inc., incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on June 11, 2010.

	—	(19) Amendment No. 18 dated June 14, 2010, to the Master Investment Advisory Agreement dated September 11, 2000; between the Registrant and Invesco Advisers, Inc., incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on June 11, 2010.

	—	(20) Amendment No. 19 dated June 16 2010, to the Master Investment Advisory Agreement dated September 11, 2000; between the Registrant and Invesco Advisers, Inc., incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on July 16, 2010.

(b)	—	(1) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on September 22, 2008.

	—	(2) Amendment No. 1, dated May 29, 2009, to Master Intergroup Sub-Advisory Contract for Mutual Funds between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Registrant’s PEA No. 90 on Form N-1A, filed on February 12, 2010.

	—	(3) Amendment No. 2, dated January 1, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds between Invesco Advisers, Inc., as successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Registrant’s PEA No. 90 on Form N-1A, filed on February 12, 2010.

	—	(4) Amendment No. 3, dated February 12, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds between Invesco Advisers, Inc., successor by merger to Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong

Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on February 26, 2010.

	—	(5) Amendment No. 4, dated April 30, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds between Invesco Advisers, Inc., successor by merger to Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on June 11, 2010.

	—	(6) Amendment No. 5, dated June 14 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds between Invesco Advisers, Inc., successor by merger to Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on July 16, 2010.

7(a)	—	(1) First Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, and as subsequently amended and as restated September 20, 2006, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 79 on Form N-1A, filed on December 20, 2006.

	—	(2) Amendment No. 1, dated December 8, 2006, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 80 on Form N-1A, filed on February 23, 2007.

	—	(3) Amendment No. 2, dated January 31, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 80 on Form N-1A, filed on February 23, 2007.

	—	(4) Amendment No. 3, dated February 28, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 81 on Form N-1A, filed on February 8, 2008.

	—	(5) Amendment No. 4, dated March 9, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 81 on Form N-1A, filed on February 8, 2008.

	—	(6) Amendment No. 5, dated April 23, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 81 on Form N-1A, filed on February 8, 2008.

—	(7) Amendment No. 6, dated September 28, 2007, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 81 on Form N-1A, filed on February 8, 2008.

—	(8) Amendment No. 7, dated December 20, 2007, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 81 on Form N-1A, filed on February 8, 2008.

—	(9) Amendment No. 8, dated April 28, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc., formerly A I M Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on September 22, 2008.

—	(10) Amendment No. 9, dated April 30, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on September 22, 2008.

—	(11) Amendment No. 10, dated May 1, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on September 22, 2008.

—	(12) Amendment No. 11, dated July 24, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on September 22, 2008.

—	(13) Amendment No. 12, dated October 3, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 84 on Form N-1A, filed on February 25, 2009.

—	(14) Amendment No. 13, dated May 29, 2009, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 86 on Form N-1A, filed on May 29, 2009.

—	(15) Amendment No. 14, dated June 2, 2009 to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B and Class B5 shares), and Invesco Aim Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on February 26, 2010.

—	(16) Amendment No. 15, dated July 14, 2009 to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B and Class B5 shares), and Invesco Aim Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on February 26, 2010.

—	(17) Amendment No. 16, dated September 25, 2009 to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B and Class B5 shares), and Invesco Aim Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on February 26, 2010.

—	(18) Amendment No. 17, dated November 4, 2009 to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B and Class B5 shares), and Invesco Aim Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on February 26, 2010.

—	(19) Amendment No. 18, dated February 1, 2010 to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B and Class B5 shares), and Invesco Aim Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on February 26, 2010.

—	(20) Amendment No. 19, dated February 12, 2010 to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B and Class B5 shares), and Invesco Aim Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on February 26, 2010.

—	(21) Amendment No. 20, dated February 12, 2010 to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B and Class B5 shares), and Invesco Aim Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on February 26, 2010.

—	(22) Amendment No. 21, dated April 30, 2010 to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B and Class B5 shares), and Invesco Distributors, Inc.

incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on June 11, 2010.

	—	(23) Amendment No. 22, dated June 14, 2010 to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B and Class B5 shares), and Invesco Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on July 16, 2010.

(b)	—	(1) Second Restated Master Distribution Agreement (Class B and Class B5) dated August 18, 2003, as subsequently amended and restated September 20, 2006, and May 4, 2010 between Registrant and Invesco Distributors, Inc incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on June 11, 2010.

	—	(2) Amendment No. 1, dated June 1, 2010, to the Second Restated Master Distribution Agreement (Class B and B5 shares), incorporated herein by reference to Registrant’s PEA No. 98 on Form N-1A, filed on July 26, 2010.

	—	(3) Amendment No. 2, dated June 14, 2010, to the Second Restated Master Distribution Agreement (Class B and B5 shares), incorporated herein by reference to Registrant’s PEA No. 98 on Form N-1A, filed on July 26, 2010.

(c)	—	Form of Selected Dealer Agreement between Invesco Aim Distributors, Inc. and selected dealers, incorporated herein by reference to Registrant’s PEA No. 84 on Form N-1A, filed on February 25, 2009.

(d)	—	Form of Bank Selling Group Agreement between Invesco Aim Distributors, Inc. and banks, incorporated herein by reference to Registrant’s PEA No. 84 on Form N-1A, filed on February 25, 2009.

8 (a)	—	Form of AIM Funds Retirement Plan for Eligible Directors/Trustees, as amended and restated as of January 1, 2008, incorporated herein by reference to Registrant’s PEA No. 84 on Form N-1A, filed on February 25, 2009.

(b)	—	Form of Invesco Funds Trustee Deferred Compensation Agreement, as amended June 16, 2010, is filed herewith.

9 (a)	—	Amended and Restated Master Custodian Contract, dated June 1, 2010, between Registrant and State Street Bank and Trust Company, incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on July 16, 2010.

(b)	—	Subcustodian Agreement, dated January 20, 1993, between State Street Bank and Trust Company and The Bank of New York, incorporated herein by reference to Registrant’s PEA No. 61 on Form N-1A, filed on January 30, 2002.

10 (a)	—	(1) First Restated Master Distribution Plan (Class A Shares), effective as of August 18, 2003, and as restated September 20, 2006, incorporated herein by reference to Registrant’s PEA No. 79 on Form N-1A, filed on December 20, 2006.

	—	(2) Amendment No. 1, dated January 31, 2007, to the Registrant’s First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 81 on Form N-1A, filed on February 8, 2008.

—	(3) Amendment No. 2, dated February 28, 2007, to the Registrant’s First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 81 on Form N-1A, filed on February 8, 2008.

—	(4) Amendment No. 3, dated March 9, 2007, to the Registrant’s First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 81 on Form N-1A, filed on February 8, 2008.

—	(5) Amendment No. 4, dated April 23, 2007, to the Registrant’s First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 81 on Form N-1A, filed on February 8, 2008.

—	(6) Amendment No. 5, dated April 30, 2008, to the Registrant’s First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on September 22, 2008.

—	(7) Amendment No. 6, dated May 1, 2008, to the Registrant’s First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on September 22, 2008.

—	(8) Amendment No. 7, dated July 24, 2008, to the Registrant’s First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on September 22, 2008.

—	(9) Amendment No. 8, dated May 29, 2009, to the Registrant’s First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 86 on Form N-1A, filed on May 29, 2009.

—	(10) Amendment No. 9 dated June 2, 2009, to the Registrant’s First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on February 26, 2010.

—	(11) Amendment No. 10, dated July 1, 2009, to the Registrant’s First Restated master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on February 26, 2010.

—	(12) Amendment No. 11, dated November 4, 2009, to the Registrant’s First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on February 26, 2010.

—	(13) Amendment No. 12, dated February 1, 2010, to the Registrant’s First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on February 26, 2010.

—	(14) Amendment No. 13, dated February 12, 2010, to the Registrant’s First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on February 26, 2010.

—	(15) Amendment No. 14, dated April 30, 2010, to the Registrant’s First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on June 11, 2010.

	—	(16) Amendment No. 15, dated May 5, 2010, to the Registrant’s First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on June 11, 2010.

	—	(17) Amendment No. 16, dated June 14, 2010, to the Registrant’s First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on June 11, 2010.

(b)	—	(1) First Restated Master Distribution Plan (Class B Shares) (Securitization Feature), effective as of August 18, 2003, and as restated September 20, 2006, incorporated herein by reference to Registrant’s PEA No. 79 on Form N-1A, filed on December 20, 2006.

	—	(2) Amendment No. 1, dated January 31, 2007, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature) incorporated herein by reference to Registrant’s PEA No. 80 on Form N-1A, filed on February 23, 2007.

	—	(3) Amendment No. 2, dated February 28, 2007, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 81 on Form N-1A, filed on February 8, 2008.

	—	(4) Amendment No. 3, dated March 9, 2007, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 81 on Form N-1A, filed on February 8, 2008.

	—	(5) Amendment No. 4, dated April 23, 2007, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 81 on Form N-1A, filed on February 8, 2008.

	—	(6) Amendment No. 5, dated April 30, 2008, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on September 22, 2008.

	—	(7) Amendment No. 6, dated May 1, 2008, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on September 22, 2008.

	—	(8) Amendment No. 7, dated July 24, 2008, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on September 22, 2008.

	—	(9) Amendment No. 8, dated May 29, 2009, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 86 on Form N-1A, filed on May 29, 2009.

	—	(10) Amendment No. 9, dated June 2, 2009 to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on February 26, 2010.

	—	(11) Amendment No. 10, dated July 1, 2009 to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on February 26, 2010.

	—	(12) Amendment No. 11, dated November 4, 2009 to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on February 26, 2010.

	—	(13) Amendment No. 12, dated February 12, 2010 to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on February 26, 2010.

	—	(14) Amendment No. 13, dated April 30, 2010 to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on June 11, 2010.

	—	(15) Amendment No. 14, dated May 4, 2010 to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on June 11, 2010.

	—	(16) Amendment No. 15, dated June 14, 2010 to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on June 11, 2010.

(c)	—	(1) First Restated Master Distribution Plan (Class C Shares), effective as of August 18, 2003, and as restated September 20, 2006, incorporated herein by reference to Registrant’s PEA No. 79 on Form N-1A, filed on December 20, 2006.

	—	(2) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan between Registrant (Class C shares) and A I M Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 80 on Form N-1A, filed on February 23, 2007.

	—	(3) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Plan between Registrant (Class C shares) and A I M Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 81 on Form N-1A, filed on February 8, 2008.

	—	(4) Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Plan between Registrant (Class C shares) and A I M Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 81 on Form N-1A, filed on February 8, 2008.

—	(5) Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Plan between Registrant (Class C shares) and A I M Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 81 on Form N-1A, filed on February 8, 2008.

—	(6) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan between Registrant (Class C shares) and A I M Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on September 22, 2008.

—	(7) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan between Registrant (Class C shares) and A I M Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on September 22, 2008.

—	(8) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan between Registrant (Class C shares) and A I M Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on September 22, 2008.

—	(9) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan between Registrant (Class C shares) and Invesco Aim Distributors, Inc. formerly known as A I M Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 86 on Form N-1A, filed on May 29, 2009.

—	(10) Amendment No. 9, dated June 6, 2009, to the First Restated Master Distribution Plan between Registrant (Class C shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on February 26, 2010.

—	(11) Amendment No. 10, dated July 1, 2009, to the First Restated Master Distribution Plan between Registrant (Class C shares) and Invesco Aim Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on February 26, 2010.

—	(12) Amendment No. 11, dated February 12, 2010, to the First Restated Master Distribution Plan between Registrant (Class C shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on February 26, 2010.

—	(13) Amendment No. 12, dated February 12, 2010, to the First Restated Master Distribution Plan between Registrant (Class C shares) and Invesco Aim Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on February 26, 2010.

—	(14) Amendment No. 13, dated April 30, 2010, to the First Restated Master Distribution Plan between Registrant (Class C shares) and Invesco Distributors, Inc., (formerly known as Invesco Aim Distributors, Inc.) incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on June 11, 2010.

—	(15) Amendment No. 14, dated May 4, 2010, to the First Restated Master Distribution Plan between Registrant (Class C shares) and Invesco Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on June 11, 2010.

	—	(16) Amendment No. 15, dated June 14, 2010, to the First Restated Master Distribution Plan between Registrant (Class C shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on June 11, 2010.

(d)	—	(1) First Restated Master Distribution Plan (Class R shares), effective as of August 18, 2003, and as restated September 20, 2006, incorporated herein by reference to Registrant’s PEA No. 79 on Form N-1A, filed on December 20, 2006.

	—	(2) Amendment No. 1, dated January 31, 2007, to the Registrant’s First Restated Master Distribution Plan (Class R shares) incorporated herein by reference to Registrant’s PEA No. 80 on Form N-1A, filed on February 23, 2007.

	—	(3) Amendment No. 2, dated February 28, 2007, to the Registrant’s First Restated Master Distribution Plan (Class R shares) incorporated herein by reference to Registrant’s PEA No. 81 on Form N-1A, filed on February 8, 2008.

	—	(4) Amendment No. 3, dated April 30, 2008, to the Registrant’s First Restated Master Distribution Plan (Class R shares) incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on September 22, 2008.

	—	(5) Amendment No. 4, dated May 29, 2009, to the Registrant’s First Restated Master Distribution Plan (Class R shares) incorporated herein by reference to Registrant’s PEA No. 86 on Form N-1A, filed on May 29, 2009.

	—	(6) Amendment No. 5, dated June 2, 2009, to the Registrant’s First Restated Master Distribution Plan (Class R shares) incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on February 26, 2010.

	—	(7) Amendment No. 6, dated July 1, 2009, to the Registrant’s First Restated Master Distribution Plan (Class R shares) incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on February 26, 2010.

	—	(8) Amendment No. 7, dated November 4, 2009, to the Registrant’s First Restated Master Distribution Plan (Class R shares) incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on February 26, 2010.

	—	(9) Amendment No. 8, dated April 30, 2009, to the Registrant’s First Restated Master Distribution Plan (Class R shares) incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on June 11, 2010.

	—	(10) Amendment No. 9, dated June 14, 2009, to the Registrant’s First Restated Master Distribution Plan (Class R shares) incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on June 11, 2010.

(e)	—	(1) First Restated Master Distribution Plan (Compensation) (Investor Class Shares) effective July 1, 2004, and as restated September 20, 2006, incorporated herein by reference to Registrant’s PEA No. 79 on Form N-1A, filed on December 20, 2006.

	—	(2) Amendment No. 1, dated December 20, 2007, to the Registrant’s First Restated Master Distribution Plan (Compensation) (Investor Class Shares), and as restated September 20, 2006, incorporated herein by reference to Registrant’s PEA No. 81 on Form N-1A, filed on February 8, 2008.

	—	(3) Amendment No. 2, dated April 28, 2008, to the Registrant’s First Restated Master Distribution Plan (Compensation) (Investor Class Shares), and as restated September 20, 2006, incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on September 22, 2008.

	—	(4) Amendment No. 3, dated April 30, 2010, to the Registrant’s First Restated Master Distribution Plan (Compensation) (Investor Class Shares), and as restated September 20, 2006, incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on June 11, 2010.

(f)	—	(1) Plan of Distribution Pursuant to Rule 12b-1, dated February 12, 2010 (Class A, Class B, and Class C Shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on June 11, 2010.

	—	(2) Amendment No. 1 dated April 30, 2010, to Plan of Distribution Pursuant to Rule 12b-1 (Class A, Class B, and Class C Shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on June 11, 2010.

	—	(3) Amendment No. 2 dated May 4, 2010, to Plan of Distribution Pursuant to Rule 12b-1 (Class A, Class B, and Class C Shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on June 11, 2010.

(g)	—	(1) Plan of Distribution (Class R Shares)(Reimbursement), incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on June 11, 2010.

	—	(2) Amendment No. 1, dated April 30, 2010, to Plan of Distribution (Class R Shares) (Reimbursement) incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on June 11, 2010.

(h)	—	(1) Shareholder Service Plan, dated February 12, 2010 (Class R Shares) (Reimbursement) incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on June 11, 2010.

	—	(2) Amendment No. 1 dated April 30, 2010, to Shareholder Service Plan, effective February 12, 2010 (Class R Shares) (Reimbursement) incorporated herein by reference to Registrant’s PEA No. 101 on Form N-1A, filed on October 21, 2010.

(i)	—	(1) Amended and Restated Plan of Distribution Pursuant to Rule 12b-1, effective February 12, 2010, as amended February 12, 2010 (Class A, Class A5, Class B, Class B5, Class C, Class C5, Class R and Class R5 Shares)(Reimbursement), incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on June 11, 2010.

	—	(2) Amendment No. 1, dated April 30, 2010, to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 (Class A, Class A5, Class B, Class B5, Class C, Class C5, Class R and Class R5 Shares)(Reimbursement) incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on June 11, 2010.

(j)	—	(1) Service Plan dated February 12, 2010 (Class A, A5, B, B5, C, C5, R and R5 Shares)(Reimbursement) incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on June 11, 2010.

	—	(2) Amendment No. 1 to the Service Plan dated April 30, 2010 (Class A, A5, B, B5, C, C5, R and R5 Shares)(Reimbursement) incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on July 26, 2010.

(k)	—	Master Related Agreement to First Restated Master Distribution Plan (Class A Shares) incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on September 22, 2008.

(l)	—	Master Related Agreement to First Restated Master Distribution Plan (Class C Shares) incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on September 22, 2008.

(m)	—	Master Related Agreement to First Restated Master Distribution Plan (Class R Shares) incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on September 22, 2008.

(n)	—	Master Related Agreement to First Restated Master Distribution Plan (Compensation) (Investor Class Shares) incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on September 22, 2008.

(o)	—	Form of Shareholder Service Plan (Class R Shares)(Reimbursement,) incorporated herein by reference to Registrant’s PEA No. 90 on Form N-1A, filed on February 12, 2010.

(p)	—	Form of Service Plan (Class A, Class A5, Class B, Class B5, Class C, Class C5, Class R and Class R5 Shares)(Reimbursement), incorporated herein by reference to Registrant’s PEA No. 90 on Form N-1A, filed on February 12, 2010.

11	—	Opinion and Consent of Stradley Ronon Stevens & Young, LLP, is filed herewith.

12	—	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders will be filed by Post-Effective Amendment.

13 (a)	—	(1) Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 79 on Form N-1A, filed on December 20, 2006.

	—	(2) Amendment No. 1, dated February 28, 2007, to the Second Amended and Restated Master Administrative Services Agreement incorporated herein by reference to Registrant’s PEA No. 81 on Form N-1A, filed on February 8, 2008.

	—	(3) Amendment No. 2, dated May 29, 2009, to the Second Amended and Restated Master Administrative Services Agreement incorporated herein by reference to Registrant’s PEA No. 86 on Form N-1A, filed on May 29, 2009.

	—	(4) Amendment No. 3, dated January 1, 2010, to the Second Amended and Restated Master Administrative Services Agreement, incorporated herein by reference to Registrant’s PEA No. 90 on Form N-1A, filed on February 12, 2010.

	—	(5) Amendment No. 4 dated February 12, 2010, to the Second Amended and Restated Master Administrative Services Agreement, incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on February 26, 2010.

	—	(6) Amendment No. 5 dated April 30, 2010, to the Second Amended and Restated Master Administrative Services Agreement, incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on June 11, 2010.

	—	(7) Amendment No. 6 dated June 14, 2010, to the Second Amended and Restated Master Administrative Services Agreement, incorporated herein by reference to Registrant’s PEA No. 96 on Form N-1A, filed on June 11, 2010.

(b)	—	Sixth Amended and Restated Memorandum of Agreement, regarding securities lending waiver, dated July 1, 2010, between Registrant (on behalf of all Funds) and Invesco Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 98 on Form N-1A, filed July 26, 2010.

(c)	—	Memorandum of Agreement, regarding expense limitations, dated July 1, 2010, between Registrant (on behalf of certain Funds) and Invesco Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 98 on Form N-1A, filed on July 26, 2010.

(d)	—	Memorandum of Agreement, regarding advisory fee waivers, dated July 1, 2010, between Registrant (on behalf of certain Funds) and Invesco Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 98 on Form N-1A, filed on July 26, 2010.

(e)	—	Memorandum of Agreement, regarding 12b-1 fee waivers, dated July 1, 2010, between Registrant (on behalf of AIM LIBOR Alpha Fund) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 98 on Form N-1A, filed on July 26, 2010.

(f)	—	Third Amended and Restated Interfund Loan Agreement dated December 30, 2005 between Registrant and A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 79 on Form N-1A, filed on December 20, 2006.

(g)	—	Eighteenth Amended and Restated Multiple Class Plan of The AIM Family of Funds®, effective December 12, 2001, as amended and restated April 1, 2010 incorporated herein by reference to Registrant’s PEA No. 94 on Form N-1A, filed March 24, 2010.

14(a)		Consent of PricewaterhouseCoopers LLP is filed herewith.

(b)	—	Consent of Deloitte & Touche LLP is filed herewith.

15	—	Omitted Financial Statements — None

16(a)	—	Powers of Attorney for Arch, Baker, Bayley, Bunch, Crockett, Dammeyer, Dowden, Fields, Flanagan, Mathai-Davis, Pennock, Soll, Sonnenschein, Stickel, Taylor and Whalen are filed herewith.

(b)	—	Power of Attorney for Mr. Frischling is filed herewith.

17	—	Form of Proxy Cards relating to special meeting of shareholders is filed herewith.

Item 17.		Undertakings

(1)	—	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145C], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	—	The undersigned Registrant agrees that every prospectus that is filled under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	—	The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed will be filed by Post-Effective Amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, State of Texas, on the 12th day of November 12, 2010.
Registrant: AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)

By:	/s/ Philip A. Taylor
Philip A. Taylor, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor	Trustee & President	November 12, 2010
(Philip A. Taylor)	(Principal Executive Officer)

/s/ David C. Arch* (David C. Arch)	Trustee	November 12, 2010

/s/ Bob R. Baker* (Bob R. Baker)	Trustee	November 12, 2010

/s/ Frank S. Bayley* (Frank S. Bayley)	Trustee	November 12, 2010

/s/ James T. Bunch* (James T. Bunch)	Trustee	November 12, 2010

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	November 12, 2010

/s/ Rod Dammeyer* (Rod Dammeyer)	Trustee	November 12, 2010

/s/ Albert R. Dowden* (Albert R. Dowden)	Trustee	November 12, 2010

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	November 12, 2010

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	November 12, 2010

/s/ Carl Frischling* (Carl Frischling)	Trustee	November 12, 2010

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	November 12, 2010

SIGNATURES	TITLE	DATE

/s/ Lewis F. Pennock* (Lewis F. Pennock)	Trustee	November 12, 2010

/s/ Larry Soll* (Larry Soll)	Trustee	November 12, 2010

/s/ Hugo F. Sonnenschein* (Hugo F. Sonnenschein)	Trustee	November 12, 2010

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	November 12, 2010

/s/ Wayne W. Whalen* (Wayne W. Whalen)	Trustee	November 12, 2010

Vice President & Treasurer
/s/ Sheri Morris*	(Principal Financial and
(Sheri Morris)	Accounting Officer)	November 12, 2010

*By	/s/ Philip A. Taylor Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated November 5 and 8, 2010, filed herewith.

INDEX

Exhibit
Number		Description
8(b)	—	Form of Invesco Funds Trustee Deferred Compensation Agreement

11	—	Opinion and Consent of Stradley, Ronon, Stevens & Young, LLP

14(a)	—	Consent of PricewaterhouseCoopers LLP

14(b)	—	Consent of Deloitte & Touche LLP

16(a)	—	Powers of Attorney for Arch, Baker, Bayley, Bunch, Crockett, Dammeyer, Dowden, Fields, Flanagan, Mathai-Davis, Pennock, Soll, Sonnenschein, Stickel, Taylor and Whalen

16(b)	—	Power of Attorney for Mr. Frischling

17	—	Form of Proxy Cards